UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑21475
RBC Funds Trust
(Exact name of registrant as specified in charter)

250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Address of principal executive offices) (Zip code)
Tara Tilbury
250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 376‑7132
Date of fiscal year end: September 30, 2026
Date of reporting period: March 31, 2026

Item 1. Report to Stockholders
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

RBC SMID Cap Growth Fund Class A / TMCAX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC SMID Cap Growth Fund (Class A/TMCAX)	$53	1.07%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid‑capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and industrials detracted from relative performance.

Sector Allocation	Positive	Underweight exposure to information technology and overweight exposure to energy benefited relative returns.

RBC SMID Cap Growth Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC SMID Cap Growth Fund (Class A/TMCAX)— including maximum sales load (5.75%)	-8.59%	-1.98%	0.88%	8.12%

RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load	-3.03%	3.98%	2.08%	8.77%

S&P 500 Index (Regulatory Benchmark)	-1.79%	17.80%	12.06%	14.16%

Russell 2500 Growth Index (Strategy Benchmark)	-3.20%	19.31%	1.75%	10.46%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$110,505,961

Total number of portfolio holdings	77

Portfolio turnover rate as of the end of the reporting period	11%

RBC SMID Cap Growth Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC SMID Cap Growth Fund — Class A	| 3

SMA-SAR-03-26

RBC SMID Cap Growth Fund — Class A	| 4

RBC SMID Cap Growth Fund Class I / TMCIX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC SMID Cap Growth Fund (Class I/TMCIX)	$40	0.82%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid‑capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and industrials detracted from relative performance.

Sector Allocation	Positive	Underweight exposure to information technology and overweight exposure to energy benefited relative returns.

RBC SMID Cap Growth Fund — Class I	| 1

Fund Performance
Growth of $250,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC SMID Cap Growth Fund (Class I/TMCIX)	-2.94%	4.29%	2.34%	9.04%

S&P 500 Index (Regulatory Benchmark)	-1.79%	17.80%	12.06%	14.16%

Russell 2500 Growth Index (Strategy Benchmark)	-3.20%	19.31%	1.75%	10.46%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$110,505,961

Total number of portfolio holdings	77

Portfolio turnover rate as of the end of the reporting period	11%

RBC SMID Cap Growth Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC SMID Cap Growth Fund — Class I	| 3

SMI-SAR-03-26

RBC SMID Cap Growth Fund — Class I	| 4

RBC SMID Cap Growth Fund Class R6 / RSMRX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC SMID Cap Growth Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC SMID Cap Growth Fund (Class R6/RSMRX)	$38	0.77%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid‑capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Sector Security Selection	Negative	Security selection within health care and industrials detracted from relative performance.

Sector Allocation	Positive	Underweight exposure to information technology and overweight exposure to energy benefited relative returns.

RBC SMID Cap Growth Fund — Class R6	| 1

Fund Performance
Growth of $250,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC SMID Cap Growth Fund (Class R6/RSMRX)	-2.85%	4.33%	2.39%	9.10%

S&P 500 Index (Regulatory Benchmark)	-1.79%	17.80%	12.06%	14.16%

Russell 2500 Growth Index (Strategy Benchmark)	-3.20%	19.31%	1.75%	10.46%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$110,505,961

Total number of portfolio holdings	77

Portfolio turnover rate as of the end of the reporting period	11%

RBC SMID Cap Growth Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

TechnipFMC Plc	3.5%

Woodward, Inc.	2.7%

Burlington Stores, Inc.	2.7%

RBC Bearings, Inc.	2.6%

Onto Innovation, Inc.	2.6%

CACI International, Inc.	2.2%

Ollie’s Bargain Outlet Holdings, Inc.	2.1%

Silicon Laboratories, Inc.	1.9%

Stifel Financial Corp.	1.9%

Mercury Systems, Inc.	1.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC SMID Cap Growth Fund — Class R6	| 3

SMR-SAR-03-26

RBC SMID Cap Growth Fund — Class R6	| 4

RBC BlueBay Strategic Income Fund Class A / RBIAX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Strategic Income Fund (Class A/RBIAX)	$44	0.87%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Non‑US Rates	Negative	Marginal non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Allocations towards the Communications sector and the Technology sector hurt performance. Detraction within Communications was largely caused by a single issuer, while detraction in Technology was generally caused by pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

RBC BlueBay Strategic Income Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Strategic Income Fund (Class A/RBIAX) — including maximum sales load (3.75%)	-3.66%	-0.33%	4.10%(a)

RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load	0.64%	4.12%	5.12%(a)

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	-0.04%

ICE BofA US Dollar 3‑Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	1.97%	4.25%	3.87%

(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$83,759,949

Total number of portfolio holdings	253

Portfolio turnover rate as of the end of the reporting period	385%

RBC BlueBay Strategic Income Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

GEOGRAPHIC ALLOCATION

United States	83.2%

North America	4.9%

Europe	4.3%

Japan	3.4%

South America	1.8%

Latin America	1.0%

Africa/Middle East	0.5%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Strategic Income Fund — Class A	| 3

BSIA-SAR-03-26

RBC BlueBay Strategic Income Fund — Class A	| 4

RBC BlueBay Strategic Income Fund Class I / RBSIX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Strategic Income Fund (Class I/RBSIX)	$31	0.62%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Non‑US Rates	Negative	Marginal non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Allocations towards the Communications sector and the Technology sector hurt performance. Detraction within Communications was largely caused by a single issuer, while detraction in Technology was generally caused by pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

RBC BlueBay Strategic Income Fund — Class I	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Strategic Income Fund (Class I/RBSIX)	0.72%	4.33%	5.38%(a)

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	-0.04%

ICE BofA US Dollar 3‑Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	1.97%	4.25%	3.87%

(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$83,759,949

Total number of portfolio holdings	253

Portfolio turnover rate as of the end of the reporting period	385%

RBC BlueBay Strategic Income Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

GEOGRAPHIC ALLOCATION

United States	83.2%

North America	4.9%

Europe	4.3%

Japan	3.4%

South America	1.8%

Latin America	1.0%

Africa/Middle East	0.5%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Strategic Income Fund — Class I	| 3

BSII-SAR-03-26

RBC BlueBay Strategic Income Fund — Class I	| 4

RBC BlueBay Strategic Income Fund Class R6 / RBSRX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Strategic Income Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	$29	0.57%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return (capital appreciation and income) by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Non‑US Rates	Negative	Marginal non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Allocations towards the Communications sector and the Technology sector hurt performance. Detraction within Communications was largely caused by a single issuer, while detraction in Technology was generally caused by pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

RBC BlueBay Strategic Income Fund — Class R6	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Strategic Income Fund (Class R6/RBSRX)	0.74%	4.38%	5.44%(a)

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	-0.04%

ICE BofA US Dollar 3‑Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)	1.97%	4.25%	3.87%

(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$83,759,949

Total number of portfolio holdings	253

Portfolio turnover rate as of the end of the reporting period	385%

RBC BlueBay Strategic Income Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

Uniti Fiber Abs Issuer LLC, Series 2025‑1A, Class B, 6.37%, 4/20/55	1.0%

HOMES Trust, Series 2025- NQM4, Class A1, 5.22%, 8/25/70	0.9%

Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37	0.9%

Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%	0.8%

Planet Fitness Master Issuer LLC, Series 2025‑1A, Class A2II, 5.65%, 12/6/55	0.8%

Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30	0.8%

GEOGRAPHIC ALLOCATION

United States	83.2%

North America	4.9%

Europe	4.3%

Japan	3.4%

South America	1.8%

Latin America	1.0%

Africa/Middle East	0.5%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Strategic Income Fund — Class R6	| 3

BSIR-SAR-03-26

RBC BlueBay Strategic Income Fund — Class R6	| 4

RBC BlueBay Impact Bond Fund Class A / RIBAX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Impact Bond Fund (Class A/RIBAX)	$35	0.70%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Continued weakness in an individual problematic asset-backed securities issuer continued to drive price volatility.

Credit Selection	Positive	Strong credit selection within corporate bonds helped performance.

Credit Allocation	Positive	An overweight to municipal bonds was beneficial to performance over the period, as was an overweight to Small Business Administration loans.

RBC BlueBay Impact Bond Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including maximum sales load (3.75%)	-3.76%	-1.82%	-1.25%	0.47%(a)

RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load	0.03%	2.05%	-0.49%	0.93%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	0.31%	1.68%

(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 18, 2017) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$217,249,741

Total number of portfolio holdings	292

Portfolio turnover rate as of the end of the reporting period	17%

RBC BlueBay Impact Bond Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset
Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Impact Bond Fund — Class A	| 3

BIMA-SAR-03-26

RBC BlueBay Impact Bond Fund — Class A	| 4

RBC BlueBay Impact Bond Fund Class I / RIBIX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Impact Bond Fund (Class I/RIBIX)	$22	0.45%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Continued weakness in an individual problematic asset-backed securities issuer continued to drive price volatility.

Credit Selection	Positive	Strong credit selection within corporate bonds helped performance.

Credit Allocation	Positive	An overweight to municipal bonds was beneficial to performance over the period, as was an overweight to Small Business Administration loans.

RBC BlueBay Impact Bond Fund — Class I	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

RBC BlueBay Impact Bond Fund (Class I/RIBIX)	0.16%	2.19%	-0.22%	1.22%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	0.31%	1.68%

(a)	Commenced operations on December 18, 2017.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$217,249,741

Total number of portfolio holdings	292

Portfolio turnover rate as of the end of the reporting period	17%

RBC BlueBay Impact Bond Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Impact Bond Fund — Class I	| 3

BIMI‑SAR‑03‑26

RBC BlueBay Impact Bond Fund — Class I	| 4

RBC BlueBay Impact Bond Fund Class R6 / RIBRX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	$20	0.40%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Continued weakness in an individual problematic asset-backed securities issuer continued to drive price volatility.

Credit Selection	Positive	Strong credit selection within corporate bonds helped performance.

Credit Allocation	Positive	An overweight to municipal bonds was beneficial to performance over the period, as was an overweight to Small Business Administration loans.

RBC BlueBay Impact Bond Fund — Class R6	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	SINCE INCEPTION

RBC BlueBay Impact Bond Fund (Class R6/RIBRX)	0.19%	2.36%	-0.19%	1.26%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	0.31%	1.68%

(a)	Commenced operations on December 18, 2017.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$217,249,741

Total number of portfolio holdings	292

Portfolio turnover rate as of the end of the reporting period	17%

RBC BlueBay Impact Bond Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Impact Bond Fund — Class R6	| 3

BIMR-SAR-03-26

RBC BlueBay Impact Bond Fund — Class R6	| 4

RBC BlueBay Impact Bond Fund Class Y / RIBYX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Impact Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	$20	0.40%

[1] Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Adviser’s impact methodology. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related, mortgage-backed and asset-backed securities, and obligations of U.S. governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Issuer Specific	Negative	Continued weakness in an individual problematic asset-backed securities issuer continued to drive price volatility.

Credit Selection	Positive	Strong credit selection within corporate bonds helped performance.

Credit Allocation	Positive	An overweight to municipal bonds was beneficial to performance over the period, as was an overweight to Small Business Administration loans.

RBC BlueBay Impact Bond Fund — Class Y	| 1

Fund Performance
Growth of $5,000,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Impact Bond Fund (Class Y/RIBYX)	0.19%	2.24%	-0.30%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	0.22%

(a)	The Fund’s Class Y shares commenced operations on April 12, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$217,249,741

Total number of portfolio holdings	292

Portfolio turnover rate as of the end of the reporting period	17%

RBC BlueBay Impact Bond Fund — Class Y	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	2.3%

Amgen, Inc., 5.25%, 3/2/33	1.7%

New York State Electric & Gas Corp., 5.05%, 8/15/35	1.5%

Elevance Health, Inc., 5.15%, 6/15/29	1.5%

Fannie Mae, Pool #BZ0636, 5.22%, 6/1/31	1.4%

American Water Capital Corp., 4.45%, 6/1/32	1.4%

AT&T, Inc., 5.55%, 11/1/45	1.3%

Luminace Issuer LLC, Series 2022‑1, Class B, 5.91%, 7/31/62	1.3%

Fannie Mae, Pool #BZ3608, 4.66%, 4/1/30	1.3%

Connecticut Housing Finance Authority, Revenue, Series B, 4.80%, 5/15/28	1.3%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Impact Bond Fund — Class Y	| 3

BIMY‑SAR‑03‑26

RBC BlueBay Impact Bond Fund — Class Y	| 4

RBC BlueBay High Yield Bond Fund Class A / RHYAX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay High Yield Bond Fund (Class A/RHYAX)	$40	0.81%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Credit Beta	Negative	The fund was more aggressively positioned than the benchmark towards the beginning of 2026 when markets sold off as a result of the US/Iran war in the Middle East. Spreads widened, and this hurt performance.

Credit Selection	Positive	Credit selection was positive in most sectors over the period. Credit selection was especially strong within the Retail, Utilities, and Technology sectors.

Credit Allocation	Negative	Credit allocation decisions detracted from performance overall. Underweights to both the Healthcare and Capital Goods sectors were particularly detrimental to performance.

Credit Selection	Negative	Within select sectors like Services and Telecommunications, relative performance was a drag over the period due to credit selection.

RBC BlueBay High Yield Bond Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — including maximum sales load (4.25%)	-3.92%	2.36%	3.09%	5.32%

RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load	0.32%	6.91%	3.99%	5.78%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

ICE BofA US High Yield Index (Strategy Benchmark)	0.79%	6.90%	4.19%	6.05%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,476,152,026

Total number of portfolio holdings	208

Portfolio turnover rate as of the end of the reporting period	64%

RBC BlueBay High Yield Bond Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay High Yield Bond Fund — Class A	| 3

BHYA-SAR-03-26

RBC BlueBay High Yield Bond Fund — Class A	| 4

RBC BlueBay High Yield Bond Fund Class I / RGHYX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	$28	0.56%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Credit Beta	Negative	The fund was more aggressively positioned than the benchmark towards the beginning of 2026 when markets sold off as a result of the US/Iran war in the Middle East. Spreads widened, and this hurt performance.

Credit Selection	Positive	Credit selection was positive in most sectors over the period. Credit selection was especially strong within the Retail, Utilities, and Technology sectors.

Credit Allocation	Negative	Credit allocation decisions detracted from performance overall. Underweights to both the Healthcare and Capital Goods sectors were particularly detrimental to performance.

Credit Selection	Negative	Within select sectors like Services and Telecommunications, relative performance was a drag over the period due to credit selection.

RBC BlueBay High Yield Bond Fund — Class I	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay High Yield Bond Fund (Class I/RGHYX)	0.44%	7.09%	4.24%	6.06%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

ICE BofA US High Yield Index (Strategy Benchmark)	0.79%	6.90%	4.19%	6.05%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,476,152,026

Total number of portfolio holdings	208

Portfolio turnover rate as of the end of the reporting period	64%

RBC BlueBay High Yield Bond Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay High Yield Bond Fund — Class I	| 3

BHYI-SAR-03-26

RBC BlueBay High Yield Bond Fund — Class I	| 4

RBC BlueBay High Yield Bond Fund Class R6 / RHYRX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay High Yield Bond Fund (“Fund”) for the period from December 16, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay High Yield Bond Fund (Class R6/RHYRX)	$14	0.48%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Credit Beta	Negative	The fund was more aggressively positioned than the benchmark towards the beginning of 2026 when markets sold off as a result of the US/Iran war in the Middle East. Spreads widened, and this hurt performance.

Credit Selection	Positive	Credit selection was positive in most sectors over the period. Credit selection was especially strong within the Retail, Utilities, and Technology sectors.

Credit Allocation	Negative	Credit allocation decisions detracted from performance overall. Underweights to both the Healthcare and Capital Goods sectors were particularly detrimental to performance.

Credit Selection	Negative	Within select sectors like Services and Telecommunications, relative performance was a drag over the period due to credit selection.

RBC BlueBay High Yield Bond Fund — Class R6	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay High Yield Bond Fund (Class R6/RHYRX)	0.67%(a)	7.38%(a)	4.36%(a)	6.15%(a)

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

ICE BofA US High Yield Index (Strategy Benchmark)	0.79%	6.90%	4.19%	6.05%

(a)
The Fund’s Class R6 shares commenced operations on December 15, 2025. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on November 30, 2011) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,476,152,026

Total number of portfolio holdings	208

Portfolio turnover rate as of the end of the reporting period	64%

RBC BlueBay High Yield Bond Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

U.S. Treasury Notes, 3.50%, 2/28/31	1.5%

Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26	1.1%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	1.1%

Carriage Services, Inc., 4.25%, 5/15/29	1.1%

1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28	1.1%

SV RNO Property Owner 1 LLC, 5.88%, 3/1/31	1.0%

Level 3 Financing, Inc., 6.88%, 6/30/33	1.0%

ZF North America Capital, Inc., 7.50%, 3/24/31	1.0%

Sunrise FinCo I BV, 4.88%, 7/15/31	0.9%

APLD ComputeCo LLC, 9.25%, 12/15/30	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay High Yield Bond Fund — Class R6	| 3

BHYR-SAR-03-26

RBC BlueBay High Yield Bond Fund — Class R6	| 4

RBC BlueBay Emerging Market Debt Fund Class A / RESAX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)	$52	1.03%
1 Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Country Selection – Venezuela	Positive	The fund’s Venezuelan bond holdings performed well on the back of improved political and economic normalization and the possibility of greater market access over time.

Country Selection – Ecuador	Positive	The fund’s overweight in Ecuador performed well as bonds gained on progress toward the International Monetary Fund program, signaling improved fiscal policy and building market confidence.

Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms such as deregulation and fiscal tightening.

Hedges	Negative	The fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment this was a minor detractor.

Country Selection – South Africa	Negative	The fund’s overweight in South Africa detracted as the spreads widened due to a combination of domestic policy uncertainty and sensitivity to the shifting global macro environment.

RBC BlueBay Emerging Market Debt Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including maximum sales load (4.25%)	-1.67%	6.44%	2.91%	3.82%

RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load	2.66%	11.12%	3.82%	4.27%

Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-0.84%	4.26%	-1.46%	0.58%

JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	1.99%	10.38%	2.47%	3.75%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$136,838,436

Total number of portfolio holdings	257

Portfolio turnover rate as of the end of the reporting period	38%

RBC BlueBay Emerging Market Debt Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

GEOGRAPHIC ALLOCATION

Africa/Middle East	24.1%

Asia	6.8%

Europe	16.9%

Latin America	42.2%

North America	5.8%

Other	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Emerging Market Debt Fund — Class A	| 3

BEMA-SAR-03-26

RBC BlueBay Emerging Market Debt Fund — Class A	| 4

RBC BlueBay Emerging Market Debt Fund Class I / RBESX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	$40	0.79%

[1]	Annualize[d]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Country Selection – Venezuela	Positive	The fund’s Venezuelan bond holdings performed well on the back of improved political and economic normalization and the possibility of greater market access over time.

Country Selection – Ecuador	Positive	The fund’s overweight in Ecuador performed well as bonds gained on progress toward the International Monetary Fund program, signaling improved fiscal policy and building market confidence.

Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms such as deregulation and fiscal tightening.

Hedges	Negative	The fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment this was a minor detractor.

Country Selection – South Africa	Negative	The fund’s overweight in South Africa detracted as the spreads widened due to a combination of domestic policy uncertainty and sensitivity to the shifting global macro environment.

RBC BlueBay Emerging Market Debt Fund — Class I	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)	2.73%	11.41%	4.08%	4.53%

Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-0.84%	4.26%	-1.46%	0.58%

JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	1.99%	10.38%	2.47%	3.75%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$136,838,436

Total number of portfolio holdings	257

Portfolio turnover rate as of the end of the reporting period	38%

RBC BlueBay Emerging Market Debt Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

GEOGRAPHIC ALLOCATION

Africa/Middle East	24.1%

Asia	6.8%

Europe	16.9%

Latin America	42.2%

North America	5.8%

Other	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Emerging Market Debt Fund — Class I	| 3

BEMI-SAR-03-26

RBC BlueBay Emerging Market Debt Fund — Class I	| 4

RBC BlueBay Emerging Market Debt Fund Class R6 / RBERX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Emerging Market Debt Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	$37	0.74%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that have similar economic characteristics as fixed income securities of issuers economically tied to emerging market countries that are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Country Selection – Venezuela	Positive	The fund’s Venezuelan bond holdings performed well on the back of improved political and economic normalization and the possibility of greater market access over time.

Country Selection – Ecuador	Positive	The fund’s overweight in Ecuador performed well as bonds gained on progress toward the International Monetary Fund program, signaling improved fiscal policy and building market confidence.

Country Selection - Argentina	Positive	The fund’s overweight in Argentina performed well on optimism around President Milei’s market-friendly reforms such as deregulation and fiscal tightening.

Hedges	Negative	The fund had a number of hedges both in the form of corporate and sovereign Credit Default Swaps (CDS), and given the strong risk sentiment this was a minor detractor.

Country Selection – South Africa	Negative	The fund’s overweight in South Africa detracted as the spreads widened due to a combination of domestic policy uncertainty and sensitivity to the shifting global macro environment.

RBC BlueBay Emerging Market Debt Fund — Class R6	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)	2.84%	11.50%	4.16%	4.60%

Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-0.84%	4.26%	-1.46%	0.58%

JPMorgan EMBI Global Diversified Index (Strategy Benchmark)	1.99%	10.38%	2.47%	3.75%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$136,838,436

Total number of portfolio holdings	257

Portfolio turnover rate as of the end of the reporting period	38%

RBC BlueBay Emerging Market Debt Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Ecuador Government International Bond, 6.90%, 7/31/35	2.2%

Petroleos Mexicanos, 7.69%, 1/23/50	1.8%

Argentine Republic Government International Bond, 3.50%, 7/9/41	1.6%

Turkiye Government International Bond, 7.25%, 5/29/32	1.5%

Colombia Government International Bond, 7.75%, 11/7/36	1.5%

Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30	1.3%

Colombia Government International Bond, 8.00%, 11/14/35	1.3%

Oman Government International Bond, 6.75%, 1/17/48	1.1%

Angolan Government International Bond, 9.38%, 3/31/33	1.1%

Bogota Distrito Capital, 13.14%, 11/5/35	1.0%

GEOGRAPHIC ALLOCATION

Africa/Middle East	24.1%

Asia	6.8%

Europe	16.9%

Latin America	42.2%

North America	5.8%

Other	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Emerging Market Debt Fund — Class R6	| 3

BEMR-SAR-03-26

RBC BlueBay Emerging Market Debt Fund — Class R6	| 4

RBC BlueBay Core Plus Bond Fund Class A / RCPAX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)	$34	0.69%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Rates	Negative	Non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Credit selection within mortgage related securities hurt performance. Similarly, the technology sector was a drag on performance amid pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

RBC BlueBay Core Plus Bond Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — including maximum sales load (3.75%)	-4.12%	-0.22%	0.33%(a)

RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — excluding sales load	0.14%	4.22%	1.31%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	-0.04%

(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$85,158,258

Total number of portfolio holdings	266

Portfolio turnover rate as of the end of the reporting period	421%

RBC BlueBay Core Plus Bond Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A,	1.0%
Class A2, 5.16%, 12/20/55

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at
1-800-422-2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC Blue Bay Core Plus Bond Fund — Class A	| 3

BCPA-SAR-03-26

RBC BlueBay Core Plus Bond Fund — Class A	| 4

RBC BlueBay Core Plus Bond Fund Class I / RCPIX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	$22	0.44%
1 Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Rates	Negative	Non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Credit selection within mortgage related securities hurt performance. Similarly, the technology sector was a drag on performance amid pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

RBC BlueBay Core Plus Bond Fund — Class I	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)	0.26%	4.46%	1.58%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	-0.04%

(a)	Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$85,158,258

Total number of portfolio holdings	266

Portfolio turnover rate as of the end of the reporting period	421%

RBC BlueBay Core Plus Bond Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Core Plus Bond Fund — Class I	| 3

BCPI-SAR-03-26

RBC BlueBay Core Plus Bond Fund — Class I	| 4

RBC BlueBay Core Plus Bond Fund Class R6 / RCPRX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Core Plus Bond Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	$19	0.39%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide total return by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non‑investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Rates	Negative	Non‑US interest rate positioning hurt performance as markets sold off in Q1 2026.

Sector Specific	Negative	Credit selection within mortgage related securities hurt performance. Similarly, the technology sector was a drag on performance amid pressure in Q4 over supply fears and upcoming issuance.

Credit Alpha	Positive	Solid credit selection within Consumer Non‑Cyclicals and Utilities sectors generated alpha which helped limit overall underperformance over the period.

RBC BlueBay Core Plus Bond Fund — Class R6	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Since Inception

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	SINCE INCEPTION

RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)	0.40%	4.52%	1.63%(a)

Bloomberg US Aggregate Bond Index	1.05%	4.35%	-0.04%

(a) Commenced operations November 1, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$85,158,258

Total number of portfolio holdings	266

Portfolio turnover rate as of the end of the reporting period	421%

RBC BlueBay Core Plus Bond Fund — Class R6	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	4.3%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.3%

U.S. Treasury Notes, 4.00%, 11/15/35	3.0%

Fannie Mae, (TBA), 3.00%, 4/1/56	2.0%

U.S. Treasury Notes, 3.38%, 11/30/27	2.0%

U.S. Treasury Notes, 3.50%, 10/31/27	2.0%

Fannie Mae, (TBA), 6.00%, 4/1/56	1.4%

Fannie Mae, (TBA), 3.50%, 4/1/56	1.3%

Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	1.2%

MetroNet Infrastructure Issuer LLC, Series 2025‑4A, Class A2, 5.16%, 12/20/55	1.0%

SECTOR ALLOCATION

Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Core Plus Bond Fund — Class R6	| 3

BCPR-SAR-03-26

RBC BlueBay Core Plus Bond Fund — Class R6	| 4

RBC BlueBay Access Capital Community Investment Fund Class A / ACASX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)	$40	0.80%

[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income/Carry	Positive	The fund maintained a yield advantage over the benchmark during the period.

Credit Selection	Positive	The fund generated positive relative returns with solid credit selection in agency commercial mortgage-backed securities and Small Business Administration loans.

Credit Selection	Negative	Our specified mortgage-backed securities pools underperformed those in the benchmark.

Credit Allocation	Negative	Not owning asset-backed securities dragged on performance over the period.

RBC BlueBay Access Capital Community Investment Fund — Class A	| 1

Fund Performance
Growth of $10,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including maximum sales load (3.75%)	-1.92%	1.10%	-0.88%	0.41%

RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load	1.86%	5.05%	-0.12%	0.79%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

Bloomberg US Securitized Index (Strategy Benchmark)	2.09%	5.75%	0.54%	1.51%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$710,847,122

Total number of portfolio holdings	957

Portfolio turnover rate as of the end of the reporting period	64%

RBC BlueBay Access Capital Community Investment Fund — Class A	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Access Capital Community Investment Fund — Class A	| 3

BACA-SAR-03-26

RBC BlueBay Access Capital Community Investment Fund — Class A	| 4

RBC BlueBay Access Capital Community Investment Fund Class I / ACCSX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	$23	0.45%
1 Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income/Carry	Positive	The fund maintained a yield advantage over the benchmark during the period.

Credit Selection	Positive	The fund generated positive relative returns with solid credit selection in agency commercial mortgage-backed securities and Small Business Administration loans.

Credit Selection	Negative	Our specified mortgage-backed securities pools underperformed those in the benchmark.

Credit Allocation	Negative	Not owning asset-backed securities dragged on performance over the period.

RBC BlueBay Access Capital Community Investment Fund — Class I	| 1

Fund Performance
Growth of $1,000,000 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)	2.03%	5.41%	0.22%	1.14%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

Bloomberg US Securitized Index (Strategy Benchmark)	2.09%	5.75%	0.54%	1.51%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month‑end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1‑800‑973‑0073.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$710,847,122

Total number of portfolio holdings	957

Portfolio turnover rate as of the end of the reporting period	64%

RBC BlueBay Access Capital Community Investment Fund — Class I	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Access Capital Community Investment Fund — Class I	| 3

BACI-SAR-03-26

RBC BlueBay Access Capital Community Investment Fund — Class I	| 4

RBC BlueBay Access Capital Community Investment Fund Class IS / ACATX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Access Capital Community Investment Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	$20	0.40%
1 Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the reporting period.
TOP PERFORMANCE CONTRIBUTORS

FACTOR	IMPACT	SUMMARY

Income/Carry	Positive	The fund maintained a yield advantage over the benchmark during the period.

Credit Selection	Positive	The fund generated positive relative returns with solid credit selection in agency commercial mortgage-backed securities and Small Business Administration loans.

Credit Selection	Negative	Our specified mortgage-backed securities pools underperformed those in the benchmark.

Credit Allocation	Negative	Not owning asset-backed securities dragged on performance over the period.

RBC BlueBay Access Capital Community Investment Fund — Class IS	| 1

Fund Performance
Growth of $2,500 Initial Investment Over 10 Years

AVERAGE ANNUAL TOTAL RETURN	6 MONTHS	1 YEAR	5 YEARS	10 YEARS

RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)	2.06%	5.47%	0.29%	1.24%

Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	1.05%	4.35%	0.31%	1.70%

Bloomberg US Securitized Index (Strategy Benchmark)	2.09%	5.75%	0.54%	1.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$710,847,122

Total number of portfolio holdings	957

Portfolio turnover rate as of the end of the reporting period	64%

RBC BlueBay Access Capital Community Investment Fund — Class IS	| 2

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Fannie Mae, (TBA), 2.00%, 4/1/56	6.1%

Fannie Mae, (TBA), 2.50%, 4/1/56	3.7%

Fannie Mae, Pool #CB4463, 4.50%, 8/1/52	1.4%

Fannie Mae, Pool #CC1130, 6.00%, 9/1/55	1.3%

Fannie Mae, Pool #CB5037, 5.50%, 11/1/52	1.2%

Fannie Mae, Pool #BZ5369, 4.41%, 10/1/35	1.1%

Fannie Mae, Pool #CB4314, 4.50%, 8/1/52	1.1%

Freddie Mac, Pool #RJ3358, 5.50%, 1/1/55	1.1%

Freddie Mac, Pool #RA7503, 4.50%, 7/1/52	1.0%

Fannie Mae, Pool #CB3797, 4.00%, 6/1/52	0.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Access Capital Community Investment Fund — Class IS	| 3

BACIS-SAR-03-26

RBC BlueBay Access Capital Community Investment Fund — Class IS	| 4

RBC BlueBay U.S. Government Money Market Fund Class A / RGMXX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay U.S. Government Money Market Fund (Class A/RGMXX)	$12	0.23%

[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,315,869,310

Total number of portfolio holdings	199

RBC BlueBay U.S. Government Money Market Fund — Class A	| 1

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

MONEY MARKET MATURITY

Less than 8 days	62.1%

8 to 14 days	2.3%

15 to 30 days	5.5%

31 to 180 days	23.0%

Over 180 days	6.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay U.S. Government Money Market Fund — Class A	| 2

BMMA-SAR-03-26

RBC BlueBay U.S. Government Money Market Fund — Class A	| 3

BMMA-SAR-03-26

RBC BlueBay U.S. Government Money Market Fund — Class A	| 4

RBC BlueBay U.S. Government Money Market Fund Institutional Class 1 / TUGXX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay U.S. Government Money Market Fund (Institutional Class 1/TUGXX)	$7	0.13%
1 Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,315,869,310

Total number of portfolio holdings	199

RBC BlueBay U.S. Government Money Market Fund — Institutional Class 1	| 1

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

MONEY MARKET MATURITY

Less than 8 days	62.1%

8 to 14 days	2.3%

15 to 30 days	5.5%

31 to 180 days	23.0%

Over 180 days	6.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay U.S. Government Money Market Fund — Institutional Class 1	| 2

BMM1-SAR-03-26

RBC BlueBay U.S. Government Money Market Fund — Institutional Class 1	| 3

BMM1-SAR-03-26

RBC BlueBay U.S. Government Money Market Fund — Institutional Class 1	| 4

RBC BlueBay U.S. Government Money Market Fund Institutional Class 2 / TIMXX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay U.S. Government Money Market Fund (Institutional Class 2/TIMXX)	$14	0.27%
1 Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,315,869,310

Total number of portfolio holdings	199

RBC BlueBay U.S. Government Money Market Fund — Institutional Class 2	| 1

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/ 26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

MONEY MARKET MATURITY

Less than 8 days	62.1%

8 to 14 days	2.3%

15 to 30 days	5.5%

31 to 180 days	23.0%

Over 180 days	6.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay U.S. Government Money Market Fund — Institutional Class 2	| 2

BMM2-SAR-03-26

RBC BlueBay U.S. Government Money Market Fund — Institutional Class 2	| 3

BMM2-SAR-03-26

RBC BlueBay U.S. Government Money Market Fund — Institutional Class 2	| 4

RBC BlueBay U.S. Government Money Market Fund Investor Class / TUIXX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay U.S. Government Money Market Fund (“Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay U.S. Government Money Market Fund (Investor Class/TUIXX)	$50	1.00%

[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$20,315,869,310

Total number of portfolio holdings	199

RBC BlueBay U.S. Government Money Market Fund — Investor Class	| 1

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Wells Fargo Securities LLC, repo, 3.67%, 4/1/26	4.9%

Deutsche Bank Securities, repo, 3.66%, 4/1/26	3.1%

Bank of America, National Association, repo, 3.65%, 4/1/26	2.7%

Bank of America, National Association, repo, 3.66%, 4/1/26	2.7%

Credit Agricole Corporate and Investment Bank, repo, 3.66%, 4/1/26	2.5%

TD Securities (USA), repo, 3.67%, 4/1/26	2.5%

BNP Paribas Securities Corp., repo, 3.65%, 4/1/26	2.0%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Citigroup Global Markets, Inc., repo, 3.66%, 4/1/26	1.7%

Wells Fargo Securities LLC, repo, 3.65%, 4/2/26	1.5%

MONEY MARKET MATURITY

Less than 8 days	62.1%

8 to 14 days	2.3%

15 to 30 days	5.5%

31 to 180 days	23.0%

Over 180 days	6.9%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay U.S. Government Money Market Fund — Investor Class	| 2

BMMI-SAR-03-26

RBC BlueBay U.S. Government Money Market Fund — Investor Class	| 3

BMMI-SAR-03-26

RBC BlueBay U.S. Government Money Market Fund — Investor Class	| 4

RBC BlueBay Credit Opportunities Fund Class A / RCOAX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Credit Opportunities Fund (“Fund”) for the period from March 30, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Credit Opportunities Fund (Class A/RCOAX)	$0	0.82%

[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,098,308

Total number of portfolio holdings	102

Portfolio turnover rate as of the end of the reporting period	0%

RBC BlueBay Credit Opportunities Fund — Class A	| 1

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Credit Opportunities Fund — Class A	| 2

BCOA‑SAR‑03‑26

RBC BlueBay Credit Opportunities Fund — Class A	| 3

BCOA-SAR-03-26

RBC BlueBay Credit Opportunities Fund — Class A	| 4

RBC BlueBay Credit Opportunities Fund Class I / RORIX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Credit Opportunities Fund (“Fund”) for the period from March 30, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Credit Opportunities Fund (Class I/RORIX)	$0	0.57%

[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,098,308

Total number of portfolio holdings	102

Portfolio turnover rate as of the end of the reporting period	0%

RBC BlueBay Credit Opportunities Fund — Class I	| 1

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Credit Opportunities Fund — Class I	| 2

BCOI‑SAR‑03‑26

RBC BlueBay Credit Opportunities Fund — Class I	| 3

BCOI‑SAR‑03‑26

RBC BlueBay Credit Opportunities Fund — Class I	| 4

RBC BlueBay Credit Opportunities Fund Class R6 / RCRSX

SEMI-ANNUAL SHAREHOLDER REPORT | MARCH 31, 2026
This semi-annual shareholder report contains important information about the RBC BlueBay Credit Opportunities Fund (“Fund”) for the period from March 30, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1‑800‑422‑2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]

RBC BlueBay Credit Opportunities Fund (Class R6/RCRSX)	$0	0.49%

[1]	Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$50,098,308

Total number of portfolio holdings	102

Portfolio turnover rate as of the end of the reporting period	0%

RBC BlueBay Credit Opportunities Fund — Class R6	| 1

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Mountain View CLO XVI Ltd., Series 2022‑1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38	2.9%

Elmwood CLO VI Ltd., Series 2020‑3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37	2.0%

WCORE Commercial Mortgage Trust, Series 2024- CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41	1.5%

Santander Mortgage Asset Receivable Trust, Series 2025‑WAG, Class C, 6.58%, 11/1/42	1.0%

Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65	0.9%

CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36	0.7%

Breakwater Energy Holdings Sarl, 9.25%, 11/15/30	0.5%

Comstock Resources, Inc., 6.75%, 3/1/29	0.5%

HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	0.5%

Cerdia Finanz GmbH, 9.38%, 10/3/31	0.5%

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1‑800‑422‑2766.

Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as “householding”. Shareholders may opt out of this single mailing at any time by calling us at 1‑800‑422‑2766.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada. Used under license. ©2026 RBC Global Asset Management (U.S.) Inc.

RBC BlueBay Credit Opportunities Fund — Class R6	| 2

BCOR‑SAR‑03‑26

RBC BlueBay Credit Opportunities Fund — Class R6	| 3

BCOR‑SAR‑03‑26

RBC BlueBay Credit Opportunities Fund — Class R6	| 4

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund

March 31, 2026 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 103.4%
Fannie Mae — 70.7%
$31,400,000	(TBA), 2.50%, 4/1/56	$26,409,472
53,500,000	(TBA), 2.00%, 4/1/56	43,057,977
4,860,000	(TBA), 4.50%, 4/1/33	4,876,898
37,107	Pool #258022, 5.50%, 5/1/34	38,350
33,600	Pool #258070, 5.00%, 6/1/34	34,174
32,884	Pool #258157, 5.00%, 8/1/34	33,444
58,474	Pool #258251, 5.50%, 1/1/35	60,426
41,684	Pool #258394, 5.00%, 5/1/35	42,374
31,030	Pool #258410, 5.00%, 4/1/35	31,544
66,027	Pool #258450, 5.50%, 8/1/35	68,302
104,604	Pool #258627, 5.50%, 2/1/36	108,213
5,161	Pool #258737, 5.50%, 12/1/35	5,341
14,162	Pool #259378, 6.00%, 12/1/31	14,586
8,523	Pool #259393, 6.00%, 1/1/32	8,742
23,993	Pool #259590, 5.50%, 11/1/32	24,563
47,441	Pool #259611, 5.50%, 11/1/32	48,569
18,777	Pool #259671, 5.50%, 2/1/33	19,223
45,201	Pool #259686, 5.50%, 3/1/33	46,416
35,077	Pool #259761, 5.00%, 6/1/33	35,677
45,650	Pool #259777, 5.00%, 7/1/33	46,436
29,081	Pool #259789, 5.00%, 7/1/33	29,581
29,872	Pool #259830, 5.00%, 8/1/33	30,383
19,376	Pool #259848, 5.00%, 9/1/33	19,708
42,935	Pool #259867, 5.50%, 10/1/33	44,086
20,598	Pool #259869, 5.50%, 10/1/33	21,150
20,574	Pool #259998, 5.00%, 3/1/34	20,925
232,576	Pool #470828, 3.53%, 3/1/32	224,502
16,208	Pool #579402, 6.50%, 4/1/31	16,899
13,554	Pool #583728, 6.50%, 6/1/31	14,132
4,153	Pool #590931, 6.50%, 7/1/31	4,330
20,618	Pool #607611, 6.50%, 11/1/31	21,496
21,306	Pool #644437, 6.50%, 6/1/32	22,302
396,081	Pool #663159, 5.00%, 7/1/32	401,956
20,601	Pool #670278, 5.50%, 11/1/32	21,090
29,483	Pool #677591, 5.50%, 12/1/32	30,185
118,039	Pool #695961, 5.50%, 1/1/33	120,829
75,861	Pool #696407, 5.50%, 4/1/33	77,895
204,316	Pool #702478, 5.50%, 6/1/33	209,805
63,723	Pool #702479, 5.00%, 6/1/33	64,823
20,683	Pool #723066, 5.00%, 4/1/33	21,037
90,434	Pool #723067, 5.50%, 5/1/33	92,864
86,155	Pool #723070, 4.50%, 5/1/33	86,611
105,553	Pool #727311, 4.50%, 9/1/33	106,108
77,611	Pool #727312, 5.00%, 9/1/33	78,945
39,854	Pool #727315, 6.00%, 10/1/33	41,249

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$23,090	Pool #738589, 5.00%, 9/1/33	$23,486
28,501	Pool #739269, 5.00%, 9/1/33	28,990
30,460	Pool #748041, 4.50%, 10/1/33	30,621
52,956	Pool #749891, 5.00%, 9/1/33	53,867
21,443	Pool #753533, 5.00%, 11/1/33	21,812
24,767	Pool #755679, 6.00%, 1/1/34	25,635
231,964	Pool #777621, 5.00%, 2/1/34	235,957
52,083	Pool #781741, 6.00%, 9/1/34	54,141
27,043	Pool #781959, 5.50%, 6/1/34	27,949
9,160	Pool #783893, 5.50%, 12/1/34	9,468
46,867	Pool #783929, 5.50%, 10/1/34	48,443
37,587	Pool #799548, 6.00%, 9/1/34	39,071
426,152	Pool #806754, 4.50%, 9/1/34	428,403
172,812	Pool #806757, 6.00%, 9/1/34	179,627
181,903	Pool #806761, 5.50%, 9/1/34	188,032
73,761	Pool #808205, 5.00%, 1/1/35	75,022
126,267	Pool #815009, 5.00%, 4/1/35	128,366
33,769	Pool #820336, 5.00%, 9/1/35	34,328
67,391	Pool #822008, 5.00%, 5/1/35	68,509
102,461	Pool #829276, 5.00%, 8/1/35	104,165
48,888	Pool #829649, 5.50%, 3/1/35	50,532
17,789	Pool #845245, 5.50%, 11/1/35	18,402
9,963	Pool #866969, 6.00%, 2/1/36	10,405
55,892	Pool #884693, 5.50%, 4/1/36	57,852
124,658	Pool #885724, 5.50%, 6/1/36	129,030
50,819	Pool #919368, 5.50%, 4/1/37	52,596
203,281	Pool #922582, 6.00%, 12/1/36	213,154
75,187	Pool #934941, 5.00%, 8/1/39	76,462
228,060	Pool #934942, 5.00%, 9/1/39	231,949
150,378	Pool #948600, 6.00%, 8/1/37	158,213
52,849	Pool #952678, 6.50%, 8/1/37	56,250
69,864	Pool #986239, 6.00%, 7/1/38	73,552
94,074	Pool #986957, 5.50%, 7/1/38	97,444
125,128	Pool #990617, 5.50%, 9/1/38	129,629
114,731	Pool #AA0645, 4.50%, 3/1/39	114,553
95,400	Pool #AA3207, 4.50%, 3/1/39	95,252
81,552	Pool #AA7042, 4.50%, 6/1/39	81,426
125,388	Pool #AA7658, 4.00%, 6/1/39	122,426
523,361	Pool #AB7798, 3.00%, 1/1/43	482,111
723,073	Pool #AB9204, 3.00%, 4/1/43	663,530
50,080	Pool #AC1463, 5.00%, 8/1/39	50,929
197,443	Pool #AC2109, 4.50%, 7/1/39	197,136
204,759	Pool #AC4395, 5.00%, 9/1/39	208,230
76,807	Pool #AC5329, 5.00%, 10/1/39	78,110
141,368	Pool #AC6305, 5.00%, 11/1/39	143,779
110,584	Pool #AC6307, 5.00%, 12/1/39	112,461
171,518	Pool #AC6790, 5.00%, 12/1/39	174,443
246,034	Pool #AC7199, 5.00%, 12/1/39	250,220

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$230,526	Pool #AD1470, 5.00%, 2/1/40	$234,457
153,482	Pool #AD1586, 5.00%, 1/1/40	156,099
173,263	Pool #AD1638, 4.50%, 2/1/40	172,921
110,343	Pool #AD1640, 4.50%, 3/1/40	110,125
129,206	Pool #AD1988, 4.50%, 2/1/40	129,006
140,596	Pool #AD2896, 5.00%, 3/1/40	142,972
1,243	Pool #AD4456, 4.50%, 4/1/40	1,240
277,467	Pool #AD4458, 4.50%, 4/1/40	276,918
151,228	Pool #AD4940, 4.50%, 6/1/40	150,929
47,566	Pool #AD4946, 4.50%, 6/1/40	47,472
95,254	Pool #AD5728, 5.00%, 4/1/40	96,864
42,319	Pool #AD7242, 4.50%, 7/1/40	42,235
72,436	Pool #AD7256, 4.50%, 7/1/40	72,292
112,554	Pool #AD7271, 4.50%, 7/1/40	112,331
209,933	Pool #AD7272, 4.50%, 7/1/40	209,517
70,783	Pool #AD8960, 5.00%, 6/1/40	72,111
262,692	Pool #AD9614, 4.50%, 8/1/40	262,173
567,636	Pool #AE2012, 4.00%, 9/1/40	554,484
93,978	Pool #AE2023, 4.00%, 9/1/40	91,806
147,339	Pool #AE5432, 4.00%, 10/1/40	143,932
264,917	Pool #AE5435, 4.50%, 9/1/40	264,393
78,699	Pool #AE5806, 4.50%, 9/1/40	78,544
233,792	Pool #AE5861, 4.00%, 10/1/40	228,375
104,577	Pool #AE5862, 4.00%, 10/1/40	102,157
215,107	Pool #AE6850, 4.00%, 10/1/40	210,123
122,052	Pool #AE7699, 4.00%, 11/1/40	119,217
330,606	Pool #AE7703, 4.00%, 10/1/40	322,925
101,023	Pool #AH0300, 4.00%, 11/1/40	98,685
87,401	Pool #AH0301, 3.50%, 11/1/40	83,598
93,879	Pool #AH0306, 4.00%, 12/1/40	91,709
294,160	Pool #AH0508, 4.00%, 11/1/40	287,345
380,392	Pool #AH0537, 4.00%, 12/1/40	371,589
437,344	Pool #AH0914, 4.50%, 11/1/40	436,480
213,923	Pool #AH0917, 4.00%, 12/1/40	208,966
171,945	Pool #AH1077, 4.00%, 1/1/41	167,966
155,952	Pool #AH2973, 4.00%, 12/1/40	152,347
185,673	Pool #AH2980, 4.00%, 1/1/41	181,376
431,240	Pool #AH5656, 4.00%, 1/1/41	421,261
243,606	Pool #AH5658, 4.00%, 2/1/41	237,962
163,789	Pool #AH5662, 4.00%, 2/1/41	160,002
130,512	Pool #AH6764, 4.00%, 3/1/41	127,488
370,129	Pool #AH6768, 4.00%, 3/1/41	360,318
252,315	Pool #AH7281, 4.00%, 3/1/41	245,654
91,755	Pool #AH7526, 4.50%, 3/1/41	91,324
198,153	Pool #AH7537, 4.00%, 3/1/41	193,202
117,363	Pool #AH8878, 4.50%, 4/1/41	116,812
58,425	Pool #AH8885, 4.50%, 4/1/41	58,151

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$289,478	Pool #AI0114, 4.00%, 3/1/41	$281,805
202,401	Pool #AI1846, 4.50%, 5/1/41	201,450
322,498	Pool #AI1848, 4.50%, 5/1/41	320,982
240,280	Pool #AI1849, 4.50%, 5/1/41	239,152
145,142	Pool #AJ0651, 4.00%, 8/1/41	141,306
476,176	Pool #AJ9133, 4.00%, 1/1/42	463,554
151,415	Pool #AK6715, 3.50%, 3/1/42	143,580
291,525	Pool #AK6716, 3.50%, 3/1/42	276,440
141,678	Pool #AK6718, 3.50%, 2/1/42	134,341
198,843	Pool #AM6907, 3.68%, 10/1/32	191,720
350,000	Pool #AN0360, 3.95%, 12/1/45	299,506
743,401	Pool #AN5053, 3.34%, 4/1/27	738,325
183,678	Pool #AN6580, 3.36%, 9/1/29	179,334
838,631	Pool #AN7154, 3.21%, 10/1/32	789,703
1,923,339	Pool #AN8055, 3.05%, 1/1/30	1,851,629
1,457,784	Pool #AN8121, 3.16%, 1/1/35	1,313,490
475,987	Pool #AN8915, 3.48%, 4/1/30	464,004
152,680	Pool #AO2923, 3.50%, 5/1/42	144,794
492,074	Pool #AO8029, 3.50%, 7/1/42	466,611
108,304	Pool #AP7483, 3.50%, 9/1/42	102,700
39,006	Pool #AQ6710, 2.50%, 10/1/27	38,495
493,411	Pool #AQ7193, 3.50%, 7/1/43	467,248
72,151	Pool #AR6928, 3.00%, 3/1/43	66,212
693,954	Pool #AS3494, 4.00%, 10/1/44	668,720
166,099	Pool #AS3929, 4.00%, 12/1/44	160,548
200,043	Pool #AS4070, 4.00%, 12/1/44	192,070
131,106	Pool #AS4390, 3.50%, 2/1/45	123,797
151,252	Pool #AS4732, 3.50%, 4/1/45	142,107
434,382	Pool #AS4905, 3.50%, 4/1/45	407,800
662,953	Pool #AS5341, 3.50%, 7/1/45	619,716
224,585	Pool #AS5576, 4.00%, 8/1/45	216,178
279,391	Pool #AS5919, 3.50%, 9/1/45	262,834
193,623	Pool #AS6303, 4.00%, 11/1/45	186,371
383,304	Pool #AS6778, 3.50%, 3/1/46	358,305
236,786	Pool #AS6958, 3.50%, 4/1/46	221,774
663,654	Pool #AS7138, 3.50%, 5/1/46	618,788
121,259	Pool #AS7139, 3.50%, 5/1/46	113,572
457,575	Pool #AS7334, 3.00%, 6/1/46	414,432
511,628	Pool #AS7335, 3.00%, 5/1/46	461,616
292,220	Pool #AS7336, 3.00%, 6/1/46	258,577
1,115,889	Pool #AS7504, 3.00%, 7/1/46	1,006,809
405,031	Pool #AS7516, 3.00%, 7/1/46	365,439
265,576	Pool #AS7517, 3.00%, 6/1/46	240,686
109,442	Pool #AS7518, 3.00%, 7/1/46	99,259
135,702	Pool #AS7674, 3.00%, 8/1/46	122,437
871,034	Pool #AS7676, 3.00%, 8/1/46	785,889
212,612	Pool #AS8289, 3.00%, 10/1/46	191,828
469,877	Pool #AS8633, 3.50%, 1/1/47	438,112

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$276,104	Pool #AS8776, 3.50%, 2/1/47	$257,439
306,261	Pool #AS9381, 4.00%, 4/1/47	293,402
145,808	Pool #AS9549, 4.00%, 5/1/47	139,826
180,536	Pool #AS9550, 4.00%, 5/1/47	172,666
172,955	Pool #AS9825, 4.00%, 6/1/47	165,693
377,051	Pool #AT2688, 3.00%, 5/1/43	345,923
94,266	Pool #AT3963, 2.50%, 3/1/28	92,642
31,977	Pool #AT7873, 2.50%, 6/1/28	31,432
321,205	Pool #AU2165, 3.50%, 7/1/43	304,174
103,042	Pool #AU2188, 3.50%, 8/1/43	97,583
220,650	Pool #AU7003, 4.00%, 11/1/43	214,909
155,709	Pool #AU7005, 4.00%, 11/1/43	151,585
45,841	Pool #AV0679, 4.00%, 12/1/43	44,684
226,157	Pool #AV9282, 4.00%, 2/1/44	218,665
117,654	Pool #AW1565, 4.00%, 4/1/44	113,801
493,993	Pool #AW5046, 4.00%, 7/1/44	477,627
71,126	Pool #AW5047, 4.00%, 7/1/44	69,098
92,530	Pool #AW7040, 4.00%, 6/1/44	89,521
596,604	Pool #AX2884, 3.50%, 11/1/44	558,047
410,434	Pool #AX4860, 3.50%, 12/1/44	387,277
498,704	Pool #AY1389, 3.50%, 4/1/45	466,178
62,563	Pool #AY3435, 3.50%, 5/1/45	58,971
314,462	Pool #AY5571, 3.50%, 6/1/45	293,953
232,490	Pool #BC0802, 3.50%, 4/1/46	217,327
177,952	Pool #BC0804, 3.50%, 4/1/46	166,235
202,182	Pool #BC1135, 3.00%, 6/1/46	183,369
620,893	Pool #BD5021, 3.50%, 2/1/47	579,844
847,241	Pool #BD7140, 4.00%, 4/1/47	810,337
766,502	Pool #BE4232, 3.00%, 12/1/46	691,575
159,410	Pool #BE9743, 3.50%, 4/1/47	148,726
438,209	Pool #BH2665, 3.50%, 9/1/47	407,741
240,072	Pool #BJ0657, 4.00%, 2/1/48	229,145
200,397	Pool #BJ2670, 4.00%, 4/1/48	191,259
689,494	Pool #BJ5158, 4.00%, 4/1/48	658,052
393,596	Pool #BK7924, 4.00%, 11/1/48	377,321
878,125	Pool #BL4589, 2.45%, 10/1/29	831,663
427,989	Pool #BL5454, 2.77%, 1/1/35	380,463
94,225	Pool #BO1263, 3.50%, 6/1/49	87,667
407,021	Pool #BO3599, 3.00%, 9/1/49	362,786
525,824	Pool #BO5263, 3.00%, 9/1/49	468,677
2,077,029	Pool #BO6771, 2.50%, 5/1/51	1,764,370
359,481	Pool #BP3417, 2.50%, 5/1/51	305,256
369,984	Pool #BP8731, 2.50%, 6/1/50	317,496
539,146	Pool #BP8741, 2.50%, 6/1/50	459,643
1,313,813	Pool #BQ4469, 2.00%, 2/1/51	1,068,349
447,702	Pool #BQ4493, 1.50%, 2/1/51	346,327
885,837	Pool #BQ7523, 2.00%, 11/1/50	721,262

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$632,334	Pool #BQ7524, 2.50%, 10/1/50	$541,843
3,763,087	Pool #BR0940, 2.00%, 4/1/51	3,057,378
757,054	Pool #BR1037, 2.50%, 5/1/51	643,093
1,677,849	Pool #BR1113, 2.00%, 11/1/50	1,365,543
717,791	Pool #BR1114, 1.50%, 11/1/50	555,313
259,666	Pool #BR1115, 2.50%, 12/1/50	220,973
1,030,001	Pool #BR2051, 2.50%, 6/1/51	874,633
2,135,581	Pool #BR2234, 2.50%, 8/1/51	1,812,120
844,611	Pool #BR3565, 2.00%, 1/1/51	687,105
612,588	Pool #BR3566, 2.50%, 12/1/50	524,542
971,846	Pool #BS0345, 1.61%, 1/1/36	777,243
2,654,947	Pool #BS0391, 1.63%, 1/1/33	2,258,219
500,000	Pool #BS0915, 1.62%, 3/1/31	437,714
1,000,000	Pool #BS1281, 1.59%, 3/1/31	881,714
1,782,261	Pool #BS1482, 1.61%, 3/1/31	1,588,061
687,291	Pool #BS1524, 2.01%, 3/1/33	595,673
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,354,241
201,968	Pool #BS1828, 1.58%, 5/1/28	191,962
927,480	Pool #BS4422, 2.59%, 3/1/32	849,468
229,278	Pool #BS5840, 3.78%, 7/1/32	219,635
669,000	Pool #BS6083, 4.38%, 7/1/32	657,965
400,000	Pool #BS6178, 3.41%, 7/1/29	389,942
988,405	Pool #BS8302, 4.61%, 4/1/28	996,001
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,753,405
519,962	Pool #BS8518, 4.30%, 5/1/28	521,245
600,000	Pool #BS9972, 5.76%, 11/1/28	620,662
1,663,776	Pool #BT6821, 2.50%, 10/1/51	1,410,743
1,082,274	Pool #BT8237, 4.00%, 6/1/52	1,025,315
226,049	Pool #BT8243, 4.00%, 6/1/52	214,134
1,028,959	Pool #BU1334, 2.50%, 2/1/52	871,194
1,700,418	Pool #BU1337, 3.00%, 2/1/52	1,504,216
182,339	Pool #BV4205, 3.00%, 2/1/52	160,827
2,120,121	Pool #BV8876, 3.50%, 4/1/52	1,946,622
4,203,000	Pool #BZ2936, 4.58%, 1/1/30	4,248,526
8,139,000	Pool #BZ5369, 4.41%, 10/1/35	8,009,967
100,000	Pool #BZ6118, 4.09%, 1/1/31	99,191
3,415,000	Pool #BZ6124, 4.08%, 1/1/31	3,386,008
3,000,000	Pool #BZ6126, 4.08%, 1/1/31	2,974,532
524,014	Pool #CA0114, 3.50%, 8/1/47	487,580
523,123	Pool #CA0334, 3.50%, 9/1/47	487,434
147,119	Pool #CA0536, 3.50%, 10/1/47	137,082
220,135	Pool #CA0743, 3.50%, 11/1/47	205,382
601,143	Pool #CA0825, 3.50%, 12/1/47	559,346
583,096	Pool #CA0981, 3.50%, 12/1/47	542,554
173,774	Pool #CA1070, 3.50%, 1/1/48	161,919
443,652	Pool #CA1115, 3.50%, 1/1/48	412,805
688,654	Pool #CA1130, 3.50%, 1/1/48	640,773
170,488	Pool #CA1131, 3.50%, 2/1/48	158,857

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$266,320	Pool #CA1132, 3.50%, 1/1/48	$247,803
190,741	Pool #CA1144, 3.50%, 2/1/48	177,479
71,833	Pool #CA1152, 3.50%, 2/1/48	66,839
367,347	Pool #CA1160, 3.50%, 2/1/48	342,727
389,696	Pool #CA1161, 3.50%, 2/1/48	361,713
254,721	Pool #CA1338, 4.00%, 3/1/48	243,127
507,933	Pool #CA1339, 3.50%, 3/1/48	471,459
160,939	Pool #CA1418, 4.00%, 3/1/48	153,614
172,586	Pool #CA1468, 4.00%, 3/1/48	165,288
440,516	Pool #CA1469, 4.00%, 3/1/48	420,465
151,757	Pool #CA1471, 4.00%, 3/1/48	145,481
676,685	Pool #CA1507, 4.00%, 4/1/48	645,827
367,024	Pool #CA1610, 3.50%, 3/1/48	340,669
372,223	Pool #CA1611, 4.00%, 4/1/48	355,249
376,304	Pool #CA1612, 3.50%, 4/1/48	350,199
202,533	Pool #CA1613, 4.00%, 4/1/48	193,297
177,445	Pool #CA2381, 4.00%, 9/1/48	169,942
198,939	Pool #CA2440, 4.00%, 9/1/48	189,883
159,043	Pool #CA2441, 4.00%, 10/1/48	152,466
152,085	Pool #CA2442, 4.00%, 10/1/48	145,796
189,459	Pool #CA2443, 4.00%, 10/1/48	181,448
179,602	Pool #CA2468, 4.00%, 10/1/48	172,008
425,984	Pool #CA2594, 4.00%, 11/1/48	408,488
289,365	Pool #CA3042, 4.00%, 1/1/49	276,168
328,890	Pool #CA3043, 4.00%, 2/1/49	314,983
158,551	Pool #CA3045, 4.50%, 1/1/49	156,043
25,793	Pool #CA3132, 4.00%, 2/1/49	24,701
147,242	Pool #CA3557, 3.50%, 5/1/49	136,954
331,116	Pool #CA3628, 3.50%, 6/1/49	306,860
182,687	Pool #CA3793, 3.50%, 6/1/49	169,750
124,237	Pool #CA3936, 3.50%, 7/1/49	115,439
387,349	Pool #CA4043, 3.00%, 8/1/49	345,252
457,284	Pool #CA4320, 3.00%, 9/1/49	407,586
637,818	Pool #CA5309, 3.00%, 3/1/50	568,092
501,963	Pool #CA5312, 3.00%, 3/1/50	447,089
1,053,276	Pool #CA6151, 2.50%, 6/1/50	898,287
266,387	Pool #CA6251, 3.00%, 6/1/50	237,831
983,640	Pool #CA6263, 2.50%, 7/1/50	838,592
2,115,979	Pool #CA6967, 2.00%, 9/1/50	1,724,340
1,272,594	Pool #CA6968, 2.00%, 9/1/50	1,036,609
991,052	Pool #CA6969, 2.00%, 9/1/50	807,622
1,195,704	Pool #CA6971, 2.50%, 9/1/50	1,018,272
595,972	Pool #CA6972, 2.50%, 8/1/50	507,720
929,051	Pool #CA6973, 2.50%, 9/1/50	791,476
852,804	Pool #CA7258, 2.50%, 9/1/50	726,255
1,093,276	Pool #CA7259, 2.50%, 9/1/50	931,043
1,329,829	Pool #CA7317, 2.00%, 10/1/50	1,082,766

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$1,670,889	Pool #CA7549, 2.00%, 10/1/50	$1,360,462
1,322,600	Pool #CA7917, 2.00%, 11/1/50	1,087,832
646,404	Pool #CA8069, 1.50%, 12/1/50	500,061
979,436	Pool #CA8070, 2.00%, 12/1/50	797,128
3,422,139	Pool #CA8077, 2.00%, 12/1/50	2,785,160
594,082	Pool #CA8425, 1.50%, 12/1/50	460,957
967,510	Pool #CA8432, 2.00%, 12/1/50	787,085
1,248,945	Pool #CA8685, 1.50%, 1/1/51	966,189
3,857,222	Pool #CA9048, 2.00%, 2/1/51	3,136,564
264,860	Pool #CB0245, 2.50%, 4/1/51	224,990
682,429	Pool #CB0437, 2.50%, 5/1/51	579,702
558,997	Pool #CB0480, 2.50%, 5/1/51	474,676
86,039	Pool #CB0576, 2.50%, 5/1/51	73,463
230,197	Pool #CB0582, 2.50%, 5/1/51	195,473
1,562,235	Pool #CB0688, 2.50%, 6/1/51	1,326,584
400,883	Pool #CB0689, 2.50%, 6/1/51	340,413
812,702	Pool #CB0972, 2.50%, 6/1/51	689,860
408,343	Pool #CB1003, 2.50%, 7/1/51	346,621
250,940	Pool #CB1010, 2.50%, 7/1/51	213,010
1,119,045	Pool #CB1060, 2.00%, 7/1/51	907,622
924,319	Pool #CB1515, 2.50%, 8/1/51	784,032
1,139,987	Pool #CB1809, 2.50%, 10/1/51	966,614
740,635	Pool #CB1956, 2.50%, 10/1/51	631,948
752,266	Pool #CB2029, 2.50%, 11/1/51	637,625
1,458,416	Pool #CB2205, 2.50%, 11/1/51	1,235,710
585,750	Pool #CB2268, 2.50%, 12/1/51	496,304
450,910	Pool #CB2467, 2.50%, 12/1/51	381,914
1,577,847	Pool #CB2515, 2.50%, 12/1/51	1,336,414
2,515,192	Pool #CB2761, 3.00%, 2/1/52	2,224,977
4,899,728	Pool #CB2797, 3.00%, 2/1/52	4,334,375
4,622,565	Pool #CB2938, 3.00%, 2/1/52	4,077,211
1,106,597	Pool #CB3052, 3.00%, 2/1/52	976,045
1,653,897	Pool #CB3281, 3.50%, 4/1/52	1,518,551
733,330	Pool #CB3489, 2.50%, 4/1/52	620,400
612,486	Pool #CB3490, 3.00%, 4/1/52	540,084
6,660,575	Pool #CB3797, 4.00%, 6/1/52	6,310,036
4,428,890	Pool #CB4056, 4.50%, 7/1/52	4,292,747
2,794,849	Pool #CB4208, 4.50%, 7/1/52	2,708,937
2,153,812	Pool #CB4272, 4.50%, 7/1/52	2,087,405
8,157,226	Pool #CB4314, 4.50%, 8/1/52	7,905,716
10,600,147	Pool #CB4463, 4.50%, 8/1/52	10,272,331
311,491	Pool #CB4473, 4.50%, 8/1/52	302,734
4,424,978	Pool #CB4539, 4.50%, 9/1/52	4,288,132
4,166,713	Pool #CB4595, 4.00%, 9/1/52	3,946,455
4,837,198	Pool #CB4767, 5.00%, 9/1/52	4,800,726
2,382,903	Pool #CB4966, 5.50%, 10/1/52	2,417,495
1,557,870	Pool #CB4967, 5.50%, 10/1/52	1,580,532
8,486,280	Pool #CB5037, 5.50%, 11/1/52	8,609,473

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$3,281,353	Pool #CB5048, 6.00%, 11/1/52	$3,377,417
4,571,800	Pool #CB5166, 6.00%, 11/1/52	4,708,833
2,341,238	Pool #CB5199, 6.00%, 11/1/52	2,405,013
1,646,401	Pool #CB5202, 6.50%, 11/1/52	1,716,515
238,290	Pool #CB5220, 6.50%, 12/1/52	249,087
2,654,898	Pool #CB5343, 6.00%, 12/1/52	2,732,622
232,330	Pool #CB5344, 6.50%, 12/1/52	244,546
1,179,632	Pool #CB5385, 6.00%, 12/1/52	1,214,166
1,749,499	Pool #CB5549, 6.00%, 1/1/53	1,793,329
723,885	Pool #CB5586, 6.00%, 1/1/53	743,604
4,191,986	Pool #CB5728, 5.50%, 2/1/53	4,249,455
1,302,150	Pool #CB5732, 5.50%, 2/1/53	1,320,002
3,998,727	Pool #CB5797, 5.50%, 3/1/53	4,043,731
1,624,934	Pool #CB5804, 6.00%, 2/1/53	1,669,351
2,238,548	Pool #CB5946, 5.50%, 3/1/53	2,263,742
2,078,318	Pool #CB5980, 5.50%, 3/1/53	2,101,709
175,064	Pool #CB6005, 5.50%, 4/1/53	177,100
1,728,044	Pool #CB6126, 5.00%, 4/1/53	1,714,140
429,607	Pool #CB6138, 5.00%, 4/1/53	426,151
485,457	Pool #CB6208, 5.50%, 5/1/53	490,921
371,201	Pool #CB6368, 5.00%, 5/1/53	368,215
1,097,449	Pool #CB6400, 5.00%, 5/1/53	1,088,171
1,232,768	Pool #CB6564, 5.50%, 6/1/53	1,246,643
294,019	Pool #CB6607, 5.50%, 7/1/53	297,328
325,534	Pool #CB6783, 5.00%, 7/1/53	322,782
216,561	Pool #CB6826, 5.50%, 7/1/53	219,786
1,546,623	Pool #CB6953, 5.50%, 8/1/53	1,564,030
1,729,420	Pool #CB6955, 6.00%, 8/1/53	1,776,693
1,987,565	Pool #CB7160, 6.50%, 9/1/53	2,068,895
216,751	Pool #CB7202, 6.50%, 10/1/53	225,453
3,033,179	Pool #CB7222, 5.50%, 10/1/53	3,067,317
995,756	Pool #CB7223, 6.00%, 10/1/53	1,023,707
524,313	Pool #CB7362, 6.00%, 10/1/53	540,801
2,428,097	Pool #CB7376, 6.00%, 10/1/53	2,494,467
1,974,194	Pool #CB7454, 6.00%, 11/1/53	2,019,625
314,159	Pool #CB7455, 6.50%, 11/1/53	327,385
183,914	Pool #CB7467, 6.50%, 11/1/53	192,295
400,363	Pool #CB7548, 6.50%, 11/1/53	416,309
1,709,495	Pool #CB7585, 6.50%, 11/1/53	1,778,133
761,534	Pool #CB7586, 7.00%, 12/1/53	801,363
665,770	Pool #CB7625, 6.50%, 12/1/53	696,107
1,697,311	Pool #CB7683, 6.00%, 12/1/53	1,736,216
1,490,427	Pool #CB7704, 6.50%, 12/1/53	1,543,082
987,496	Pool #CB7728, 7.00%, 12/1/53	1,039,142
245,510	Pool #CB7733, 6.50%, 12/1/53	254,184
1,036,974	Pool #CB7918, 6.00%, 1/1/54	1,061,810
440,569	Pool #CB7919, 6.50%, 1/1/54	460,828

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$1,496,909	Pool #CB8093, 5.50%, 3/1/54	$1,507,110
1,495,104	Pool #CB8094, 6.00%, 2/1/54	1,544,404
1,666,586	Pool #CB8108, 5.50%, 3/1/54	1,677,943
1,860,376	Pool #CB8261, 5.50%, 3/1/54	1,883,509
1,043,359	Pool #CB8284, 5.50%, 4/1/54	1,052,887
1,221,169	Pool #CB8285, 6.00%, 4/1/54	1,263,204
605,662	Pool #CB8445, 6.50%, 5/1/54	633,566
942,795	Pool #CB8463, 6.00%, 5/1/54	974,166
741,672	Pool #CB8585, 5.00%, 5/1/54	732,247
982,148	Pool #CB8587, 6.00%, 5/1/54	1,013,725
804,792	Pool #CB8618, 6.00%, 5/1/54	830,667
631,924	Pool #CB8795, 6.00%, 6/1/54	650,171
2,617,920	Pool #CB8936, 5.50%, 7/1/54	2,654,098
4,155,899	Pool #CB9076, 5.50%, 8/1/54	4,202,580
563,466	Pool #CB9265, 5.00%, 9/1/54	558,645
2,037,705	Pool #CB9267, 5.50%, 9/1/54	2,060,594
2,278,406	Pool #CB9420, 5.00%, 10/1/54	2,257,499
2,211,349	Pool #CB9600, 5.50%, 11/1/54	2,241,908
1,713,153	Pool #CB9603, 6.00%, 11/1/54	1,763,271
478,617	Pool #CB9718, 5.00%, 12/1/54	474,912
542,525	Pool #CB9720, 5.50%, 12/1/54	549,271
5,071,162	Pool #CB9865, 5.50%, 1/1/55	5,136,089
3,122,346	Pool #CB9913, 5.50%, 1/1/55	3,156,492
2,458,815	Pool #CB9914, 6.00%, 2/1/55	2,530,746
1,427,509	Pool #CC0018, 6.00%, 2/1/55	1,462,320
1,834,023	Pool #CC0063, 5.50%, 2/1/55	1,861,803
1,963,994	Pool #CC0073, 6.00%, 3/1/55	2,015,060
2,554,962	Pool #CC0166, 6.00%, 3/1/55	2,622,512
2,255,567	Pool #CC0355, 5.50%, 4/1/55	2,278,887
2,674,226	Pool #CC0356, 6.00%, 4/1/55	2,746,387
2,982,552	Pool #CC0451, 5.50%, 5/1/55	3,018,932
2,330,072	Pool #CC0495, 5.50%, 5/1/55	2,360,206
2,307,782	Pool #CC0496, 6.00%, 5/1/55	2,376,679
2,601,942	Pool #CC0518, 6.00%, 6/1/55	2,673,787
1,701,812	Pool #CC0625, 6.00%, 6/1/55	1,744,248
2,496,176	Pool #CC0648, 6.00%, 7/1/55	2,573,665
2,593,345	Pool #CC0756, 5.50%, 7/1/55	2,619,268
1,228,235	Pool #CC0799, 5.50%, 8/1/55	1,243,217
1,212,678	Pool #CC0800, 6.00%, 7/1/55	1,249,603
2,072,566	Pool #CC0934, 5.50%, 8/1/55	2,098,577
2,545,268	Pool #CC0962, 6.00%, 8/1/55	2,615,679
1,669,116	Pool #CC1126, 5.50%, 9/1/55	1,685,800
355,567	Pool #CC1127, 6.00%, 9/1/55	365,490
9,321,091	Pool #CC1130, 6.00%, 9/1/55	9,588,385
2,615,395	Pool #CC1342, 5.50%, 10/1/55	2,641,538
2,066,317	Pool #CC1344, 6.00%, 10/1/55	2,119,737
3,734,237	Pool #CC1345, 6.50%, 10/1/55	3,896,728
3,062,203	Pool #CC1387, 5.00%, 11/1/55	3,035,922

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$4,455,398	Pool #CC1572, 5.50%, 11/1/55	$4,509,743
3,574,604	Pool #CC1573, 6.00%, 11/1/55	3,679,012
3,242,362	Pool #CC1763, 5.00%, 12/1/55	3,212,519
2,010,942	Pool #CC1783, 5.00%, 12/1/55	1,993,684
2,810,933	Pool #CC1784, 5.50%, 12/1/55	2,839,031
2,630,387	Pool #CC1889, 5.00%, 12/1/55	2,628,965
1,872,761	Pool #CC2110, 5.00%, 2/1/56	1,856,657
2,188,049	Pool #CC2130, 5.00%, 2/1/56	2,169,238
1,228,507	Pool #CC2152, 5.00%, 3/1/56	1,218,134
2,102,823	Pool #CC2155, 5.50%, 3/1/56	2,129,529
3,453,825	Pool #CC2273, 5.00%, 3/1/56	3,453,332
3,248,464	Pool #CC2274, 5.50%, 3/1/56	3,318,568
1,972,904	Pool #CC2304, 5.00%, 4/1/56	1,969,932
65,021	Pool #MC0014, 5.50%, 12/1/38	67,344
55,078	Pool #MC0016, 5.50%, 11/1/38	57,046
68,846	Pool #MC0127, 4.50%, 7/1/39	68,739
206,264	Pool #MC0154, 4.50%, 8/1/39	205,944
69,448	Pool #MC0160, 4.50%, 8/1/39	69,341
110,866	Pool #MC0177, 4.50%, 9/1/39	110,694
95,914	Pool #MC0270, 4.50%, 3/1/40	95,724
121,498	Pool #MC0584, 4.00%, 1/1/42	118,306

		502,899,759

Freddie Mac — 26.7%
182,276	Pool #Q63813, 3.50%, 4/1/49	169,688
815,394	Pool #QB5731, 2.00%, 11/1/50	663,906
1,351,727	Pool #QB6982, 2.00%, 11/1/50	1,100,123
341,589	Pool #QB6992, 1.50%, 12/1/50	264,268
798,276	Pool #QC4676, 2.50%, 7/1/51	677,614
723,868	Pool #QC6090, 2.50%, 8/1/51	617,611
962,271	Pool #QC6643, 2.50%, 8/1/51	816,224
949,812	Pool #QC9175, 2.50%, 10/1/51	809,800
1,425,843	Pool #QD0152, 2.50%, 10/1/51	1,208,554
780,125	Pool #QD7419, 3.00%, 2/1/52	688,089
317,639	Pool #QE0994, 3.50%, 4/1/52	291,645
2,739,069	Pool #QE2342, 4.00%, 5/1/52	2,595,128
3,838,615	Pool #QE7866, 4.00%, 8/1/52	3,635,998
1,121,646	Pool #QE9025, 4.00%, 8/1/52	1,062,441
461,349	Pool #QE9026, 5.00%, 8/1/52	457,857
850,054	Pool #QE9027, 4.50%, 8/1/52	823,844
1,342,379	Pool #QF0539, 4.00%, 9/1/52	1,271,419
209,815	Pool #QG5944, 5.00%, 6/1/53	208,319
228,019	Pool #RA1234, 3.50%, 8/1/49	211,168
231,861	Pool #RA1382, 3.00%, 9/1/49	206,662
1,249,688	Pool #RA1383, 3.00%, 9/1/49	1,113,871
237,783	Pool #RA1470, 3.00%, 10/1/49	211,941
253,148	Pool #RA1713, 3.00%, 11/1/49	225,636
441,100	Pool #RA1714, 3.00%, 11/1/49	393,161

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$585,741	Pool #RA1716, 3.00%, 11/1/49	$522,082
435,341	Pool #RA1724, 2.50%, 10/1/49	371,789
349,409	Pool #RA1979, 3.00%, 12/1/49	311,388
619,848	Pool #RA1987, 3.00%, 12/1/49	552,482
1,224,041	Pool #RA1988, 3.00%, 1/1/50	1,091,012
690,027	Pool #RA2162, 3.00%, 2/1/50	614,808
450,503	Pool #RA2255, 3.00%, 3/1/50	401,394
976,766	Pool #RA2256, 3.00%, 3/1/50	870,289
665,530	Pool #RA2340, 3.00%, 3/1/50	592,774
1,057,739	Pool #RA3207, 2.50%, 7/1/50	901,436
2,292,196	Pool #RA3208, 2.50%, 7/1/50	1,953,477
765,160	Pool #RA3339, 2.00%, 8/1/50	623,539
1,131,317	Pool #RA3552, 2.00%, 9/1/50	921,925
2,371,901	Pool #RA3679, 2.00%, 9/1/50	1,932,065
1,307,189	Pool #RA3680, 2.50%, 9/1/50	1,113,620
364,495	Pool #RA3733, 2.00%, 10/1/50	296,904
385,070	Pool #RA3747, 2.00%, 9/1/50	313,798
2,322,598	Pool #RA3803, 1.50%, 12/1/50	1,796,770
362,373	Pool #RA3861, 1.50%, 10/1/50	280,361
1,339,240	Pool #RA3862, 2.00%, 10/1/50	1,090,897
1,295,793	Pool #RA3917, 1.50%, 10/1/50	1,002,531
2,664,601	Pool #RA3918, 2.00%, 10/1/50	2,169,557
559,648	Pool #RA3928, 1.50%, 11/1/50	432,968
183,774	Pool #RA3929, 2.00%, 10/1/50	150,663
385,272	Pool #RA4018, 2.00%, 1/1/51	313,290
512,762	Pool #RA4056, 1.50%, 11/1/50	396,694
6,409,836	Pool #RA4195, 2.00%, 12/1/50	5,216,743
4,208,149	Pool #RA4254, 2.00%, 12/1/50	3,423,396
676,702	Pool #RA4274, 1.50%, 12/1/50	523,525
795,414	Pool #RA4357, 2.00%, 1/1/51	647,082
747,066	Pool #RA4377, 2.00%, 2/1/51	613,897
2,606,196	Pool #RA4503, 2.00%, 2/1/51	2,119,271
706,015	Pool #RA4548, 2.00%, 2/1/51	574,108
1,732,697	Pool #RA4578, 2.00%, 2/1/51	1,408,362
276,318	Pool #RA4590, 2.00%, 2/1/51	224,595
242,058	Pool #RA4597, 2.00%, 2/1/51	196,833
208,281	Pool #RA4618, 2.00%, 2/1/51	169,367
689,461	Pool #RA4621, 2.00%, 2/1/51	560,404
1,169,224	Pool #RA4738, 2.00%, 3/1/51	950,363
3,296,815	Pool #RA4745, 2.00%, 3/1/51	2,679,700
1,215,417	Pool #RA4775, 2.00%, 3/1/51	987,909
852,502	Pool #RA4835, 2.50%, 3/1/51	724,438
1,832,416	Pool #RA4872, 2.50%, 4/1/51	1,557,147
2,646,512	Pool #RA5021, 1.50%, 4/1/51	2,046,747
337,276	Pool #RA5043, 2.50%, 4/1/51	286,505
577,992	Pool #RA5045, 2.50%, 5/1/51	493,687
2,746,423	Pool #RA5068, 2.00%, 4/1/51	2,230,415
814,263	Pool #RA5195, 2.50%, 5/1/51	685,194

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$645,481	Pool #RA5197, 2.50%, 5/1/51	$548,315
771,959	Pool #RA5217, 2.50%, 5/1/51	663,031
1,035,983	Pool #RA5237, 2.50%, 5/1/51	880,034
1,193,708	Pool #RA5387, 2.50%, 6/1/51	1,021,855
976,125	Pool #RA5509, 2.50%, 7/1/51	833,142
438,437	Pool #RA5525, 2.50%, 7/1/51	372,167
580,995	Pool #RA5541, 2.50%, 7/1/51	493,176
1,730,816	Pool #RA5621, 2.50%, 8/1/51	1,468,662
182,275	Pool #RA5686, 2.50%, 7/1/51	154,667
1,581,790	Pool #RA5701, 2.00%, 8/1/51	1,282,387
2,913,107	Pool #RA5726, 2.50%, 8/1/51	2,470,976
1,426,372	Pool #RA5796, 2.50%, 8/1/51	1,209,887
1,454,748	Pool #RA5873, 2.50%, 9/1/51	1,233,957
600,286	Pool #RA5874, 2.50%, 9/1/51	508,993
133,375	Pool #RA5951, 2.50%, 9/1/51	113,714
2,813,672	Pool #RA6030, 2.50%, 10/1/51	2,385,759
61,820	Pool #RA6108, 3.50%, 3/1/52	56,761
867,151	Pool #RA6117, 2.50%, 10/1/51	740,166
948,841	Pool #RA6276, 2.50%, 11/1/51	808,677
360,654	Pool #RA6305, 2.50%, 11/1/51	307,378
1,030,671	Pool #RA6317, 2.50%, 11/1/51	873,603
77,336	Pool #RA6389, 2.50%, 11/1/51	66,179
1,645,373	Pool #RA6516, 2.50%, 12/1/51	1,393,607
1,259,323	Pool #RA6687, 3.00%, 1/1/52	1,114,016
2,410,518	Pool #RA6743, 2.50%, 1/1/52	2,041,675
1,764,803	Pool #RA6760, 3.00%, 2/1/52	1,561,172
741,831	Pool #RA6782, 3.00%, 2/1/52	660,098
1,886,454	Pool #RA6801, 3.00%, 2/1/52	1,671,951
3,385,451	Pool #RA6858, 3.00%, 3/1/52	2,986,047
1,007,775	Pool #RA6930, 3.50%, 3/1/52	925,305
776,086	Pool #RA6978, 3.50%, 3/1/52	717,889
1,362,884	Pool #RA6983, 2.50%, 3/1/52	1,153,216
140,052	Pool #RA7146, 3.50%, 4/1/52	128,591
1,843,602	Pool #RA7162, 3.50%, 4/1/52	1,692,732
155,224	Pool #RA7284, 3.50%, 4/1/52	143,242
85,755	Pool #RA7344, 4.00%, 4/1/52	81,530
4,898,495	Pool #RA7454, 4.00%, 6/1/52	4,640,313
3,767,080	Pool #RA7469, 4.00%, 5/1/52	3,568,823
7,386,320	Pool #RA7503, 4.50%, 7/1/52	7,159,266
2,470,243	Pool #RA7714, 4.50%, 7/1/52	2,394,309
1,694,922	Pool #RA7872, 4.50%, 9/1/52	1,642,506
4,355,413	Pool #RA7897, 4.50%, 9/1/52	4,220,719
2,984,887	Pool #RA8627, 5.50%, 3/1/53	3,018,508
1,431,648	Pool #RA8684, 5.00%, 3/1/53	1,420,129
228,644	Pool #RA9790, 6.00%, 9/1/53	234,893
820,333	Pool #RA9975, 6.00%, 10/1/53	843,360
3,429,971	Pool #RJ2722, 5.00%, 10/1/54	3,400,621

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$7,410,279	Pool #RJ3358, 5.50%, 1/1/55	$7,491,319
3,128,087	Pool #RJ3611, 5.50%, 2/1/55	3,156,531
1,663,514	Pool #RJ3612, 6.00%, 2/1/55	1,713,371
3,536,407	Pool #RJ5020, 6.00%, 10/1/55	3,634,237
2,660,072	Pool #RJ5044, 5.50%, 10/1/55	2,699,072
2,788,418	Pool #RJ5045, 6.00%, 10/1/55	2,877,223
2,625,203	Pool #RJ5445, 5.50%, 11/1/55	2,659,154
2,186,395	Pool #RJ5621, 5.00%, 12/1/55	2,166,573
2,842,780	Pool #RJ5975, 5.50%, 1/1/56	2,878,813
2,403,090	Pool #RJ5976, 5.00%, 1/1/56	2,382,466
2,460,468	Pool #WA3102, 2.89%, 5/1/29	2,376,513
943,029	Pool #WA3211, 1.91%, 9/1/35	763,127
1,031,323	Pool #WA3305, 1.75%, 6/1/37	791,554
250,000	Pool #WN2304, 4.45%, 12/1/32	248,958
1,000,000	Pool #WN3049, 2.39%, 9/1/31	912,531
28,633	Pool #ZA4891, 3.50%, 3/1/47	26,796
194,062	Pool #ZA4892, 4.00%, 5/1/47	185,602
571,977	Pool #ZA4912, 3.50%, 5/1/47	532,208
569,658	Pool #ZA4913, 4.00%, 5/1/47	544,845
837,479	Pool #ZA5070, 3.50%, 11/1/47	780,345
328,421	Pool #ZA5174, 3.50%, 12/1/47	306,411
869,880	Pool #ZA5238, 3.50%, 2/1/48	809,398
183,952	Pool #ZA5245, 3.50%, 1/1/48	171,402
576,329	Pool #ZA5253, 3.50%, 1/1/48	537,011
316,211	Pool #ZA5254, 4.00%, 1/1/48	303,239
445,086	Pool #ZA5308, 4.00%, 1/1/48	425,699
272,704	Pool #ZA5575, 4.00%, 7/1/48	260,291
327,029	Pool #ZA5645, 4.00%, 8/1/48	313,201
55,207	Pool #ZA6576, 3.50%, 4/1/49	51,388
47,813	Pool #ZI0238, 5.00%, 6/1/33	48,636
101,033	Pool #ZI0412, 5.00%, 8/1/33	102,772
47,823	Pool #ZI0543, 4.50%, 8/1/33	48,073
46,277	Pool #ZI1023, 5.50%, 11/1/33	47,518
64,388	Pool #ZI1353, 5.50%, 1/1/34	66,118
97,828	Pool #ZI1493, 5.50%, 1/1/34	100,450
78,698	Pool #ZI1524, 5.50%, 2/1/34	80,808
50,095	Pool #ZI1689, 5.50%, 4/1/34	51,779
27,577	Pool #ZI1802, 5.50%, 4/1/34	28,506
101,175	Pool #ZI1991, 5.00%, 5/1/34	102,905
56,557	Pool #ZI2332, 5.00%, 6/1/34	57,521
109,296	Pool #ZI2939, 5.50%, 12/1/34	112,963
53,138	Pool #ZI3102, 5.00%, 1/1/35	54,040
63,796	Pool #ZI3254, 5.50%, 4/1/35	65,994
136,042	Pool #ZI3507, 5.00%, 9/1/35	138,304
58,762	Pool #ZI3713, 5.00%, 5/1/35	59,745
63,022	Pool #ZI4118, 5.50%, 1/1/36	65,192
113,164	Pool #ZI4120, 5.50%, 1/1/36	117,047
146,188	Pool #ZI4200, 5.50%, 2/1/36	151,225

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$63,357	Pool #ZI4201, 6.00%, 2/1/36	$66,173
49,994	Pool #ZI4429, 5.00%, 6/1/35	50,822
45,083	Pool #ZI4521, 5.50%, 7/1/35	46,635
115,032	Pool #ZI4572, 5.50%, 8/1/35	118,996
31,865	Pool #ZI4704, 5.00%, 11/1/35	32,392
29,441	Pool #ZI4705, 5.00%, 11/1/35	29,928
39,818	Pool #ZI4706, 5.50%, 11/1/35	41,190
147,813	Pool #ZI4979, 6.00%, 6/1/36	154,984
141,885	Pool #ZI5912, 5.50%, 4/1/37	146,813
73,410	Pool #ZI6311, 5.50%, 6/1/37	75,960
49,851	Pool #ZI6814, 6.00%, 10/1/37	52,449
44,162	Pool #ZI6976, 5.50%, 7/1/37	45,709
177,575	Pool #ZI9925, 5.00%, 4/1/40	180,603
59,140	Pool #ZJ0038, 4.50%, 5/1/40	59,024
172,928	Pool #ZJ0482, 4.50%, 9/1/40	172,586
184,699	Pool #ZJ0844, 4.00%, 12/1/40	180,425
77,673	Pool #ZJ1264, 4.00%, 1/1/41	75,876
92,164	Pool #ZJ1444, 4.00%, 3/1/41	89,977
86,040	Pool #ZJ1445, 4.50%, 3/1/41	85,635
19,450	Pool #ZJ5458, 6.50%, 11/1/31	20,278
9,330	Pool #ZJ5928, 6.50%, 3/1/32	9,767
54,054	Pool #ZJ6638, 6.00%, 11/1/32	55,707
45,573	Pool #ZJ6955, 5.50%, 3/1/33	46,793
33,084	Pool #ZJ6956, 5.50%, 3/1/33	33,969
14,629	Pool #ZK4661, 2.50%, 11/1/27	14,403
234,743	Pool #ZL2630, 3.50%, 12/1/41	223,024
286,164	Pool #ZL2708, 3.50%, 1/1/42	271,878
589,259	Pool #ZL5676, 3.00%, 4/1/43	540,735
340,243	Pool #ZL6090, 3.00%, 6/1/43	312,225
164,969	Pool #ZL6097, 3.00%, 6/1/43	151,379
324,274	Pool #ZL9372, 3.00%, 4/1/45	294,476
135,162	Pool #ZL9669, 3.50%, 6/1/45	126,989
175,977	Pool #ZM1422, 3.50%, 7/1/46	164,080
199,286	Pool #ZM1423, 3.50%, 7/1/46	185,814
144,502	Pool #ZM1736, 3.00%, 9/1/46	130,877
447,063	Pool #ZM1738, 3.00%, 9/1/46	404,574
492,183	Pool #ZM8750, 4.00%, 9/1/48	469,739
266,992	Pool #ZN1022, 4.00%, 11/1/48	254,817
50,784	Pool #ZN5321, 5.50%, 5/1/34	52,478
37,313	Pool #ZN5332, 5.00%, 11/1/34	37,950
261,171	Series 2018-SB52, Class A10F, 3.45%, 6/25/28(a)	257,681
489,974	Series 2018-SB53, Class A10F, 3.61%, 6/25/28(a)	484,360
197,805	Series 2018-SB56, Class A10F, 3.69%, 10/25/28(a)	195,712
364,321	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	349,800
461,140	Series 2019-SB66, Class A5H, (SOFR30A + 0.814%), 4.48%, 6/25/39(b)	459,423
1,286,142	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,133,418

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$935,176	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	$834,617
704,228	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	666,839

		189,760,025

Ginnie Mae — 3.0%
166,094	Pool #442423, 4.00%, 9/20/41	160,451
40,960	Pool #616936, 5.50%, 1/15/36	41,887
619,249	Pool #618363, 4.00%, 9/20/41	598,192
307,025	Pool #664269, 5.85%, 6/15/38	307,025
120,795	Pool #697672, 5.50%, 12/15/38	124,133
53,452	Pool #697814, 5.00%, 2/15/39	53,964
267,825	Pool #697885, 4.50%, 3/15/39	266,310
381,716	Pool #698113, 4.50%, 5/15/39	379,936
495,329	Pool #713519, 6.00%, 7/15/39	523,988
140,601	Pool #716822, 4.50%, 4/15/39	139,991
50,433	Pool #716823, 4.50%, 4/15/39	50,161
137,621	Pool #720080, 4.50%, 6/15/39	136,718
213,073	Pool #724629, 5.00%, 7/20/40	217,056
263,407	Pool #726550, 5.00%, 9/15/39	267,291
128,787	Pool #729346, 4.50%, 7/15/41	128,190
189,113	Pool #738844, 3.50%, 10/15/41	179,051
126,110	Pool #738845, 3.50%, 10/15/41	119,397
178,930	Pool #738862, 4.00%, 10/15/41	173,601
151,607	Pool #747241, 5.00%, 9/20/40	154,441
469,196	Pool #748654, 3.50%, 9/15/40	444,195
66,490	Pool #748846, 4.50%, 9/20/40	66,117
220,534	Pool #757016, 3.50%, 11/15/40	208,820
129,295	Pool #757017, 4.00%, 12/15/40	125,797
174,455	Pool #759297, 4.00%, 1/20/41	167,235
116,315	Pool #759298, 4.00%, 2/20/41	111,501
126,069	Pool #762877, 4.00%, 4/15/41	122,311
70,902	Pool #763564, 4.50%, 5/15/41	70,573
153,850	Pool #770481, 4.00%, 8/15/41	149,268
104,606	Pool #770517, 4.00%, 8/15/41	101,491
101,137	Pool #770529, 4.00%, 8/15/41	98,122
37,684	Pool #770537, 4.00%, 8/15/41	36,561
112,037	Pool #770738, 4.50%, 6/20/41	111,415
136,485	Pool #779592, 4.00%, 11/20/41	131,861
85,784	Pool #779593, 4.00%, 11/20/41	82,869
194,644	Pool #AA6312, 3.00%, 4/15/43	178,010
280,540	Pool #AA6424, 3.00%, 5/15/43	257,722
289,816	Pool #AB2733, 3.50%, 8/15/42	274,221
258,646	Pool #AB2745, 3.00%, 8/15/42	238,396
492,166	Pool #AB2841, 3.00%, 9/15/42	453,634
38,567	Pool #AB2843, 3.00%, 9/15/42	35,549
344,624	Pool #AE6946, 3.00%, 6/15/43	315,174
59,459	Pool #AG8915, 4.00%, 2/20/44	56,633
155,038	Pool #AK6446, 3.00%, 1/15/45	140,219

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$262,678	Pool #AO3594, 3.50%, 8/20/45	$246,385
135,020	Pool #AP3887, 3.50%, 9/20/45	126,627
202,562	Pool #AR4919, 3.50%, 3/20/46	189,761
430,196	Pool #AR4970, 3.50%, 4/20/46	403,003
375,944	Pool #AS2921, 3.50%, 4/20/46	352,192
323,219	Pool #AS4332, 3.00%, 6/20/46	292,782
375,300	Pool #AS5511, 3.50%, 3/20/46	351,577
640,051	Pool #AX7237, 3.50%, 11/20/46	599,592
516,954	Pool #BO2104, 3.00%, 8/20/49	457,754
1,217,244	Pool #BR3787, 3.00%, 12/20/49	1,077,847
284,660	Series 2012-100, Class B, 2.31%, 11/16/51(a)	269,252
203,523	Series 2012-107, Class A, 1.15%, 1/16/45	188,110
777,225	Series 2012-115, Class A, 2.13%, 4/16/45	676,260
694,361	Series 2012-120, Class A, 1.90%, 2/16/53	601,548
300,389	Series 2012-131, Class A, 1.90%, 2/16/53	261,124
89,624	Series 2012-144, Class AD, 1.77%, 1/16/53	80,589
56,955	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	51,062
27,803	Series 2013-29, Class AB, 1.77%, 10/16/45	27,251
208,185	Series 2013-97, Class AC, 2.00%, 6/16/45	193,334
27,280	Series 2015-107, Class AB, 2.50%, 11/16/49	24,784
185,996	Series 2015-114, Class AD, 2.50%, 11/15/51	181,265
128,823	Series 2015-128, Class AD, 2.50%, 12/16/50	123,275
100,270	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	98,364
741,454	Series 2015-135, Class AC, 2.35%, 4/16/49	655,233
272,051	Series 2015-136, Class AC, 2.50%, 3/16/47	253,762
93,435	Series 2015-15, Class A, 2.00%, 11/16/48	86,151
322,443	Series 2015-154, Class AD, 2.50%, 5/16/54	282,788
262,387	Series 2015-171, Class DA, 2.37%, 3/16/46	236,280
169,121	Series 2015-22, Class A, 2.40%, 8/16/47	162,856
359,791	Series 2015-70, Class AB, 2.30%, 11/16/48	324,734
43,755	Series 2016-11, Class AD, 2.25%, 11/16/43	43,072
68,903	Series 2016-14, Class AB, 2.15%, 8/16/42	67,432
716,448	Series 2016-152, Class EA, 2.20%, 8/15/58	582,409
728,123	Series 2016-157, Class AC, 2.00%, 11/16/50	616,090
184,647	Series 2016-39, Class AH, 2.50%, 9/16/44	176,640
37,818	Series 2016-50, Class A, 2.30%, 7/16/52	37,248
284,436	Series 2016-64, Class CA, 2.30%, 3/16/45	273,870
142,840	Series 2016-94, Class AC, 2.20%, 8/16/57	119,064
81,109	Series 2016-96, Class BA, 1.95%, 3/16/43	78,801
460,936	Series 2017-127, Class AB, 2.50%, 2/16/59	385,287
681,525	Series 2017-135, Class AE, 2.60%, 10/16/58	574,208
274,248	Series 2017-140, Class A, 2.50%, 2/16/59	228,400
56,543	Series 2017-157, Class AH, 2.55%, 2/16/53	52,813
303,447	Series 2017-46, Class A, 2.50%, 11/16/57	252,691
202,354	Series 2017-71, Class AS, 2.70%, 4/16/57	187,693
108,960	Series 2017-9, Class AE, 2.40%, 9/16/50	101,270

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$382,176	Series 2018-2, Class AD, 2.40%, 3/16/59	$338,064
167,148	Series 2018-26, Class AD, 2.50%, 3/16/52	158,935

		21,149,006

Small Business Administration — 3.0%
530,770	Pool #130612, 10.63%, 5/25/34	602,457
344,790	Pool #130614, 10.61%, 3/25/35	387,662
315,467	Pool #130616, 9.36%, 1/25/36	348,236
18,090	Pool #510751, (Prime Index + 0.325%), 7.08%, 6/25/30(b)	18,596
138,017	Pool #530089, (Prime Index - 0.125%), 6.63%, 1/25/47(b)	146,819
42,318	Pool #530222, (Prime Index + 0.635%), 7.39%, 7/25/32(b)	44,300
40,945	Pool #530390, (Prime Index - 1.000%), 5.75%, 11/25/33(b)	42,083
146,648	Pool #530413, (Prime Index + 0.825%), 7.58%, 1/25/34(b)	155,489
255,871	Pool #530536, (Prime Index - 2.600%), 4.15%, 3/25/34(b)	255,204
362,586	Pool #530566, (Prime Index + 1.625%), 8.38%, 5/25/34(b)	391,428
62,203	Pool #530594, (Prime Index + 3.625%), 10.38%, 2/25/34(b)	69,481
129,120	Pool #530597, (Prime Index + 3.375%), 10.13%, 6/25/34(b)	145,092
643,729	Pool #530624, (Prime Index + 3.375%), 10.13%, 5/25/34(b)	722,079
1,209,893	Pool #530625, (Prime Index + 3.625%), 10.38%, 8/25/34(b)	1,372,571
622,850	Pool #530626, (Prime Index + 1.625%), 8.38%, 8/25/34(b)	673,550
731,704	Pool #530627, (Prime Index + 2.125%), 8.88%, 8/25/34(b)	804,121
229,195	Pool #530674, (Prime Index + 0.375%), 7.13%, 10/25/34(b)	244,428
111,971	Pool #530676, (Prime Index + 1.605%), 8.36%, 10/25/34(b)	122,463
98,538	Pool #530704, (Prime Index + 0.855%), 7.61%, 12/25/34(b)	106,259
234,729	Pool #530708, (Prime Index + 1.605%), 8.36%, 12/25/34(b)	257,069
1,076,759	Pool #530709, (Prime Index + 3.355%), 10.11%, 12/25/34(b)	1,221,960
1,253,184	Pool #530710, (Prime Index + 1.855%), 8.61%, 12/25/34(b)	1,379,569
492,572	Pool #530731, (Prime Index + 0.250%), 7.00%, 1/25/35(b)	524,656
937,463	Pool #530756, (Prime Index + 3.355%), 10.11%, 3/25/35(b)	1,071,545
562,732	Pool #530757, (Prime Index + 1.855%), 8.61%, 2/25/35(b)	620,325
941,289	Pool #530758, (Prime Index + 2.355%), 9.11%, 6/25/35(b)	1,049,891
437,831	Pool #530759, (Prime Index + 1.605%), 8.36%, 2/25/35(b)	480,121
166,669	Pool #530789, (Prime Index + 3.355%), 10.11%, 4/25/35(b)	191,255
210,109	Pool #530829, (Prime Index + 1.605%), 8.36%, 6/25/35(b)	231,914
907,154	Pool #530830, (Prime Index + 3.355%), 10.11%, 6/25/35(b)	1,044,840
427,282	Pool #530833, (Prime Index + 2.805%), 9.56%, 6/25/35(b)	483,174
119,978	Pool #530854, (Prime Index + 1.855%), 8.61%, 4/25/35(b)	133,395
414,726	Pool #530857, (Prime Index + 3.305%), 10.06%, 11/25/35(b)	483,284
469,035	Pool #530858, (Prime Index + 2.805%), 9.56%, 7/25/35(b)	531,919
67,405	Pool #530866, (Prime Index + 1.855%), 8.61%, 7/25/35(b)	75,236
660,727	Pool #530867, (Prime Index + 2.805%), 9.56%, 7/25/35(b)	753,381
93,208	Pool #530869, (Prime Index + 1.605%), 8.36%, 5/25/35(b)	102,946
649,152	Pool #530940, (Prime Index + 2.805%), 9.56%, 10/25/35(b)	747,938
139,673	Pool #530944, (Prime Index + 3.805%), 10.56%, 2/25/36(b)	165,229
40,530	Pool #530945, (Prime Index + 1.305%), 8.06%, 9/25/35(b)	44,964
32,455	Pool #530946, (Prime Index + 1.055%), 7.81%, 9/25/35(b)	35,776
41,202	Pool #530990, (Prime Index + 1.305%), 8.06%, 10/25/35(b)	45,755
309,786	Pool #530991, (Prime Index + 1.055%), 7.81%, 12/25/35(b)	342,031

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$245,779	Pool #530992, (Prime Index + 1.605%), 8.36%, 12/25/35(b)	$275,265
165,375	Pool #530993, (Prime Index + 2.805%), 9.56%, 12/25/35(b)	190,889
306,003	Pool #531022, (Prime Index + 4.055%), 10.81%, 2/25/36(b)	367,907
494,526	Pool #531023, (Prime Index + 2.805%), 9.56%, 2/25/36(b)	571,490
259,415	Pool #531025, (Prime Index + 1.305%), 8.06%, 1/25/36(b)	288,443
197,741	Pool #531027, (Prime Index + 0.300%), 7.05%, 4/25/36(b)	214,314
29,358	Pool #531052, (Prime Index + 1.305%), 8.06%, 2/25/36(b)	32,659
173,806	Pool #531055, (Prime Index - 2.650%), 4.10%, 2/25/36(b)	174,675
70,904	Pool #540104, (Prime Index + 2.604%), 9.35%, 3/25/33(b)	77,050
356,617	Pool #540109, (Prime Index + 1.206%), 7.96%, 5/25/33(b)	379,807
71,194	Pool #540110, (Prime Index + 2.502%), 9.25%, 7/25/33(b)	77,479

		21,320,469

Total U.S. Government Agency Backed Mortgages		735,129,259

(Cost $783,475,090)

U.S. Government Agency Obligations — 1.9%
Small Business Administration — 1.9%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	380
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	1,593
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	6,670
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	4,553
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	3,635
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	11,572
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	8,492
224,984	(Prime Index - 2.600%), 4.15%, 9/25/41(b)	224,103
100,453	(Prime Index - 2.600%), 4.15%, 9/25/41(b)	100,353
138,398	(Prime Index - 2.600%), 4.15%, 7/25/42(b)	138,237
285,862	(Prime Index - 2.550%), 4.20%, 7/25/42(b)	285,894
131,630	(Prime Index - 2.525%), 4.23%, 11/25/41(b)	131,422
46,060	(Prime Index - 2.500%), 4.25%, 2/25/28(b)	46,059
274,949	(Prime Index - 1.400%), 5.35%, 7/25/41(b)	282,404
71,459	6.08%, 12/19/29(b),(c)	71,868
586,308	(Prime Index - 0.675%), 6.08%, 9/25/43(b)	610,690
1,274,731	(Prime Index - 0.675%), 6.08%, 11/25/45(b)	1,326,730
627,347	(Prime Index - 0.675%), 6.08%, 1/25/46(b)	652,168
509,344	(Prime Index - 0.322%), 6.43%, 12/25/45(b)	536,785
94,164	(Prime Index - 0.287%), 6.46%, 2/25/40(b)	98,079
83,835	6.58%, 4/8/29(b),(c)	84,207
49,195	(Prime Index - 0.060%), 6.69%, 7/25/29(b)	49,865
57,320	(Prime Index - 0.035%), 6.72%, 6/25/29(b)	57,861
27,030	(Prime Index + 0.118%), 6.87%, 12/25/40(b)	28,324
252,927	(Prime Index + 0.121%), 6.87%, 1/25/46(b)	268,110
54,661	(Prime Index + 0.137%), 6.89%, 11/25/28(b)	55,175
92,463	(Prime Index + 0.192%), 6.94%, 8/25/29(b)	93,715
76,922	7.08%, 7/25/30	76,620
27,696	(Prime Index + 0.325%), 7.08%, 10/25/30(b)	28,657

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$1,089,776	(Prime Index + 0.325%), 7.08%, 11/25/30(b)	$1,124,662
488,380	(Prime Index + 0.325%), 7.08%, 6/25/31(b)	507,081
518,549	(Prime Index + 0.325%), 7.08%, 7/25/31(b)	536,033
309,737	(Prime Index + 0.325%), 7.08%, 2/25/45(b)	331,257
671,378	(Prime Index + 0.325%), 7.08%, 8/25/46(b)	719,903
577,773	(Prime Index + 0.375%), 7.13%, 5/25/31(b)	598,489
162,239	(Prime Index + 0.375%), 7.13%, 10/25/31(b)	168,864
477,170	(Prime Index + 0.375%), 7.13%, 8/25/46(b)	509,248
337,435	(Prime Index + 0.575%), 7.33%, 4/25/31(b)	350,054
764,777	(Prime Index + 0.585%), 7.34%, 12/25/45(b)	815,731
10,852	(Prime Index + 0.700%), 7.45%, 2/25/28(b)	11,028
57,796	(Prime Index + 0.704%), 7.45%, 3/25/30(b)	59,144
248,527	(Prime Index + 0.721%), 7.47%, 11/25/30(b)	257,169
107,777	(Prime Index + 0.798%), 7.55%, 6/25/29(b)	109,974
38,912	(Prime Index + 0.814%), 7.56%, 2/25/28(b)	39,539
27,864	(Prime Index + 0.816%), 7.57%, 9/25/28(b)	28,247
65,289	(Prime Index + 0.823%), 7.57%, 8/25/30(b)	67,539
36,600	(Prime Index + 0.819%), 7.57%, 3/25/31(b)	37,953
450,068	(Prime Index + 0.825%), 7.58%, 9/25/31(b)	470,860
87,500	(Prime Index + 0.842%), 7.59%, 2/25/29(b)	88,911
234	(Prime Index + 0.856%), 7.61%, 6/25/28(b)	236
30,400	(Prime Index + 0.871%), 7.62%, 3/25/29(b)	30,962
116,148	(Prime Index + 0.866%), 7.62%, 5/25/29(b)	118,863
33,109	(Prime Index + 0.866%), 7.62%, 2/25/30(b)	33,986
13,385	(Prime Index + 0.908%), 7.66%, 1/25/29(b)	13,622
18,744	(Prime Index + 0.928%), 7.68%, 7/25/29(b)	19,265
39,101	(Prime Index + 0.943%), 7.69%, 5/25/29(b)	40,144
261,712	(Prime Index + 0.961%), 7.71%, 12/25/30(b)	271,988
12,466	(Prime Index + 0.983%), 7.73%, 11/25/28(b)	12,745
68,620	(Prime Index + 0.981%), 7.73%, 1/25/31(b)	71,457
77,876	(Prime Index + 1.013%), 7.76%, 2/25/31(b)	80,958
80,844	(Prime Index + 1.015%), 7.77%, 7/25/30(b)	84,443
49,948	(Prime Index + 1.036%), 7.79%, 7/25/29(b)	51,124
46,806	(Prime Index + 1.045%), 7.80%, 9/25/29(b)	48,374
86,947	(Prime Index + 1.066%), 7.82%, 12/25/29(b)	90,249
33,153	(Prime Index + 1.072%), 7.82%, 6/25/30(b)	34,284
1,275	(Prime Index + 1.107%), 7.86%, 11/25/26(b)	1,272
45,875	(Prime Index + 1.131%), 7.88%, 9/25/28(b)	46,320
52,236	(Prime Index + 1.230%), 7.98%, 5/25/29(b)	54,168
40,108	(Prime Index + 1.237%), 7.99%, 6/25/29(b)	41,565
24,866	(Prime Index + 1.341%), 8.09%, 10/25/31(b)	26,164
149,242	(Prime Index + 1.350%), 8.10%, 6/25/31(b)	156,207
85,835	(Prime Index + 1.575%), 8.33%, 7/25/30(b)	89,451
260	(Prime Index + 1.625%), 8.38%, 7/25/28(b)	264
12,098	9.08%, 9/25/29	12,312
26,614	(Prime Index + 2.325%), 9.08%, 10/25/30(b)	28,090

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$103,454	(Prime Index + 2.325%), 9.08%, 1/25/31(b)	$109,763
50,436	9.88%, 6/7/29(c)	51,741

		13,735,924

Total U.S. Government Agency Obligations		13,735,924

(Cost $14,270,513)

Municipal Bonds — 1.8%
California — 0.9%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,832,784
765,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/1/26 @ 100	765,389
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	194,827
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,656,527
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,637,431

		6,086,958

Colorado — 0.00%
83,875	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	75,798

District of Columbia — 0.1%
504,812	District of Columbia Housing Finance Agency Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	469,613

Illinois — 0.00%
35,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 5/1/26 @ 100	35,043

Maine — 0.00%
250,000	Maine State Housing Authority Series B, 2.33%, 11/15/30	229,297

Minnesota — 0.1%
440,137	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	408,165

New York — 0.6%
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	299,331
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 5/1/26 @ 100	299,722
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	197,005

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 5/1/26 @ 100	$499,463
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	155,890
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	240,726
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 5/1/26 @ 100	995,237
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 5/1/26 @ 100	493,401
155,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 5/1/26 @ 100	155,145
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 5/1/26 @ 100	1,001,040

		4,336,960

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	97,535

Washington — 0.1%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	788,116

Total Municipal Bonds		12,527,485

(Cost $12,892,950)

Corporate Bond — 0.00%
Consumer, Non-cyclical — 0.00%
55,000	Montefiore Medical Center, 2.15%, 10/20/26	54,808

Total Corporate Bond		54,808

(Cost $55,000)

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2026 (Unaudited)

Shares		Value
Investment Company — 3.1%
22,052,434	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	$22,052,434

Total Investment Company		22,052,434

(Cost $22,052,434)

Total Investments		$783,499,910
(Cost $832,745,987)(e) — 110.2%

Liabilities in excess of other assets — (10.2)%		(72,652,788)

NET ASSETS — 100.0%		$710,847,122

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2026:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	58	June 2026	$(139,307)	USD	$ 6,583,907	Barclays Capital Inc.
5 Year U.S. Treasury Note	210	June 2026	(5,326)	USD	22,717,735	Barclays Capital Inc.

Total			$(144,633)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund

March 31, 2026 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 37.3%
Fannie Mae — 24.9%
$50,000	Pool #AN0360, 3.95%, 12/1/45	$42,787
8,934	Pool #BJ0657, 4.00%, 2/1/48	8,527
18,352	Pool #BJ2670, 4.00%, 4/1/48	17,515
41,211	Pool #BJ3178, 4.00%, 11/1/47	39,639
34,578	Pool #BJ5158, 4.00%, 4/1/48	33,001
39,638	Pool #BJ9439, 4.00%, 2/1/48	37,999
39,076	Pool #BJ9477, 4.00%, 4/1/48	37,461
44,540	Pool #BK7924, 4.00%, 11/1/48	42,698
20,206	Pool #BO1263, 3.50%, 6/1/49	18,800
383,215	Pool #BP3417, 2.50%, 5/1/51	325,410
92,286	Pool #BP8741, 2.50%, 6/1/50	78,678
186,260	Pool #BQ7523, 2.00%, 11/1/50	151,656
268,799	Pool #BQ7524, 2.50%, 10/1/50	230,332
1,296,688	Pool #BR2051, 2.50%, 6/1/51	1,101,092
300,000	Pool #BS0915, 1.62%, 3/1/31	262,628
3,236,421	Pool #BT1616, 2.00%, 4/1/51	2,637,099
1,299,667	Pool #BT8237, 4.00%, 6/1/52	1,231,267
2,994,563	Pool #BZ0636, 5.22%, 6/1/31	3,103,805
1,875,000	Pool #BZ2581, 4.81%, 12/1/29	1,907,829
1,610,000	Pool #BZ2936, 4.58%, 1/1/30	1,627,439
2,800,000	Pool #BZ3608, 4.66%, 4/1/30	2,837,846
1,322,000	Pool #BZ3654, 5.29%, 5/1/30	1,359,176
2,000,000	Pool #BZ3698, 4.66%, 2/1/30	2,018,575
1,534,000	Pool #BZ3699, 4.66%, 2/1/30	1,548,247
2,325,000	Pool #BZ6023, 4.12%, 12/1/30	2,311,330
2,000,000	Pool #BZ6126, 4.08%, 1/1/31	1,983,021
29,435	Pool #CA1066, 4.00%, 1/1/48	28,153
13,763	Pool #CA1068, 3.50%, 1/1/48	12,806
15,966	Pool #CA2595, 4.50%, 11/1/48	15,662
59,240	Pool #CA2912, 4.00%, 12/1/48	56,806
41,974	Pool #CA3132, 4.00%, 2/1/49	40,197
41,856	Pool #CA3174, 4.00%, 2/1/49	40,125
249,155	Pool #CA3451, 3.50%, 5/1/49	230,736
180,368	Pool #CA3456, 3.50%, 5/1/49	167,596
299,713	Pool #CA9048, 2.00%, 2/1/51	243,716
901,372	Pool #CB0480, 2.50%, 5/1/51	765,407
343,742	Pool #CB0576, 2.50%, 5/1/51	293,498
2,063,121	Pool #CB3227, 3.50%, 3/1/52	1,894,287
1,926,743	Pool #CB4272, 4.50%, 7/1/52	1,867,337
1,717,029	Pool #CB4314, 4.50%, 8/1/52	1,664,088
1,645,049	Pool #CB4767, 5.00%, 9/1/52	1,632,645
2,109,699	Pool #CB4967, 5.50%, 10/1/52	2,140,388
1,210,853	Pool #CB5166, 6.00%, 11/1/52	1,247,147
344,790	Pool #CB5202, 6.50%, 11/1/52	359,473
656,187	Pool #CB5220, 6.50%, 12/1/52	685,920
1,199,954	Pool #CB6607, 5.50%, 7/1/53	1,213,459

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$1,835,899	Pool #CB6783, 5.00%, 7/1/53	$1,820,376
1,961,183	Pool #CB6784, 5.50%, 7/1/53	1,991,528
1,934,208	Pool #CB6826, 5.50%, 7/1/53	1,963,009
1,676,888	Pool #CB7160, 6.50%, 9/1/53	1,745,505
2,035,315	Pool #CB9076, 5.50%, 8/1/54	2,058,177
4,730,062	Pool #CC0947, 6.50%, 8/1/55	4,934,452

		54,106,350

Freddie Mac — 10.0%
36,510	Pool #Q59453, 4.00%, 11/1/48	34,888
133,551	Pool #QB5731, 2.00%, 11/1/50	108,739
181,888	Pool #QB5732, 2.50%, 11/1/50	154,841
673,220	Pool #QC3844, 2.00%, 6/1/51	546,263
237,607	Pool #QC3845, 2.50%, 6/1/51	201,692
901,276	Pool #QC7895, 2.00%, 9/1/51	730,682
649,730	Pool #QE4428, 4.00%, 6/1/52	615,535
1,622,482	Pool #QE6510, 4.50%, 7/1/52	1,572,607
1,800,551	Pool #QG5944, 5.00%, 6/1/53	1,787,715
48,123	Pool #RA1713, 3.00%, 11/1/49	42,893
75,234	Pool #RA1714, 3.00%, 11/1/49	67,057
123,896	Pool #RA2256, 3.00%, 3/1/50	110,390
163,582	Pool #RA2340, 3.00%, 3/1/50	145,700
144,399	Pool #RA2395, 2.50%, 4/1/50	123,241
370,033	Pool #RA2575, 2.50%, 5/1/50	315,697
129,399	Pool #RA2727, 2.00%, 5/1/50	105,584
129,023	Pool #RA2728, 2.50%, 5/1/50	110,037
324,301	Pool #RA2740, 2.50%, 6/1/50	278,395
234,962	Pool #RA3680, 2.50%, 9/1/50	200,169
283,635	Pool #RA4503, 2.00%, 2/1/51	230,642
261,484	Pool #RA4927, 2.00%, 3/1/51	212,538
400,848	Pool #RA5020, 2.00%, 4/1/51	325,675
1,063,253	Pool #RA5195, 2.50%, 5/1/51	894,716
749,612	Pool #RA5197, 2.50%, 5/1/51	636,772
434,110	Pool #RA5237, 2.50%, 5/1/51	368,762
190,722	Pool #RA5621, 2.50%, 8/1/51	161,834
660,399	Pool #RA5701, 2.00%, 8/1/51	535,398
162,277	Pool #RA5874, 2.50%, 9/1/51	137,597
1,715,758	Pool #RA6760, 3.00%, 2/1/52	1,517,786
1,747,427	Pool #RA7454, 4.00%, 6/1/52	1,655,326
1,742,671	Pool #RJ5020, 6.00%, 10/1/55	1,790,880
2,432,564	Pool #RJ5045, 6.00%, 10/1/55	2,510,036
19,287	Pool #V84506, 4.00%, 7/1/48	18,426
38,839	Pool #V84836, 4.00%, 11/1/48	37,239
57,657	Pool #V85365, 3.50%, 4/1/49	53,759
167,521	Pool #V85381, 3.50%, 4/1/49	155,899
1,957,092	Pool #WA4461, 4.72%, 1/1/30	1,986,452
27,775	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(a)	27,392
38,858	Series 2018-SB48, Class A10F, 3.36%, 2/25/28(a)	38,378

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$89,734	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(a)	$88,262
764,643	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(a)	759,858
27,109	Series KF57, Class A, (SOFR30A + 0.654%), 4.32%, 12/25/28(b)	27,181
275,962	Series Q014, Class A1, 1.56%, 1/25/36	228,592

		21,651,525

Ginnie Mae — 0.1%
18,847	Pool #AC3667, 1.66%, 8/15/26	18,484
20,268	Pool #BB3740, 4.00%, 11/15/47	19,353
53,373	Pool #BE3008, 4.00%, 4/20/48	50,922
27,298	Series 2018-2, Class AD, 2.40%, 3/16/59	24,147
16,715	Series 2018-26, Class AD, 2.50%, 3/16/52	15,893

		128,799

Small Business Administration — 2.3%
249,524	Pool #130612, 10.63%, 5/25/34	283,225
529,107	Pool #130613, 10.88%, 10/25/34(c)	615,573
146,231	Pool #130614, 10.61%, 3/25/35	164,414
108,776	Pool #530566, (Prime Index + 1.625%), 8.38%, 5/25/34(b)	117,428
396,056	Pool #530677, (Prime Index + 3.605%), 10.36%, 10/25/34(b)	450,841
209,064	Pool #530704, (Prime Index + 0.855%), 7.61%, 12/25/34(b)	225,445
301,560	Pool #530708, (Prime Index + 1.605%), 8.36%, 12/25/34(b)	330,261
410,995	Pool #530710, (Prime Index + 1.855%), 8.61%, 12/25/34(b)	452,444
239,612	Pool #530756, (Prime Index + 3.355%), 10.11%, 3/25/35(b)	273,883
769,531	Pool #530757, (Prime Index + 1.855%), 8.61%, 2/25/35(b)	848,289
659,581	Pool #530759, (Prime Index + 1.605%), 8.36%, 2/25/35(b)	723,289
367,958	Pool #530790, (Prime Index + 1.605%), 8.36%, 4/25/35(b)	403,990
176,377	Pool #530791, (Prime Index + 1.855%), 8.61%, 4/25/35(b)	194,677

		5,083,759

Total U.S. Government Agency Backed Mortgages		80,970,433

(Cost $84,207,816)

Corporate Bonds — 33.2%
Communications — 2.6%
3,085,000	AT&T, Inc., 5.55%, 11/1/45	2,918,605
2,700,000	Verizon Communications, Inc., 4.75%, 1/15/33	2,665,434

		5,584,039

Consumer, Non-cyclical — 20.3%
1,694,000	180 Medical, Inc., 5.30%, 10/8/35(d)	1,656,768
980,000	AbbVie, Inc., 4.75%, 3/15/36	959,731
1,200,000	AbbVie, Inc., 4.80%, 3/15/29	1,219,345
1,365,000	Amgen, Inc., 4.85%, 2/19/36	1,340,513
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,591,040
1,150,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	1,167,151
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	55,720

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$3,100,000	Elevance Health, Inc., 5.15%, 6/15/29	$3,157,929
1,700,000	Eli Lilly & Co., 4.75%, 2/12/30	1,730,540
1,370,000	GE HealthCare Technologies, Inc., 4.95%, 12/15/35	1,344,866
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,991,141
2,300,000	HCA, Inc., 5.00%, 3/1/28	2,324,266
1,861,000	HCA, Inc., 5.45%, 9/15/34	1,878,285
2,030,000	HCA, Inc., 5.70%, 11/15/55	1,888,237
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,339,433
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	345,071
2,500,000	Kenvue, Inc., 5.00%, 3/22/30	2,546,291
2,600,000	Merck & Co., Inc., 4.75%, 12/4/35	2,551,736
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	991,019
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	959,641
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	63,665
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	42,800
1,440,000	Novartis Capital Corp., 4.90%, 3/18/36	1,436,443
1,825,000	Roche Holdings, Inc., 4.67%, 12/2/35(d)	1,791,828
1,940,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,974,423
2,565,000	Thermo Fisher Scientific, Inc., 4.55%, 6/15/33	2,533,413
2,285,000	Thermo Fisher Scientific, Inc., 4.89%, 10/7/37	2,252,357

		44,133,652

Financial — 5.5%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	336,196
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	247,448
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	234,007
1,328,000	HA Sustainable Infrastructure Capital, Inc., 6.00%, 3/15/36	1,286,375
1,400,000	HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/31	1,424,754
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,915,311
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	588,080
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,259,175
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,085,165
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,487,133

		11,863,644

Utilities — 4.8%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,100,236
2,720,000	American Water Capital Corp., 5.25%, 3/1/35	2,764,077
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,319,879
3,400,000	New York State Electric & Gas Corp., 5.05%, 8/15/35(d)	3,363,875

		10,548,067

Total Corporate Bonds		72,129,402

(Cost $72,803,526)

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
Municipal Bonds — 16.5%
Alabama — 0.3%
$730,000	City of Birmingham Regional Water Works Revenue, 2.39%,
	1/1/35, Callable 7/1/31 @ 100	$615,177

Arizona — 0.4%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	726,782
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	228,277

		955,059

California — 5.5%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	238,202
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	746,948
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	829,795
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	376,584
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	97,413
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	97,757
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	675,018
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	260,063
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,494,038
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	269,296
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	454,805
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	448,272
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	635,726
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	227,707
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	872,945
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	639,574
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	354,909
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	919,426
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	790,478
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	578,155

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	$98,095
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	313,525
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	310,260
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	307,732

		12,036,723

Colorado — 1.0%
1,950,000	Colorado Housing and Finance Authority Revenue, Series B, 4.60%, 12/1/27	1,973,757
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	259,297

		2,233,054

Connecticut — 1.4%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	308,217
2,775,000	Connecticut Housing Finance Authority Revenue, Series B, 4.80%, 5/15/28, Callable 11/15/26 @ 100	2,791,050

		3,099,267

District of Columbia — 0.5%
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	188,564
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	191,201
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	129,722
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	530,179

		1,039,666

Florida — 0.9%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,877,161

Georgia — 0.1%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	276,684

Hawaii — 0.4%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	658,214
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	244,371

		902,585

Idaho — 0.2%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	350,730

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
Maryland — 0.1%
$225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	$212,649

Massachusetts — 1.0%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	577,426
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	916,245
775,000	Massachusetts Clean Energy Cooperative Corp. 2.02%, 7/1/28	740,339

		2,234,010

Michigan — 0.1%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	94,088

Nevada — 0.1%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	241,292

New York — 0.4%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	506,957
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	414,264

		921,221

Ohio — 0.1%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	129,832

Oklahoma — 0.7%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	692,500
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	711,746

		1,404,246

Oregon — 0.4%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	331,625
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	286,421
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	335,038

		953,084

Pennsylvania — 0.4%
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	775,222

Rhode Island — 1.1%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,187,320

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	$353,139
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	938,248

		2,478,707

Tennessee — 0.1%
160,000	Metropolitan Government of Nashville & Davidson County
	Water & Sewer Revenue, Series B, 1.47%, 7/1/27	155,387

Texas — 1.1%
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	290,195
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	640,246
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	699,720
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	272,028
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	122,743
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	277,855

		2,302,787

Utah — 0.2%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	494,602

Total Municipal Bonds		35,783,233

(Cost $38,861,497)

Asset Backed Securities — 3.9%
1,545,000	Dext ABS LLC, Series 2025-2, Class C, 4.89%, 4/15/36(d)	1,528,310
2,948,786	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(d)	2,891,767
857,074	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(d)	861,173
320,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(d)	322,418
825,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, 6/25/54(d)	814,278
2,320,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29(d),(e)	1,347,456
2,200,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(d),(e)	612,480
1,500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(d),(e)	200,700

Total Asset Backed Securities		8,578,582

(Cost $12,640,345)

U.S. Government Agency Obligations — 2.9%
Small Business Administration — 1.3%
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(b),(c)	1,282
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(b),(c)	986

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(c)	$453
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	750
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	687
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	784
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	784
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	564
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(b),(c)	2,606
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(c)	3,238
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	742
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	423
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(b),(c)	2,930
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(c)	1,773
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(c)	3,509
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	3,509
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	2,506
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(b),(c)	2,165
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	4,809
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	1,005
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(b),(c)	9,951
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(c)	6,398
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(c)	4,978
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(c)	2,572
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(b),(c)	28,761
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(b),(c)	13,369
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(c)	6,732
149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(c)	5,412
127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(c)	4,623
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(c)	6,764
4,606	(Prime Index - 2.500%), 4.25%, 2/25/28(b)	4,606
56,415	(Prime Index - 2.500%), 4.25%, 4/25/44(b)	56,500
24,429	(Prime Index - 0.675%), 6.08%, 9/25/43(b)	25,445
57,367	(Prime Index - 0.675%), 6.08%, 11/25/45(b)	59,707
94,847	(Prime Index + 0.121%), 6.87%, 1/25/46(b)	100,541
28,225	7.08%, 7/25/30	28,114
145,170	(Prime Index + 0.325%), 7.08%, 6/25/31(b)	150,729
123,171	(Prime Index + 0.325%), 7.08%, 7/25/31(b)	127,324
153,070	(Prime Index + 0.325%), 7.08%, 2/25/32(b)	158,718
39,123	(Prime Index + 0.325%), 7.08%, 9/25/44(b)	41,538
578,378	(Prime Index + 0.325%), 7.08%, 8/25/46(b)	620,181
375,334	(Prime Index + 0.375%), 7.13%, 10/25/31(b)	390,661
312,048	(Prime Index + 0.375%), 7.13%, 8/25/46(b)	333,025
70,879	(Prime Index + 0.575%), 7.33%, 4/25/31(b)	73,530
17,619	(Prime Index + 0.579%), 7.33%, 3/25/43(b)	18,649
6,289	(Prime Index + 0.700%), 7.45%, 2/25/28(b)	6,391
225,411	(Prime Index + 0.825%), 7.58%, 9/25/31(b)	235,824
159,496	(Prime Index + 0.875%), 7.63%, 1/25/32(b)	166,487
8,311	(Prime Index + 0.983%), 7.73%, 11/25/28(b)	8,496
22,946	(Prime Index + 1.237%), 7.99%, 6/25/29(b)	23,780

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$28,887	(Prime Index + 1.575%), 8.33%, 7/25/30(b)	$30,104
12,098	9.08%, 9/25/29	12,312
30,872	(Prime Index + 2.325%), 9.08%, 10/25/30(b)	32,584
46,380	(Prime Index + 2.325%), 9.08%, 1/25/31(b)	49,209

		2,879,520

U.S. International Development Finance Corp. — 1.6%
1,000,000	1.44%, 4/15/28	965,272
500,000	1.65%, 4/15/28	484,022
1,932,093	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 7/7/40(b)	1,932,093

		3,381,387

Total U.S. Government Agency Obligations		6,260,907

(Cost $6,967,962)

Collateralized Mortgage Obligation — 1.3%
2,754,965	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 5.76%, 1/17/39(b),(d)	2,752,987
Total Collateralized Mortgage Obligation		2,752,987

(Cost $2,744,820)

Shares
Investment Company — 3.6%
7,879,219	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	7,879,219

Total Investment Company		7,879,219

(Cost $7,879,219)

Total Investments		$214,354,763
(Cost $226,105,185)(g) — 98.7%

Other assets in excess of liabilities — 1.3%		2,894,978

NET ASSETS — 100.0%		$217,249,741

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2026 (Unaudited)

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2026:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	60	June 2026	$(112,004)	USD	$ 6,832,500	Barclays Capital Inc.
30 Year U.S. Ultra Treasury Bond	163	June 2026	(507,268)	USD	18,999,688	Barclays Capital Inc.
5 Year U.S. Treasury Note	40	June 2026	25,860	USD	4,354,062	Barclays Capital Inc.

Total			$(593,412)

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

See Notes to the Financial Statements.

34

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $810,693,553 and $218,225,966, respectively)	$761,447,476	$206,475,544
Affiliated investments (cost $22,052,434 and $7,879,219, respectively)	22,052,434	7,879,219
Cash	478,160	—
Cash at broker for financial futures contracts	1,312,762	2,016,326
Interest and dividend receivable	2,978,611	1,491,378
Receivable from advisor	62,150	30,430
Receivable for capital shares issued	425,479	8,170
Receivable for investments sold	855,545	290,435
Unrealized appreciation on futures contracts	—	25,860
Prepaid expenses and other assets	45,864	42,581

Total Assets	789,658,481	218,259,943

Liabilities:
Cash overdraft	—	53,959
Professional fees payable	7,606	7,606
Distributions payable	628,949	14,286
Payable for capital shares redeemed	632,808	140,398
Payable for investments purchased on a delayed delivery basis	76,978,408	—
Unrealized depreciation on futures contracts	144,633	619,272
Accrued expenses and other payables:
Investment advisory fees	207,214	64,030
Accounting fees	54,564	30,207
Audit fees	24,185	24,909
Trustees’ fees	4,564	2,491
Distribution fees	2,898	399
Custodian fees	12,655	3,075
Shareholder reports	32,430	17,872
Shareholder servicing fees	26,876	—
Transfer agent fees	47,186	28,570
Other	6,383	3,128

Total Liabilities	78,811,359	1,010,202

Net Assets	$710,847,122	$217,249,741

Net Assets Consists of:
Capital	$836,805,362	$257,019,559
Accumulated earnings	(125,958,240)	(39,769,818)

Net Assets	$710,847,122	$217,249,741

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026 (Unaudited)

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Net Assets
Class A	$4,300,353	$1,497,543
Class I	643,942,297	121,111,720
Class IS	62,604,472	N/A
Class R6	N/A	68,581,697
Class Y	N/A	26,058,781

Total	$710,847,122	$217,249,741

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	551,922	176,464
Class I	82,638,804	14,228,843
Class IS	8,037,743	N/A
Class R6	N/A	8,059,854
Class Y	N/A	3,065,558

Total	91,228,469	25,530,719

Net Asset Values and Redemption Prices Per Share:
Class A	$7.79	$8.49

Class I	$7.79	$8.51

Class IS	$7.79	$ N/A

Class R6	$ N/A	$8.51

Class Y	$ N/A	$8.50

Maximum Offering Price Per Share:
Class A	$8.09	$8.82

Maximum Sales Charge - Class A	3.75%	3.75%

See Notes to the Financial Statements.

36

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2026

(Unaudited)

	RBC BlueBay Access Capital
	Community	RBC BlueBay Impact
	Investment Fund	Bond Fund
Investment Income:
Interest income	$13,588,297	$5,516,176
Dividend income - affiliated	319,444	111,458

Total Investment Income	13,907,741	5,627,634
Expenses:
Investment advisory fees	1,216,795	455,387
Distribution fees–Class A	5,624	1,895
Accounting fees	95,283	46,426
Audit fees	22,746	22,746
Custodian fees	26,776	6,292
Insurance fees	2,209	1,658
Legal fees	7,963	3,585
Registrations and filing fees	26,706	26,807
Shareholder reports	41,763	25,204
Transfer agent fees–Class A	4,325	1,775
Transfer agent fees–Class I	215,056	89,982
Transfer agent fees–Class IS	27,962	—
Transfer agent fees–Class R6	—	15,107
Transfer agent fees–Class Y	—	1,755
Trustees’ fees and expenses	17,261	7,128
Shareholder services administration fees–Class I	158,076	—
Professional fees	2,531	2,531
Other fees	5,915	4,294

Total expenses before fee waiver/reimbursement	1,876,991	712,572
Expenses waived/reimbursed by:
Advisor	(333,873)	(164,886)

Net expenses	1,543,118	547,686

Net Investment Income	12,364,623	5,079,948

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(648,922)	(4,485,717)
Futures contracts	22,371	757,541

Net realized losses	(626,551)	(3,728,176)
Net change in unrealized appreciation/ (depreciation) on:
Investments	2,215,354	826,288
Futures contracts	(232,440)	(1,376,567)

Net unrealized gains/(losses)	1,982,914	(550,279)

Change in net assets resulting from operations	$13,720,986	$801,493

See Notes to the Financial Statements.

37

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Access Capital
	Community
	Investment Fund
	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
From Investment Activities
Operations:
Net investment income	$12,364,623	$23,540,580
Net realized losses from investments and futures contracts	(626,551)	(9,333,430)
Net change in unrealized appreciation on investments and futures contracts	1,982,914	7,277,276

Change in net assets resulting from operations	13,720,986	21,484,426

Distributions to Shareholders:
Class A	(77,343)	(175,199)
Class I	(12,003,470)	(23,063,723)
Class IS	(1,126,240)	(1,891,739)

Change in net assets resulting from shareholder distributions	(13,207,053)	(25,130,661)

Capital Transactions: (Note 6)
Proceeds from shares issued	72,426,175	153,062,817
Distributions reinvested	9,279,810	16,587,315
Cost of shares redeemed	(47,296,079)	(159,470,146)

Change in net assets resulting from capital transactions	34,409,906	10,179,986

Net increase in net assets	34,923,839	6,533,751
Net Assets:
Beginning of period	675,923,283	669,389,532

End of period	$710,847,122	$675,923,283

Share Transactions:
Issued	9,223,777	20,148,524
Reinvested	1,181,468	2,169,541
Redeemed	(6,038,872)	(20,772,562)

Change in shares resulting from capital transactions	4,366,373	1,545,503

See Notes to the Financial Statements.

38

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Impact Bond Fund
	For the
	Six Months Ended	For the
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
From Investment Activities
Operations:
Net investment income	$5,079,948	$11,640,219
Net realized losses from investments and futures contracts	(3,728,176)	(5,654,927)
Net change in unrealized depreciation on investments and futures contracts	(550,279)	(175,705)

Change in net assets resulting from operations	801,493	5,809,587

Distributions to Shareholders:
Class A	(27,190)	(57,200)
Class I	(2,312,214)	(4,821,475)
Class R6	(1,963,833)	(5,059,843)
Class Y	(743,736)	(1,639,372)

Change in net assets resulting from shareholder distributions	(5,046,973)	(11,577,890)

Capital Transactions: (Note 6)
Proceeds from shares issued	26,016,541	54,035,240
Distributions reinvested	4,325,002	9,413,777
Cost of shares redeemed	(92,094,536)	(68,343,996)

Change in net assets resulting from capital transactions	(61,752,993)	(4,894,979)

Net decrease in net assets	(65,998,473)	(10,663,282)
Net Assets:
Beginning of period	283,248,214	293,911,496

End of period	$217,249,741	$283,248,214

Share Transactions:
Issued	3,014,363	6,285,514
Reinvested	500,363	1,092,691
Redeemed	(10,689,480)	(7,948,200)

Change in shares resulting from capital transactions	(7,174,754)	(569,995)

See Notes to the Financial Statements.

39

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/26 (Unaudited)	$7.78	0.13	0.02	0.15	(0.14)	(0.14)	$7.79
Year Ended 9/30/25	7.85	0.23	(0.05)	0.18	(0.25)	(0.25)	7.78
Year Ended 9/30/24	7.26	0.22	0.61	0.83	(0.24)	(0.24)	7.85
Year Ended 9/30/23	7.56	0.20	(0.28)	(0.08)	(0.22)	(0.22)	7.26
Year Ended 9/30/22	8.93	0.11	(1.33)	(1.22)	(0.15)	(0.15)	7.56
Year Ended 9/30/21	9.13	0.10	(0.15)	(0.05)	(0.15)	(0.15)	8.93
Class I
Six Months Ended 3/31/26 (Unaudited)	$7.78	0.14	0.02	0.16	(0.15)	(0.15)	$7.79
Year Ended 9/30/25	7.85	0.26	(0.05)	0.21	(0.28)	(0.28)	7.78
Year Ended 9/30/24	7.26	0.25	0.61	0.86	(0.27)	(0.27)	7.85
Year Ended 9/30/23	7.56	0.23	(0.29)	(0.06)	(0.24)	(0.24)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.13	0.13	(0.16)	(0.03)	(0.18)	(0.18)	8.92
Class IS
Six Months Ended 3/31/26 (Unaudited)	$7.78	0.14	0.02	0.16	(0.15)	(0.15)	$7.79
Year Ended 9/30/25	7.84	0.26	(0.04)	0.22	(0.28)	(0.28)	7.78
Year Ended 9/30/24	7.26	0.25	0.60	0.85	(0.27)	(0.27)	7.84
Year Ended 9/30/23	7.56	0.23	(0.28)	(0.05)	(0.25)	(0.25)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.12	0.13	(0.15)	(0.02)	(0.18)	(0.18)	8.92

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

40

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/26 (Unaudited)	1.86%	(c)	$ 4,300	0.80%	(d)	3.20%	(d)	0.86%	(d)	64%
Year Ended 9/30/25	2.55%		4,632	0.80%		3.07%		0.84%		109%
Year Ended 9/30/24	11.68%		6,045	0.80%		2.97%		0.80%		127%
Year Ended 9/30/23	(1.20)%		6,963	0.80%		2.61%		1.05%		74%
Year Ended 9/30/22	(13.84)%		9,515	0.80%		1.36%		0.84%		21%
Year Ended 9/30/21	(0.61)%		14,233	0.80%		1.07%		0.86%		25%
Class I
Six Months Ended 3/31/26 (Unaudited)	2.03%	(c)	$643,942	0.45%	(d)	3.55%	(d)	0.54%	(d)	64%
Year Ended 9/30/25	2.78%		613,776	0.45%		3.42%		0.54%		109%
Year Ended 9/30/24	12.03%		615,906	0.45%		3.32%		0.55%		127%
Year Ended 9/30/23	(0.85)%		600,100	0.45%		2.98%		0.53%		74%
Year Ended 9/30/22	(13.44)%		643,252	0.45%		1.74%		0.51%		21%
Year Ended 9/30/21	(0.37)%		701,768	0.45%		1.42%		0.52%		25%
Class IS
Six Months Ended 3/31/26 (Unaudited)	2.06%	(c)	$ 62,604	0.40%	(d)	3.61%	(d)	0.52%	(d)	64%
Year Ended 9/30/25	2.96%		57,516	0.40%		3.47%		0.52%		109%
Year Ended 9/30/24	11.95%		47,438	0.40%		3.36%		0.53%		127%
Year Ended 9/30/23	(0.80)%		52,403	0.40%		3.03%		0.53%		74%
Year Ended 9/30/22	(13.40)%		51,376	0.40%		1.87%		0.50%		21%
Year Ended 9/30/21	(0.21)%		31,237	0.40%		1.47%		0.55%		25%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

41

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

42

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/26 (Unaudited)	$ 8.64	0.15	(0.15)	—	(0.15)	—	(0.15)	$ 8.49
Year Ended 9/30/25	8.81	0.33	(0.18)	0.15	(0.32)	—	(0.32)	8.64
Year Ended 9/30/24	8.19	0.31	0.62	0.93	(0.31)	—	(0.31)	8.81
Year Ended 9/30/23	8.42	0.25	(0.23)	0.02	(0.25)	—	(0.25)	8.19
Year Ended 9/30/22	10.17	0.17	(1.71)	(1.54)	(0.14)	(0.07)	(0.21)	8.42
Year Ended 9/30/21	10.58	0.09	(0.24)	(0.15)	(0.12)	(0.14)	(0.26)	10.17
Class I
Six Months Ended 3/31/26 (Unaudited)	$ 8.66	0.17	(0.15)	0.02	(0.17)	—	(0.17)	$ 8.51
Year Ended 9/30/25	8.84	0.35	(0.18)	0.17	(0.35)	—	(0.35)	8.66
Year Ended 9/30/24	8.21	0.33	0.63	0.96	(0.33)	—	(0.33)	8.84
Year Ended 9/30/23	8.44	0.27	(0.23)	0.04	(0.27)	—	(0.27)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.59	0.12	(0.23)	(0.11)	(0.15)	(0.14)	(0.29)	10.19
Class R6
Six Months Ended 3/31/26 (Unaudited)	$ 8.66	0.17	(0.15)	0.02	(0.17)	—	(0.17)	$ 8.51
Year Ended 9/30/25	8.83	0.35	(0.17)	0.18	(0.35)	—	(0.35)	8.66
Year Ended 9/30/24	8.21	0.34	0.61	0.95	(0.33)	—	(0.33)	8.83
Year Ended 9/30/23	8.44	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.60	0.12	(0.24)	(0.12)	(0.15)	(0.14)	(0.29)	10.19
Class Y
Six Months Ended 3/31/26 (Unaudited)	$ 8.65	0.17	(0.15)	0.02	(0.17)	—	(0.17)	$ 8.50
Year Ended 9/30/25	8.83	0.35	(0.18)	0.17	(0.35)	—	(0.35)	8.65
Year Ended 9/30/24	8.20	0.33	0.63	0.96	(0.33)	—	(0.33)	8.83
Year Ended 9/30/23	8.43	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.20
Year Ended 9/30/22	10.19	0.16	(1.68)	(1.52)	(0.17)	(0.07)	(0.24)	8.43
Period Ended 9/30/21(b)	10.15	0.05	0.04	0.09	(0.05)	—	(0.05)	10.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

43

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

44

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/26 (Unaudited)	0.03	%(c)	$1,498	0.70	%(d)	3.60%	(d)	0.95	%(d)	17%
Year Ended 9/30/25	1.84%		1,523	0.69%		3.81%		0.97%		63%
Year Ended 9/30/24	11.51%		1,552	0.69%		3.66%		1.03%		79%
Year Ended 9/30/23	0.18%		974	0.70%		2.89%		1.09%		79%
Year Ended 9/30/22	(15.30)%		941	0.70%		1.91%		0.70%		33%
Year Ended 9/30/21	(1.47)%		21	0.70%		0.91%		54.43%		36%
Class I
Six Months Ended 3/31/26 (Unaudited)	0.16	%(c)	$121,112	0.45	%(d)	3.85%	(d)	0.61	%(d)	17%
Year Ended 9/30/25	1.98%		116,346	0.44%		4.05%		0.61%		63%
Year Ended 9/30/24	11.89%		119,230	0.44%		3.88%		0.63%		79%
Year Ended 9/30/23	0.44%		108,268	0.45%		3.15%		0.62%		79%
Year Ended 9/30/22	(15.05)%		95,006	0.45%		1.70%		0.65%		33%
Year Ended 9/30/21	(1.13)%		77,793	0.45%		1.14%		0.73%		36%
Class R6
Six Months Ended 3/31/26 (Unaudited)	0.19	%(c)	$68,582	0.40	%(d)	3.96%	(d)	0.49	%(d)	17%
Year Ended 9/30/25	2.15%		124,487	0.39%		4.10%		0.48%		63%
Year Ended 9/30/24	11.82%		125,646	0.39%		3.95%		0.50%		79%
Year Ended 9/30/23	0.49%		80,372	0.40%		3.21%		0.48%		79%
Year Ended 9/30/22	(15.01)%		66,391	0.40%		1.69%		0.52%		33%
Year Ended 9/30/21	(1.17)%		81,762	0.40%		1.14%		0.62%		36%
Class Y
Six Months Ended 3/31/26 (Unaudited)	0.19	%(c)	$26,059	0.40	%(d)	3.93%	(d)	0.47	%(d)	17%
Year Ended 9/30/25	2.03%		40,892	0.39%		4.10%		0.47%		63%
Year Ended 9/30/24	11.96%		47,484	0.39%		3.92%		0.49%		79%
Year Ended 9/30/23	0.49%		51,555	0.40%		3.19%		0.49%		79%
Year Ended 9/30/22	(15.11)%		51,307	0.40%		1.70%		0.50%		33%
Period Ended 9/30/21(e)	0.90	%(c)	60,373	0.40	%(d)	0.99%	(d)	0.59	%(d)	36%

45

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the periods ended September 30, 2024 and September 30, 2025, when the Fund’s net expense ratios would increase by an amount of 0.01%.

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

See Notes to the Financial Statements.

46

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the RBC BlueBay Access Capital Fund (formerly, Access Capital Community Investment Fund) was reorganized into a series of the Trust, effective July 28, 2008.This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

-RBC BlueBay Access Capital Community Investment Fund (“Access Capital Community Investment Fund”)

-RBC BlueBay Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers four share classes: Class A, Class I, Class R6, and Class Y shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS, Class R6 and Class Y shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

Each Fund has adopted FASB Accounting Standards Update 2023 -07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

47

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence

48

NOTES TO FINANCIAL STATEMENTS

the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

49

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
RBC BlueBay Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$12,527,485	$—	$12,527,485
U.S. Government Agency Backed Mortgages	—	735,129,259	—	735,129,259
U.S. Government Agency Obligations	—	13,735,924	—	13,735,924
Investment Company	22,052,434	—	—	22,052,434
Corporate Bond	—	54,808	—	54,808

Total Assets	$22,052,434	$761,447,476	$—	$783,499,910

Liabilities:
Other Financial Instruments*:
Financial futures contracts	$ (144,633)	$—	$—	$(144,633)

RBC BlueBay Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	—	35,783,233	—	35,783,233
U.S. Government Agency Obligations	—	6,260,907	—	6,260,907
U.S. Government Agency Backed Mortgages	—	80,970,433	—	80,970,433
Collateralized Mortgage Obligation	—	2,752,987	—	2,752,987
Asset Backed Securities	—	8,578,582	—	8,578,582
Investment Company	7,879,219	—	—	7,879,219
Corporate Bonds	—	72,129,402	—	72,129,402
Other Financial Instruments*
Financial futures contracts	25,860	—	—	25,860

Total Assets	$7,905,079	$206,475,544	$—	$214,380,623

Liabilities:
Other Financial Instruments*:
Financial futures contracts	$ (619,272)	$—	$—	$(619,272)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

50

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2026 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. The Funds may participate in “rolling transactions” in which a Fund does not take delivery of the TBA securities, and this may result in a higher portfolio turnover rate.

Delayed Delivery Securities:

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or “forward commitment” basis. This may increase risk to a Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the RBC BlueBay Access Capital Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being

51

NOTES TO FINANCIAL STATEMENTS

hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2026.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2026.

Fair Values of Derivative Financial Instrument as of March 31, 2026(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$—	$25,860

Total	$—	$25,860

Liability Derivatives
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$144,633	$619,272

Total	$144,633	$619,272

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NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2026 is as follows:

Derivative Instruments Categorized by Risk Exposure	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$22,371	$757,541

Total	$22,371	$757,541

Derivative Instruments Categorized by Risk Exposure	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Net Change in Unrealized Appreciation From:
Interest Rate Risk:
Financial futures contracts	$(232,440)	$(1,376,567)

Total	$(232,440)	$(1,376,567)

(1)	Not considered to be hedging instruments for accounting disclosure purposes.

For the period ended March 31, 2026, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Futures long position (contracts)	159	278
Futures short position (contracts)	—	43

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds

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NOTES TO FINANCIAL STATEMENTS

from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value September 30, 2025	Purchases	Sales	Value March 31, 2026	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund —Institutional Class 1
RBC BlueBay Access Capital Community Investment Fund	$22,804,278	$117,390,736	$(118,142,580)	$22,052,434	$319,444
RBC BlueBay Impact Bond Fund	11,303,232	63,840,079	(67,264,092)	7,879,219	111,458

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the

54

NOTES TO FINANCIAL STATEMENTS

tax year, to be permanent (e.g., reclassification of paydown gains and losses ), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.35%
RBC BlueBay Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class IS Annual Rate	Class R6 Annual Rate	Class Y Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A	N/A
RBC BlueBay Impact Bond Fund	0.70%	0.45%	N/A	0.40%	0.40%

This expense limitation agreement is in place until January 31, 2027, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of March 31, 2026, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/23		FYE 9/30/24		FYE 9/30/25	FYE 9/30/26	Total
RBC BlueBay Access Capital Community Investment Fund	$	N/A	$	N/A	$279,619	$319,295	$598,914
RBC BlueBay Impact Bond Fund		121,644		357,998	326,171	159,721	965,534

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

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NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2026, the amount waived was $14,578 and $5,165 for RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. Bank of New York Mellon (“BNY”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $110,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

The table below shows, as of March 31, 2026, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment in the Funds.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
RBC BlueBay Impact Bond Fund	$217,249,741	3,069,607	12.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2026, there were no fees waived by the Distributor.

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NOTES TO FINANCIAL STATEMENTS

For the period ended period ended March 31, 2026, the Distributor received no commissions from front-end sales charges of Class A shares.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2026.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2026 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
RBC BlueBay Access Capital Community Investment Fund	$5,110,170	$140,289	$503,178,648	$475,879,352
RBC BlueBay Impact Bond Fund	26,756,002	50,419,767	16,692,234	56,766,085

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NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$156,693	$429,856	$—	$—
Distributions reinvested	77,031	174,452	27,191	57,200
Cost of shares redeemed	(574,492)	(1,937,217)	(26,237)	(55,292)

Change in Class A	$(340,768)	$(1,332,909)	$954	$1,908

Class I
Proceeds from shares issued	$60,858,248	$137,896,300	$18,907,234	$29,707,803
Distributions reinvested	8,114,871	14,581,849	2,247,299	4,721,538
Cost of shares redeemed	(39,254,564)	(151,181,219)	(14,214,871)	(35,032,298)

Change in Class I	$29,718,555	1,296,930	$6,939,662	$(602,957)

Class IS
Proceeds from shares issued	$11,411,234	$14,736,661	$—	$—
Distributions reinvested	1,087,908	1,831,014	—	—
Cost of shares redeemed	(7,467,023)	(6,351,710)	—	—

Change in Class IS	$5,032,119	$10,215,965	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$7,109,307	$24,327,437
Distributions reinvested	—	—	1,306,775	2,995,667
Cost of shares redeemed	—	—	(62,853,428)	(25,956,406)

Change in Class R6	$—	$—	$(54,437,346)	$1,366,698

Class Y
Distributions reinvested	$—	$—	$743,737	$1,639,372
Cost of shares redeemed	—	—	(15,000,000)	(7,300,000)

Change in Class Y	$—	$—	$(14,256,263)	$(5,660,628)

Change in net assets resulting from capital transactions	$34,409,906	$10,179,986	$(61,752,993)	$(4,894,979)

58

NOTES TO FINANCIAL STATEMENTS

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
SHARE TRANSACTIONS:
Class A
Issued	19,926	55,600	—	—
Reinvested	9,811	22,828	3,153	6,657
Redeemed	(73,052)	(253,775)	(3,042)	(6,435)

Change in Class A	(43,315)	(175,347)	111	222

Class I
Issued	7,746,219	18,151,777	2,189,535	3,455,653
Reinvested	1,033,101	1,907,191	259,935	547,854
Redeemed	(5,013,341)	(19,683,692)	(1,649,441)	(4,068,892)

Change in Class I	3,765,979	375,276	800,029	(65,385)

Class IS
Issued	1,457,632	1,941,147	—	—
Reinvested	138,556	239,522	—	—
Redeemed	(952,479)	(835,095)	—	—

Change in Class IS	643,709	1,345,574	—	—

Class R6
Issued	—	—	824,828	2,829,861
Reinvested	—	—	151,184	347,727
Redeemed	—	—	(7,290,608)	(3,027,850)

Change in Class R6	—	—	(6,314,596)	149,738

Class Y
Reinvested	—	—	86,091	190,453
Redeemed	—	—	(1,746,389)	(845,023)

Change in Class Y	—	—	(1,660,298)	(654,570)

Change in shares resulting from capital transactions	4,366,373	1,545,503	(7,174,754)	(569,995)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

59

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RBC BlueBay Access Capital Community Investment Fund	$832,745,987	$2,143,161	$(51,389,238)	$(49,246,077)
RBC BlueBay Impact Bond Fund	226,105,185	985,766	(12,736,188)	(11,750,422)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay Access Capital Community Investment Fund	$25,041,456	$25,041,456	$25,041,456
RBC BlueBay Impact Bond Fund	11,555,154	11,555,154	11,555,154

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2026.

As of September 30, 2025, the Access Capital Community Investment Fund and the Impact Bond Fund had a short-term capital loss carryforward of $13,866,163 and $4,941,058 and a long-term capital loss carryforward of $60,590,848 and $15,833,054 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Impact Bond Fund had deferred qualified late-year ordinary losses of $2,484,720 which will be treated as arising on the first business day of the fiscal year ending September 30, 2026.

8. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank,N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 25, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2026. There were no borrowings made by the Funds under the line of credit during the six months ended March 31, 2026.

60

NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of March 31, 2026, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
RBC BlueBay Access Capital Community Investment Fund	1	23.4%
RBC BlueBay Impact Bond Fund	1	20.1%

In addition, two unaffiliated shareholders owned in aggregate 30.00% of the Impact Bond Fund as of March 31, 2026. Significant transactions by these shareholders may impact the Funds’ performance.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

61

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2026.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper.This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate,

socially beneficial, and economically viable management of the world’s forests.

RBCF-II SAR 03-26

RBC Global Asset Management Financial Statements and Other Important Information For the six months ended March 31, 2026 RBC BlueBay Emerging Market Debt Fund RBC BlueBay High Yield Bond Fund RBC BlueBay Core Plus Bond Fund RBC BlueBay Strategic Income Fund RBC BlueBay Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

March 31, 2026 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 74.6%
Angola — 2.8%
$ 590,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	$593,846
296,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	287,512
930,000	Angolan Government International Bond, EMTN, 9.13%, 11/26/49(a)	807,353
1,500,000	Angolan Government International Bond, 9.38%, 3/31/33(b)	1,480,640
680,000	Angolan Government International Bond, EMTN, 9.88%, 10/15/35(a)	680,760

		3,850,111

Argentina — 3.0%
3,268,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	2,181,935
435,000	Argentine Republic Government International Bond, 5.00%, 1/9/38	327,666
1,581,353	Provincia de Buenos Aires/Government Bonds, EMTN, 6.63%, 9/1/37(a)	1,193,750
384,000	Provincia de Cordoba, 9.75%, 7/2/32(a)	393,311

		4,096,662

Armenia — 0.8%
1,130,000	Republic of Armenia International Bond, 6.75%, 3/12/35(a)	1,140,851

Bahrain — 0.3%
400,000	Bahrain Government International Bond, 6.63%, 10/6/37(a)	363,191

Benin — 0.2%
295,000	Benin Government International Bond, 8.38%, 1/23/41(a)	291,599

Brazil — 0.6%
210,000	Brazilian Government International Bond, 7.13%, 5/13/54	206,006
685,000	Brazilian Government International Bond, 7.25%, 1/12/56	670,933

		876,939

Bulgaria — 0.4%
590,000	Bulgaria Government International Bond, 5.00%, 3/5/37(a)	569,933

Cameroon — 0.5%
645,000	Republic of Cameroon International Bond, Series 7Y, 9.50%, 7/31/31(a)	628,363

Chile — 1.8%
400,000	Chile Government International Bond, 3.10%, 1/22/61	246,961
744,000(c)	Chile Government International Bond, 3.88%, 4/14/36	830,731

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 700,000	Chile Government International Bond, 4.00%, 1/31/52	$542,512
925,000	Chile Government International Bond, 5.33%, 1/5/54	871,914

		2,492,118

Colombia — 6.9%
5,143,000,000(d)	Bogota Distrito Capital, 13.14%, 11/5/35(b)	1,379,070
1,160,000	Colombia Government International Bond, 3.25%, 4/22/32	967,158
385,000(c)	Colombia Government International Bond, 4.50%, 11/26/30	430,226
335,000(c)	Colombia Government International Bond, 5.00%, 9/19/32	365,281
526,000(c)	Colombia Government International Bond, 5.63%, 2/19/36	556,985
410,000(c)	Colombia Government International Bond, 5.75%, 11/26/34	446,832
410,000	Colombia Government International Bond, 6.13%, 1/21/31	402,685
691,000	Colombia Government International Bond, 6.50%, 1/21/33	675,027
350,000(c)	Colombia Government International Bond, 6.50%, 11/26/38	384,754
1,995,000	Colombia Government International Bond, 7.75%, 11/7/36	2,040,659
1,650,000	Colombia Government International Bond, 8.00%, 11/14/35	1,727,029

		9,375,706

Congo — 0.4%
625,000	Congolese International Bond, Series 7Y, 9.50%, 2/17/35(a)	561,267

Costa Rica — 0.8%
400,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	421,528
650,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	704,622

		1,126,150

Dominican Republic — 1.8%
480,000	Dominican Republic International Bond, Series REGs, 6.60%, 6/1/36(a)	479,289
765,000	Dominican Republic International Bond, 6.95%, 3/15/37(a)	778,378
63,350,000(e)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	1,128,553

		2,386,220

Ecuador — 3.3%
176,969	Ecuador Government International Bond, 5.00%, 7/31/40(a)	138,210
3,372,075	Ecuador Government International Bond, 6.90%, 7/31/35(a)	2,968,557
925,000	Ecuador Government International Bond, 8.75%, 1/29/34(b)	905,942
525,000	Ecuador Government International Bond, 9.25%, 1/29/39(b)	514,170

		4,526,879

Egypt — 1.7%
200,000	Egypt Government International Bond, EMTN, 7.30%, 9/30/33(a)	185,849
1,667,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	1,351,481
502,000	Egypt Government International Bond, MTN, 8.50%, 1/31/47(a)	432,370
395,000	Egyptian Financial Co. for Sovereign Taskeek, 7.95%, 10/7/32(a)	397,197

		2,366,897

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

El Salvador — 0.8%
$ 824,000	El Salvador Government International Bond, Series RegS, 0.25%, 4/17/30(a)	$28,732
510,000	El Salvador Government International Bond, 9.25%, 4/17/30(a)	530,928
545,000	El Salvador Government International Bond, 9.65%, 11/21/54(a)	578,339

		1,137,999

Ghana — 0.7%
25,000	Ghana Government International Bond, 0.00%, 7/3/26(a),(f)	24,442
437,500	Ghana Government International Bond, 5.00%, 7/3/29(a)	416,743
633,000	Ghana Government International Bond, 5.00%, 7/3/35(a)	538,835

		980,020

Guatemala — 1.3%
298,000	Guatemala Government Bond, 6.05%, 8/6/31(a)	303,470
680,000	Guatemala Government Bond, 6.55%, 2/6/37(a)	706,965
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	497,826
308,000	Guatemala Government Bond, 6.88%, 8/15/55(a)	321,689

		1,829,950

Hungary — 1.1%
360,000	Hungary Government International Bond, 5.50%, 3/26/36(a)	349,922
1,085,000	Hungary Government International Bond, 6.75%, 9/23/55(a)	1,101,577

		1,451,499

India — 0.7%
905,000	Export-Import Bank of India, 5.50%, 1/13/35(a)	922,784

Indonesia — 1.4%
1,035,000	Indonesia Government International Bond, 3.35%, 3/12/71	621,721
605,000(c)	Indonesia Government International Bond, 4.46%, 3/4/38	662,983
510,000(c)	Indonesia Government International Bond, 4.97%, 3/4/46	561,780

		1,846,484

Ivory Coast — 0.8%
200,000	Ivory Coast Government International Bond, 6.75%, 2/25/41(a)	175,655
520,000	Ivory Coast Government International Bond, 6.75%, 2/25/41(b)	456,704
300,000	Ivory Coast Government International Bond, 8.08%, 4/1/36(a)	304,338
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(a)	215,054

		1,151,751

Kazakhstan — 1.6%
439,000	Baiterek National Investment Holding JSC, EMTN, 4.65%, 10/1/30(a)	429,104
102,500,000(g)	Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(b)	204,058
175,000,000(g)	Development Bank of Kazakhstan JSC, 13.49%, 5/23/28(b)	342,103
1,225,000	Kazakhstan Government International Bond, 5.50%, 7/1/37(a)	1,227,452

		2,202,717

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

Kenya — 1.3%
$ 570,000	Republic of Kenya Government International Bond, 7.88%, 10/9/33(a)	$527,838
690,000	Republic of Kenya Government International Bond, 8.80%, 10/9/38(a)	634,021
420,000	Republic of Kenya Government International Bond, 9.50%, 3/5/36(a)	409,147
260,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(a)	266,079

		1,837,085

Lebanon — 0.9%
716,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(h)	168,605
1,256,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(h)	294,872
701,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(a),(h)	164,348
269,000	Lebanon Government International Bond, Series 15Y, 6.75%, 11/29/27(a),(h)	63,158
2,251,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(h)	533,432
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(a),(h)	1,192

		1,225,607

Mexico — 4.8%
1,809,000	Eagle Funding Luxco Sarl, Series REGs, 5.50%, 8/17/30(a)	1,815,856
730,000(c)	Mexico Government International Bond, 3.88%, 5/16/31	823,671
842,000	Mexico Government International Bond, 5.38%, 3/22/33	821,571
733,000	Mexico Government International Bond, 5.63%, 2/9/34	718,013
588,000	Mexico Government International Bond, 6.13%, 2/9/38	573,920
743,000	Mexico Government International Bond, 6.75%, 2/9/56	719,093
975,000	Mexico Government International Bond, 6.88%, 5/13/37	1,019,379

		6,491,503

Montenegro — 0.4%
570,000	Montenegro Government International Bond, 7.25%, 3/12/31(a)	592,327

Morocco — 0.9%
1,115,000(c)	Morocco Government International Bond, 4.75%, 4/2/35(a)	1,272,331

Nigeria — 2.4%
850,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	841,473
400,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	390,173
644,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	651,215
370,000	Nigeria Government International Bond, 8.63%, 1/13/36(a)	384,563

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 360,000	Nigeria Government International Bond, 9.13%, 1/13/46(a)	$374,989
529,000	Nigeria Government International Bond, 9.63%, 6/9/31(a)	579,407

		3,221,820

Oman — 1.1%
1,465,000	Oman Government International Bond, 6.75%, 1/17/48(a)	1,525,700

Pakistan — 0.8%
970,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	896,469
145,000	Pakistan Government International Bond, 7.88%, 3/31/36(a)	129,106

		1,025,575

Panama — 1.6%
1,255,000	Panama Government International Bond, 4.50%, 4/1/56	925,656
1,240,000	Panama Government International Bond, 6.85%, 3/28/54	1,276,995

		2,202,651

Paraguay — 1.1%
860,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	765,200
235,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	241,974
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(a)	238,601
290,000	Paraguay Government International Bond, 6.65%, 3/4/55(a)	300,959

		1,546,734

Peru — 0.4%
585,000	Peruvian Government International Bond, 5.88%, 8/8/54	562,676

Philippines — 1.4%
650,000(c)	Philippine Government International Bond, 1.20%, 4/28/33	616,358
835,000	Philippine Government International Bond, 2.95%, 5/5/45	558,697
710,000	Philippine Government International Bond, 5.60%, 5/14/49	685,549

		1,860,604

Romania — 5.0%
925,000(c)	Romanian Government International Bond, 4.63%, 3/4/33(b)	1,000,853
250,000(c)	Romanian Government International Bond, Series REGs, 5.13%, 9/24/31(a)	286,813
570,000(c)	Romanian Government International Bond, 5.38%, 6/7/33(a)	642,080
1,384,000	Romanian Government International Bond, 5.75%, 3/24/35(a)	1,306,785
630,000	Romanian Government International Bond, 5.75%, 7/4/36(b)	584,056
890,000(c)	Romanian Government International Bond, 6.13%, 10/7/37(a)	997,975
390,000	Romanian Government International Bond, 6.38%, 1/30/34(a)	387,570
615,000(c)	Romanian Government International Bond, 6.50%, 10/7/45(a)	679,019
570,000	Romanian Government International Bond, 6.63%, 5/16/36(a)	565,335
350,000	Romanian Government International Bond, 7.50%, 2/10/37(a)	369,109

		6,819,595

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

Senegal — 0.2%
$ 530,000	Senegal Government International Bond, 6.25%, 5/23/33(a)	$280,336

Serbia — 0.6%
250,000	Serbia International Bond, 6.00%, 6/12/34(a)	250,410
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	407,729
200,000	Serbia International Bond, 6.50%, 9/26/33(a)	208,492

		866,631

South Africa — 4.5%
18,060,000(i)	Republic of South Africa Government Bond, Series 2037, 8.50%, 1/31/37	997,368
915,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	658,272
1,000,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	776,739
1,275,000	Republic of South Africa Government International Bond, 6.13%, 12/11/37(a)	1,181,827
1,290,000	Republic of South Africa Government International Bond, 7.10%, 11/19/36(a)	1,317,867
915,000	Republic of South Africa Government International Bond, 7.25%, 12/11/55(a)	835,552
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	184,724
200,000	Republic of South Africa Government International Bond, 7.95%, 11/19/54(a)	198,217

		6,150,566

Sri Lanka — 1.4%
265,000	Sri Lanka Government International Bond, 3.10%, 1/15/30(a)	243,359
630,000	Sri Lanka Government International Bond, 3.35%, 3/15/33(a)	525,219
350,000	Sri Lanka Government International Bond, 3.60%, 6/15/35(a)	263,653
240,000	Sri Lanka Government International Bond, 3.60%, 5/15/36(a)	212,251
490,000	Sri Lanka Government International Bond, 3.60%, 2/15/38(a)	436,285
284,700	Sri Lanka Government International Bond, 4.00%, 4/15/28(a)	271,061

		1,951,828

Suriname — 0.8%
400,000	Suriname Government International Bond, 7.70%, 11/6/30(a)	404,269
200,000	Suriname Government International Bond, 8.50%, 11/6/35(b)	206,748
475,000	Suriname Government International Bond, 8.50%, 11/6/35(a)	491,028

		1,102,045

Tunisia — 0.6%
690,000(c)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26(a)	794,223

Turkey — 4.2%
480,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(a)	513,729

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

719,000(c)	Turkiye Government International Bond, 5.15%, 3/10/34	$801,178
$ 990,000	Turkiye Government International Bond, 6.30%, 3/14/33	937,201
1,045,000	Turkiye Government International Bond, 6.95%, 9/16/35	1,001,679
506,000	Turkiye Government International Bond, Series 7Y, 7.13%, 2/12/32	506,632
2,040,000	Turkiye Government International Bond, 7.25%, 5/29/32	2,045,005

		5,805,424

Ukraine — 1.0%
590,000	Ukraine Government International Bond, 4.00%, 2/1/32(a)	425,978
845,396	Ukraine Government International Bond, 4.50%, 2/1/34(a)	453,023
234,604	Ukraine Government International Bond, 4.50%, 2/1/35(a)	123,265
568,000	Ukraine Government International Bond, 4.50%, 2/1/36(a)	292,091

		1,294,357

United Arab Emirates — 0.3%
599,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	371,833

Uruguay — 1.6%
1,147,599	Uruguay Government International Bond, 4.98%, 4/20/55	1,014,010
1,120,000	Uruguay Government International Bond, 5.44%, 2/14/37	1,143,313

		2,157,323

Uzbekistan — 0.9%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	387,342
257,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32(a)	266,954
650,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	621,278

		1,275,574

Venezuela — 2.6%
2,554,000	Venezuela Government International Bond, 6.00%, 12/9/20(a),(h)	972,498
921,000	Venezuela Government International Bond, 7.65%, 4/21/25(a),(h)	384,833
2,806,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(h)	1,136,160
245,000	Venezuela Government International Bond, 8.25%, 10/13/24(a),(h)	104,185
1,271,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(h)	647,611
125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(h)	63,631
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(h)	188,240

		3,497,158

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

Zambia — 0.1%
$ 280,000	Zambia Government International Bond, 0.50%, 12/31/53(a)	$182,772

Total Foreign Government Bonds		102,090,368

(Cost $98,952,425)

Corporate Bonds — 16.1%
Angola — 0.3%
475,000	Sonangol Finance Ltd., 10.00%, 1/29/31(b)	472,141

Chile — 1.2%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	197,894
800,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(a)	817,459
400,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	400,003
200,000	Empresa Nacional del Petroleo, 5.95%, 7/30/34(a)	201,811

		1,617,167

Colombia — 0.9%
765,000	Ecopetrol SA, 4.63%, 11/2/31	677,530
565,000	Ecopetrol SA, 8.88%, 1/13/33	594,622

		1,272,152

El Salvador — 0.1%
152,000	Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 1/24/33(a)	156,412

Indonesia — 0.5%
324,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.75%, 2/3/31(b)	315,483
342,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 2/3/36(b)	328,030

		643,513

Jamaica — 0.4%
555,000	Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(a)	534,287

Malaysia — 0.8%
1,070,000	Petronas Capital Ltd., 5.85%, 4/3/55(a)	1,092,781

Mexico — 5.5%
12,580,000(j)	America Movil SAB de CV, 9.50%, 1/27/31	702,867
309,000	Comision Federal de Electricidad, 6.05%, 1/28/34(b)	299,288
325,000	Comision Federal de Electricidad, 6.45%, 1/24/35(a)	323,218
200,000	Comision Federal de Electricidad, 6.50%, 1/28/51(b)	192,919
366,488	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(a)	366,683
990,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	820,401
1,386,000	Petroleos Mexicanos, 5.95%, 1/28/31	1,324,361

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 1,375,000	Petroleos Mexicanos, GMTN, 6.75%, 9/21/47	$1,095,157
2,854,000	Petroleos Mexicanos, 7.69%, 1/23/50	2,472,991

		7,597,885

Oman — 1.3%
515,000	EDO Sukuk Ltd., 5.66%, 7/3/31(a)	525,522
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	517,939
690,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	687,554

		1,731,015

Paraguay — 0.3%
539,000	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(f)	409,147

Peru — 0.4%
500,000(k)	Credicorp Capital Sociedad Titulizadora SA, 9.70%, 3/5/45(b)	149,714
1,190,000(k)	Credicorp Capital Sociedad Titulizadora SA, 10.10%, 12/15/43(a),(b)	364,176

		513,890

Poland — 0.3%
440,000	ORLEN SA, 6.00%, 1/30/35(a)	448,550

Saudi Arabia — 1.4%
1,105,000	Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42(a)	1,098,775
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	445,472
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	414,048

		1,958,295

Turkey — 0.2%
250,000	Turkiye Varlik Fonu Yonetimi AS, 7.75%, 9/10/35(a)	245,246

United Arab Emirates — 2.1%
930,000	Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/2/54(a)	819,169
917,000	Adnoc Murban Rsc Ltd., 5.13%, 9/11/54(a)	787,309
335,214	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	296,792
1,197,812	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	968,894

		2,872,164

Uzbekistan — 0.2%
250,000	Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/28(a)	254,461

Venezuela — 0.2%
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(h)	267,532

Total Corporate Bonds		22,086,638

(Cost $21,945,850)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Contracts		Value

Put Option Purchased — 0.1%
25	NIFTY 50 INDEX, Strike Price USD 24,000.00, Expires 06/30/26, Notional Amount $1,200,000	$85,063
3	S&P 500 INDEX, Strike Price USD 6,600.00, Expires 03/31/26, Notional Amount $1,980,000	24,240
8,163,265	USD CALL VERSUS EUR PUT, Strike Price USD 1.1200, Expires 04/16/26, Notional Amount EUR 9,142,857	6,538

Total Put Option Purchased		115,841

(Cost $53,994)

Principal Amount
Municipal Bond — 0.2%
Turkey — 0.2%
$200,000	Istanbul Metropolitan Municipality, 10.75%, 4/12/27(a)	207,931

Total Municipal Bond		207,931

(Cost $198,448)

Shares
Investment Company — 5.8%
7,980,432	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	7,980,432

Total Investment Company		7,980,432

(Cost $7,980,432)

Total Investments		$132,481,210
(Cost $129,131,149)(m) — 96.8%

Other assets in excess of liabilities — 3.2%		4,357,226

NET ASSETS — 100.0%		$136,838,436

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Principal amount denoted in Euros.

(d)	Principal amount denoted in Colombian Peso.

(e)	Principal amount denoted in Dominican peso.

(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(g)	Principal amount denoted in Kazakhstani tenge.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Principal amount denoted in South African Rand.

(j)	Principal amount denoted in Mexican peso.

(k)	Principal amount denoted in Peruvian sol.

(l)	Affiliated investment.

(m)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Foreign currency exchange contracts as of March 31, 2026:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	2,263,830,215	USD	589,327	Citibank N.A.	4/22/26	$22,984
COP	3,241,922,742	USD	846,212	Citibank N.A.	4/22/26	30,649
DOP	17,415,760	USD	287,864	Citibank N.A.	4/6/26	342
TRY	31,820,040	USD	690,000	Citibank N.A.	4/22/26	4,976
USD	291,599	DOP	17,415,761	Citibank N.A.	4/6/26	3,393
USD	1,390,000	CLP	1,258,701,990	Citibank N.A.	4/22/26	30,500
USD	2,400,468	EUR	2,040,000	Citibank N.A.	4/22/26	39,901
USD	5,007,679	EUR	4,299,264	Citibank N.A.	4/22/26	32,825
USD	4,654,333	EUR	3,995,725	Citibank N.A.	4/22/26	30,716
USD	860,891	EUR	735,000	Citibank N.A.	4/22/26	10,392
USD	305,507	EUR	260,000	Citibank N.A.	4/22/26	4,650
USD	849,302	EUR	716,525	Citibank N.A.	4/22/26	20,182
USD	2,520,000	EUR	2,167,285	Citibank N.A.	4/22/26	12,146
USD	908,753	INR	83,573,483	Citibank N.A.	4/22/26	23,400
USD	1,231,247	INR	113,410,148	Citibank N.A.	4/22/26	29,813
USD	610,000	KRW	891,618,700	Citibank N.A.	4/22/26	19,789
USD	1,868,120	PEN	6,294,445	Citibank N.A.	4/22/26	61,528
USD	1,017,249	ZAR	16,803,802	Citibank N.A.	4/22/26	25,920

						$404,106

CLP	1,236,738,719	USD	1,395,852	Citibank N.A.	4/22/26	$(60,074)
EUR	360,000	USD	432,333	Citibank N.A.	4/22/26	(15,762)
EUR	300,000	USD	350,483	Citibank N.A.	4/22/26	(3,341)
EUR	16,000	USD	18,947	Citibank N.A.	4/22/26	(433)
INR	65,954,000	USD	700,000	Citibank N.A.	4/22/26	(1,303)
KRW	886,201,600	USD	604,205	Citibank N.A.	4/22/26	(17,579)
MXN	595,000	USD	34,442	Citibank N.A.	4/22/26	(1,306)
PEN	1,404,074	USD	418,627	Citibank N.A.	4/22/26	(15,638)
PEN	3,022,873	USD	901,373	Citibank N.A.	4/22/26	(33,767)
USD	844,837	COP	3,241,922,742	Citibank N.A.	4/22/26	(32,024)
USD	655,163	COP	2,530,373,926	Citibank N.A.	4/22/26	(29,242)
USD	1,382,661	COP	5,204,680,355	Citibank N.A.	4/22/26	(25,079)
USD	286,821	DOP	17,415,760	Citibank N.A.	4/22/26	(394)
USD	517,613	KZT	272,792,512	Citibank N.A.	4/22/26	(49,048)
USD	611,679	MXN	10,996,578	Citibank N.A.	4/22/26	(736)
USD	690,000	TRY	31,660,995	Citibank N.A.	4/22/26	(1,502)
ZAR	767,550	USD	47,724	Citibank N.A.	4/22/26	(2,443)

						$(289,671)

Total						$114,435

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Options written as of March 31, 2026:

Contracts	Put Options	Notional Amount		Value
3	S&P 500 INDEX, Strike Price USD 6,200.00, Expires 03/31/26, Notional Amount $(1,860,000)	USD	(1,860,000)	$(15)

Total (Premiums received $(13,156))				$(15)

Financial futures contracts as of March 31, 2026:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	7	June 2026	$(17,402)	USD	$ 794,609	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	29	June 2026	(41,958)	USD	6,015,914	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	7	June 2026	(28,341)	USD	815,938	Morgan Stanley & Co. LLC

Total			$(87,701)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	20	June 2026	$58,463	EUR	$2,898,641	Morgan Stanley & Co. LLC

Total			$58,463

Credit default swaps buy protection as of March 31, 2026:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank plc	6/20/31	USD	403	$21,394	$ (986)	$20,408
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	1,275	53,580	(246)	53,334
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	320	12,874	511	13,385
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	1,073	46,524	(1,640)	44,884

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	2,098	$100,651	$(12,890)	$87,761
1.00%	Markit CDX EM Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	2,216	101,936	(9,239)	92,697
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	7,940	(126,947)	(12,751)	(139,698)
1.00%	Markit ITRAXX MAIN Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	EUR	2,047	(35,378)	2,126	(33,252)
1.00%	Markit ITRAXX MAIN Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	EUR	2,246	(39,322)	2,838	(36,484)
1.00%	Markit ITRAXX MAIN Index Series 45	Quarterly	Morgan Stanley & Co. LLC	6/20/31	EUR	2,247	(39,024)	2,523	(36,501)
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	6/20/31	USD	9,860	(47,183)	(22,008)	(69,191)

Total							$49,105	$(51,762)	$(2,657)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2026 (Unaudited)

Abbreviations used are defined below:

CLP - Chilean Peso

COP - Colombian Peso

DOP - Dominican peso

EMTN - Euro Medium Term Note

EUR - Euro

FOR - Foreign Ownership Receipt

GMTN - Global Medium Term Note

INR - Indian Rupee

KRW - South Korean Won

KZT - Kazakhstani Tenge

MTN - Medium Term Note

MXN - Mexican Peso

PEN - Peruvian Nuevo Sol

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

March 31, 2026 (Unaudited)

Principal Amount		Value

Corporate Bonds — 94.4%
Australia — 0.4%
$ 5,691,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	$5,898,605
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	17,457
143,548	Quintis Australia Pty Ltd., PIK, 12.00%, 10/1/28(a),(b),(c)	—

		5,916,062

Canada — 3.2%
15,803,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	15,590,422
3,740,000	Garda World Security Corp., 8.38%, 11/15/32(a)	3,752,695
7,473,000	New Gold, Inc., 6.88%, 4/1/32(a)	7,723,084
7,474,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	7,273,820
14,855,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 5/15/30(a)	12,966,946

		47,306,967

France — 1.5%
7,487,000	Forvia SE, 6.75%, 9/15/33(a)	7,304,688
5,655,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	5,689,507
8,002,000	Societe Generale SA, 8.50%, (a),(d),(e)	8,541,863

		21,536,058

Germany — 0.9%
14,325,000	ZF North America Capital, Inc., 7.50%, 3/24/31(a)	14,054,530

Italy — 0.6%
8,422,000	Fibercop SpA, Series 2033, 6.38%, 11/15/33(a)	8,300,122

Jamaica — 0.6%
8,228,000	Digicel International Finance Ltd. / Difl US LLC, 8.63%, 8/1/32(a)	8,327,682

Japan — 1.6%
7,232,000	Kioxia Holdings Corp., 6.25%, 7/24/30(a)	7,357,270
6,198,000	Kioxia Holdings Corp., 6.63%, 7/24/33(a)	6,352,814
4,897,000	Rakuten Group, Inc., 9.75%, 4/15/29(a)	5,222,321
4,702,000	Rakuten Group, Inc., 11.25%, 2/15/27(a)	4,866,332

		23,798,737

Mexico — 0.7%
4,180,000	Banco Mercantil del Norte SA, 8.38%, (a),(d),(e)	4,306,922
6,146,000	Banco Mercantil del Norte SA, 8.75%, (a),(d),(e)	6,438,965

		10,745,887

Netherlands — 1.1%
13,747,000	Sunrise FinCo I BV, 4.88%, 7/15/31(a)	13,036,817
3,588,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	3,072,977

		16,109,794

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

Spain — 0.8%
$11,292,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, (d),(e)	$11,549,457

United Kingdom — 3.7%
5,625,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	5,682,525
7,034,000	Barclays Plc, 8.00%, (d),(e)	7,253,480
6,508,000	Barclays Plc, 9.63%, (d),(e)	7,101,801
7,184,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	7,545,545
9,306,000	Virgin Media Finance Plc, 5.00%, 7/15/30(a)	7,632,060
11,407,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	9,813,329
3,404,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	3,263,771
6,282,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	5,743,634

		54,036,145

United States — 79.3%
11,529,000	1261229 BC Ltd., 10.00%, 4/15/32(a)	11,734,548
5,171,000	Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(a)	4,878,248
8,413,000	Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	8,415,410
4,809,000	Acushnet Co., 5.63%, 12/1/33(a)	4,797,342
6,352,000	Advance Auto Parts, Inc., 7.38%, 8/1/33(a)	6,419,022
9,800,000	Allied Universal Holdco LLC, 7.88%, 2/15/31(a)	10,107,721
8,173,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	8,093,229
5,768,000	Ally Financial, Inc., 6.65%, 1/17/40(d)	5,562,725
4,877,000	AMC Networks, Inc., 10.50%, 7/15/32(a)	4,813,949
7,088,000	American Airlines, Inc., 7.25%, 2/15/28(a)	7,133,813
10,579,000	American Axle & Manufacturing, Inc., 7.75%, 10/15/33(a)	10,300,360
6,069,119	American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(a)	5,953,593
8,233,000	American National Group, Inc., 7.00%, 12/1/55(d)	7,774,346
11,407,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 6/1/28(a)	11,706,858
8,825,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 6/1/30(a)	9,352,061
8,441,000	AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33(a)	8,705,897
11,373,167	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	11,398,252
8,375,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(a)	7,569,203
7,446,000	APLD ComputeCo 2 LLC, 6.75%, 3/15/31(a)	7,403,772
12,622,000	APLD ComputeCo LLC, 9.25%, 12/15/30(a)	13,005,701
5,185,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 8/1/33(a)	5,005,095
3,604,000	Asurion LLC/ Asurion Co.-Issuer, Inc., 8.00%, 12/31/32(a)	3,741,628
8,578,000	Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 2/1/34(a)	8,355,191
9,327,000	Atkore, Inc., 4.25%, 6/1/31(a)	8,753,175
6,104,000	Avantor Funding, Inc., 3.88%, 11/1/29(a)	5,726,939
8,302,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	8,292,817

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 8,138,000	Axalta Coating Systems LLC, 3.38%, 2/15/29(a)	$7,692,285
7,749,860	Beach Acquisition Bidco LLC, PIK, 10.00%, 7/15/33(a)	8,238,226
5,032,000	Black Pearl Compute LLC, 6.13%, 2/15/31(a)	5,124,125
2,235,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 7/15/29(a)	2,306,316
3,005,000	Brandywine Operating Partnership LP, REIT, 8.88%, 4/12/29	3,052,178
5,988,000	Bread Financial Holdings, Inc., 8.38%, 6/15/35(a),(d)	6,053,098
8,103,000	California Resources Corp., 7.00%, 1/15/34(a)	8,152,051
7,582,000	Carnival Corp., 5.13%, 5/1/29(a)	7,524,161
16,441,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	15,620,538
9,003,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	8,539,173
6,794,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	6,731,442
2,390,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	2,390,435
15,861,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36(a)	15,781,533
3,539,000	CHS/Community Health Systems, Inc., 9.75%, 1/15/34(a)	3,668,147
11,000,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	11,817,859
7,386,000	Citigroup, Inc., 6.63%, (d),(e)	7,385,319
5,415,000	Clearway Energy Operating LLC, 4.75%, 3/15/28(a)	5,350,148
5,460,000	Clearway Energy Operating LLC, 5.75%, 1/15/34(a)	5,378,266
8,389,000	Cleveland-Cliffs, Inc., 7.38%, 5/1/33(a)	8,209,736
8,100,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	7,881,936
6,870,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	6,528,952
4,148,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	4,001,877
11,242,716	CMG Media Corp., 8.88%, 6/18/29(a)	9,704,628
7,649,000	Columbus McKinnon Corp., 7.13%, 2/1/33(a)	7,633,258
9,595,000	Commercial Metals Co., 5.75%, 11/15/33(a)	9,513,328
10,996,000	Comstock Resources, Inc., 6.75%, 3/1/29(a)	10,847,651
854,000	CoreWeave, Inc., 9.00%, 2/1/31(a)	812,220
4,743,000	CoreWeave, Inc., 9.25%, 6/1/30(a)	4,612,958
7,830,000	CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(a)	7,463,527
2,000,000	CrossCountry Intermediate HoldCo LLC, 6.75%, 12/1/32(a)	1,883,601
4,829,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	3,956,809
4,674,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 4/15/31(a)	4,621,258
4,157,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 4/15/34(a)	4,039,428
3,306,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	3,219,311
3,669,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 6/30/33(a)	3,697,083
4,760,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 3/15/29(a)	4,926,629
7,255,000	Directv Financing LLC, 8.88%, 2/1/30(a)	7,232,760
1,594,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 2/15/31(a)	1,627,408

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 1,903,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	$1,897,266
3,150,000	Discovery Communications LLC, 3.95%, 3/20/28	3,086,074
6,065,000	Discovery Communications LLC, 5.00%, 9/20/37	4,385,569
3,881,000	Discovery Global Holdings, Inc., 4.28%, 3/15/32	3,436,009
10,442,000	Discovery Global Holdings, Inc., 5.05%, 3/15/42	6,966,254
12,193,000	Element Solutions, Inc., 3.88%, 9/1/28(a)	11,867,123
5,194,000	Energizer Holdings, Inc., 6.00%, 9/15/33(a)	4,868,503
5,164,000	EW Scripps Co. (The), 9.88%, 8/15/30(a)	5,019,744
5,676,000	Focus Financial Partners LLC, 6.75%, 9/15/31(a)	5,646,293
9,261,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	9,192,319
6,166,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	6,095,144
9,157,000	Freedom Mortgage Holdings LLC, 7.88%, 4/1/33(a)	8,589,414
6,291,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	6,379,051
9,197,000	Frontier Communications Holdings LLC, 5.00%, 5/1/28(a)	9,198,197
4,465,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	4,485,606
11,589,000	General Motors Financial Co., Inc., Series A, 5.75%, (d),(e)	11,309,894
4,901,000	Global Medical Response, Inc., 7.38%, 10/1/32(a)	5,088,998
6,386,000	Gray Media, Inc., 10.50%, 7/15/29(a)	6,796,768
6,002,000	Griffon Corp., 5.75%, 3/1/28	5,970,403
4,370,000	HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(d)	4,351,383
5,291,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(d)	5,465,646
2,651,000	Herc Holdings, Inc., 7.00%, 6/15/30(a)	2,720,471
6,657,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(a)	6,384,701
4,725,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(a)	4,675,936
5,761,000	Howard Midstream Energy Partners LLC, 6.63%, 1/15/34(a)	5,772,499
7,491,000	Huntington Bancshares, Inc., Series K, 6.25%, (d),(e)	7,359,917
9,903,000	Industrial F&B Investments III, Inc., 7.75%, 2/11/33(a)	10,003,699
5,166,000	Infinity Natural Resources LLC, 7.63%, 4/1/31(a)	5,193,943
11,166,000	Iron Mountain, Inc., REIT, 4.88%, 9/15/27(a)	11,147,129
7,970,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	7,437,209
4,803,000	K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(a)	4,762,629
5,492,000	K Hovnanian Enterprises, Inc., 8.38%, 10/1/33(a)	5,430,494
6,869,000	Kodiak Gas Services LLC, 5.88%, 4/1/31(a)	6,898,021
7,773,000	Kodiak Gas Services LLC, 6.50%, 10/1/33(a)	7,839,455
10,260,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	10,425,056
5,218,000	LBM Acquisition LLC, 9.50%, 6/15/31(a)	4,539,917
5,951,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	5,556,850
14,151,618	Level 3 Financing, Inc., 6.88%, 6/30/33(a)	14,410,124
4,349,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	4,606,584
9,419,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	10,141,630
8,122,000	Lightning Power LLC, 7.25%, 8/15/32(a)	8,461,256
7,158,000	Long Ridge Energy LLC, 8.75%, 2/15/32(a)	7,507,106
5,189,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	5,108,309
4,032,000	Macy’s Retail Holdings LLC, 7.38%, 8/1/33(a)	4,123,337
1,935,000	Marriott Ownership Resorts, Inc., 4.75%, 1/15/28	1,904,649
6,466,000	Marriott Ownership Resorts, Inc., 6.50%, 10/1/33(a)	6,148,155

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 7,709,000	McAfee Corp., 7.38%, 2/15/30(a)	$6,359,247
5,559,000	McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	5,499,143
3,670,000	McGraw-Hill Education, Inc., 7.38%, 9/1/31(a)	3,748,617
12,608,000	Medline Borrower LP, 3.88%, 4/1/29(a)	12,202,169
4,931,000	Men’s Wearhouse LLC (The), 9.00%, 2/1/31(a)	5,015,638
9,858,000	MGM Resorts International, 4.75%, 10/15/28	9,698,488
10,964,000	Michaels Cos., Inc. (The), 8.50%, 3/15/33(a)	10,676,637
5,929,000	Millrose Properties, Inc., REIT, 6.25%, 9/15/32(a)	5,829,259
5,315,000	NCL Corp. Ltd., 5.88%, 1/15/31(a)	5,162,978
3,641,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	3,654,461
2,288,000	Neptune Bidco US, Inc., 9.50%, 2/15/33(a)	2,228,591
5,787,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	5,663,038
8,781,000	Nexstar Media, Inc., 6.50%, 9/15/33(a)	8,848,927
5,486,000	Nexstar Media, Inc., 7.25%, 4/15/34(a)	5,497,955
16,793,000	Nissan Motor Acceptance Co. LLC, 1.85%, 9/16/26(a)	16,503,282
2,325,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28(a)	2,172,152
7,703,000	OneMain Finance Corp., 3.50%, 1/15/27	7,567,316
8,622,000	Osaic Holdings, Inc., 6.75%, 8/1/32(a)	8,611,792
5,433,000	Pagaya US Holdings Co. LLC, 8.88%, 8/1/30(a)	3,901,298
3,768,000	Paramount Global, 2.90%, 1/15/27	3,703,819
11,672,000	Paramount Global, 6.38%, 3/30/62(d)	8,541,250
5,910,000	Penn Entertainment, Inc., 6.75%, 4/1/31(a)	5,741,865
7,700,000	Planet Financial Group LLC, 10.50%, 12/15/29(a)	7,388,204
3,299,000	Post Holdings, Inc., 6.25%, 10/15/34(a)	3,230,051
9,858,000	PRA Group, Inc., 8.88%, 1/31/30(a)	9,963,192
4,930,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	5,097,505
5,212,000	Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	5,051,765
8,990,000	Reworld Holding Corp., 4.88%, 12/1/29(a)	8,440,734
4,402,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(a)	4,350,184
7,436,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	7,424,883
8,124,000	SBA Communications Corp., REIT, 3.88%, 2/15/27	8,042,402
6,435,000	Scripps Escrow II, Inc., 3.88%, 1/15/29(a)	5,949,718
7,356,000	Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	7,497,010
11,157,000	Sirius XM Radio LLC, 4.00%, 7/15/28(a)	10,781,873
5,779,000	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 1/15/32(a)	5,788,510
5,219,000	SM Energy Co., 6.63%, 4/15/34(a)	5,216,181
3,690,000	SM Energy Co., 6.75%, 8/1/29(a)	3,748,209
6,870,000	SM Energy Co., 7.00%, 8/1/32(a)	7,013,915
7,094,000	SM Energy Co., 9.63%, 6/15/33(a)	7,850,455
11,701,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	11,617,312
4,282,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/29(a)	3,722,719
10,299,000	Standard Industries, Inc., 4.75%, 1/15/28(a)	10,194,153
4,682,000	Sunoco LP, 4.50%, 10/1/29(a)	4,540,843
11,441,000	Sunoco LP, 7.88%, (a),(d),(e)	11,659,220
14,737,000	SV RNO Property Owner 1 LLC, 5.88%, 3/1/31(a)	14,603,927

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 4,778,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	$4,910,928
5,714,000	Tenet Healthcare Corp., 4.63%, 6/15/28	5,665,678
8,845,000	United Airlines Holdings, Inc., 4.88%, 3/1/29	8,678,659
7,887,000	United Airlines, Inc., 4.63%, 4/15/29(a)	7,731,641
9,206,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, REIT, 8.63%, 6/15/32(a)	9,528,523
6,415,000	Venture Global LNG, Inc., 9.00%, (a),(d),(e)	6,385,927
4,415,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(a)	4,602,985
6,960,000	VoltaGrid LLC, 7.38%, 11/1/30(a)	7,181,804
8,898,000	Voyager Parent LLC, 9.25%, 7/1/32(a)	9,264,833
11,038,000	WESCO Distribution, Inc., 7.25%, 6/15/28(a)	11,100,692
7,374,000	White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	7,157,528
5,639,000	William Carter Co. (The), 7.38%, 2/15/31(a)	5,757,062
4,916,000	Wyndham Hotels & Resorts, Inc., 5.63%, 3/1/33(a)	4,836,833
5,116,000	XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(a)	5,283,175
5,277,000	XPLR Infrastructure Operating Partners LP, 8.38%, 1/15/31(a)	5,566,763
3,957,000	XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33(a)	4,183,803

		1,170,713,008

Total Corporate Bonds		1,392,394,449

(Cost $1,406,989,895)

U.S. Treasury Obligations — 1.5%
United States — 1.5%
22,851,100	U.S. Treasury Notes, 3.50%, 2/28/31	22,408,360

Total U.S. Treasury Obligations		22,408,360

(Cost $22,659,654)

Shares
Preferred Stocks — 0.5%
United States — 0.5%
296,725	Citigroup, Inc., Series II(e),*	7,314,271

Total Preferred Stocks		7,314,271

(Cost $7,431,145)

Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR(f),*	2,865

United States — 0.00%
70,137	Quintis Ltd.(b),(c),*	0

Total Common Stocks		2,865

(Cost $2)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2026 (Unaudited)

Shares		Value

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49(b),(c),(f),*	$0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 2.4%
35,809,101	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (g)	35,809,101

Total Investment Company		35,809,101

(Cost $35,809,101)

Total Investments		$1,457,929,046
(Cost $1,472,889,797)(h) — 98.8%

Other assets in excess of liabilities — 1.2%		18,222,980

NET ASSETS — 100.0%		$1,476,152,026

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.

(f)	Security delisted or issuer in bankruptcy.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

March 31, 2026 (Unaudited)

Principal Amount		Value

Corporate Bonds — 51.8%
Bermuda — 0.3%
$ 278,000	Triton Container International Ltd. / TAL International Container Corp., 5.15%, 2/15/33	$272,170

Brazil — 0.3%
285,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	287,569

Canada — 2.2%
253,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	255,843
314,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(b)	311,734
300,000	Canadian Imperial Bank of Commerce, 6.50%, 7/28/86(b)	291,734
330,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(a)	338,883
330,000	CI Financial Corp., 7.50%, 5/30/29(a)	345,688
170,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34	168,894
205,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54	195,188

		1,907,964

Chile — 0.3%
210,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	220,599

Colombia — 0.5%
200,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	182,403
200,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/32(a)	202,356

		384,759

France — 0.9%
250,000	BPCE SA, 6.29%, 1/14/36(a),(b)	261,597
316,000	BPCE SA, 6.35%, 1/13/47(a),(b)	303,374
210,000	Societe Generale SA, 8.13%, (a),(b),(c)	215,999

		780,970

Germany — 0.6%
200,000(d)	Commerzbank AG, EMTN, 7.88%, (b),(c),(e)	250,857
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	234,348

		485,205

Italy — 0.3%
200,000(d)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(e)	242,037

Japan — 0.7%
616,000	Kioxia Holdings Corp., 6.63%, 7/24/33(a)	631,387

Luxembourg — 0.3%
250,000	Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(a)	264,297

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

Mexico — 0.4%
$ 197,160	CFE Fibra E, REIT, 5.88%, 9/23/40(a)	$191,232
200,000	FIBRA Prologis, REIT, 5.63%, 1/14/38(a)	190,759

		381,991

Spain — 0.2%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.03%, 3/14/28(f)	201,183

Switzerland — 1.0%
598,000	Julius Baer Group Ltd., 3.63%, (b),(c),(e)	545,701
293,000	UBS Group AG, 7.00%, (a),(b),(c)	285,189

		830,890

United Arab Emirates — 0.5%
420,000	DAE Funding LLC, 4.95%, 1/15/33(a)	398,345

United Kingdom — 1.2%
369,000	Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55(b)	388,312
430,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(a)	431,811
201,000	Standard Life Plc, 8.50%, (b),(c),(e)	209,576

		1,029,699

United States — 42.1%
240,000	Ally Financial, Inc., Series B, 4.70%, (b),(c)	237,658
350,000	Ally Financial, Inc., Series C, 4.70%, (b),(c)	323,440
307,000(d)	Alphabet, Inc., 4.38%, 11/6/64	334,265
490,000	American Airlines Group, Inc. Pass-Through Trust, Series 2025-1, B, 5.65%, 11/11/34	488,398
232,000	American National Group, Inc., 6.00%, 7/15/35	225,900
335,000	American National Group, Inc., 7.00%, 12/1/55(b)	316,337
262,000	APA Corp., 6.75%, 2/15/55	263,235
259,000	Athene Holding Ltd., 6.63%, 5/19/55	249,293
320,000	Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28(a)	315,269
500,000	Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(a)	484,377
334,000	Belrose Funding Trust II, 6.79%, 5/15/55(a)	333,290
239,000	BGC Group, Inc., 6.15%, 4/2/30	243,085
260,000	BGC Group, Inc., 6.60%, 6/10/29	267,991
274,000	BGC Group, Inc., 8.00%, 5/25/28	288,719
510,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	510,390
393,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	229,658
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	310,412
190,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	158,818
283,000	Citadel Finance LLC, 4.75%, 2/14/29(a)	277,257
500,000	Citadel Finance LLC, 5.15%, 2/14/31(a)	488,499

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

360,000(d)	Citigroup, Inc., 4.11%, 4/29/36(b)	$413,669
$ 369,000	Citigroup, Inc., 6.63%, (b),(c)	368,966
420,000	Citizens Financial Group, Inc., 5.30%, 1/29/36(b)	416,353
450,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(b)	462,701
523,000	Constellation Global Funding, 4.85%, 10/22/30(a)	512,337
80,000	Coty Inc/HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 1/15/31(a)	77,371
285,000	Discovery Communications LLC, 5.00%, 9/20/37	206,082
300,000	Energy Transfer LP, 6.30%, 1/15/56	295,916
337,000	Energy Transfer LP, 6.50%, 2/15/56(b)	332,532
262,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 6.94%, 11/1/66(f)	257,414
198,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 6.90%, 8/16/77(g)	197,208
295,000	Essent Group Ltd., 6.25%, 7/1/29	304,930
217,000	Expand Energy Corp., 5.88%, 2/1/29(a)	217,023
434,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	411,187
209,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	212,857
500,000	Fedex Freight Holding Co., Inc., 4.30%, 3/15/29(a)	493,960
246,000	Fidelity National Information Services, Inc., 4.45%, 3/10/28	245,283
223,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 6.99%, (c),(g)	221,348
510,000	First Citizens BancShares, Inc., 5.60%, 9/5/35(b)	498,620
380,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(b)	370,968
176,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	147,258
310,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 5.68%, 3/20/28(f)	312,483
230,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	234,231
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	202,824
434,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	452,195
400,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	418,341
252,000	GA Global Funding Trust, 5.50%, 4/1/32(a)	249,400
340,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(c)	331,812
453,000	Global Atlantic Fin Co., 7.25%, 3/1/56(a),(b)	427,273
390,000	Global Atlantic Fin Co., 7.95%, 6/15/33(a)	418,969
350,000	Global Payments, Inc., 5.55%, 11/15/35	336,548
221,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	217,148
781,000	Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37(b)	764,701
130,000	Grand River Funding Trust I, 6.31%, 2/15/36(a)	131,141
375,000	HA Sustainable Infrastructure Capital, Inc., 6.00%, 3/15/36	363,246
441,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	452,541
254,000	HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(b)	252,918
272,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(b)	280,978
223,000	Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	222,644
200,000	Hess Midstream Operations LP, 5.88%, 3/1/28(a)	201,567
614,000	Hess Midstream Operations LP, 6.50%, 6/1/29(a)	627,429
260,000	Huntington Bancshares, Inc., 5.61%, 1/28/41(b)	253,846
176,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(b)	179,114

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 434,000	Huntington Bancshares, Inc., Series K, 6.25%, (b),(c)	$426,406
250,000	Hyundai Capital America, 4.75%, 4/6/29(a)	249,825
256,000	Icon Investments Six DAC, 5.81%, 5/8/27	257,231
283,000	Intel Corp., 3.20%, 8/12/61	157,865
210,000	Intel Corp., 5.60%, 2/21/54	192,500
230,000	Intel Corp., 5.70%, 2/10/53	211,611
360,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	366,836
254,000	JH North America Holdings, Inc., 6.13%, 7/31/32(a)	253,651
380,000(d)	Liberty Mutual Group, Inc., 3.88%, 9/26/35(a)	421,185
116,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	120,039
337,000	LPL Holdings, Inc., 5.75%, 6/15/35	335,472
187,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(b)	185,420
440,000	Medline Borrower LP, 3.88%, 4/1/29(a)	425,837
400,000	Meta Platforms, Inc., 5.63%, 11/15/55	374,678
430,000	Morgan Stanley, 5.07%, 1/30/37(b)	421,156
509,000	National Health Investors, Inc., REIT, 5.35%, 2/1/33	499,666
190,000	Nissan Motor Acceptance Co. LLC, (SOFR Index + 2.050%), 5.70%, 9/13/27(a),(f)	188,511
419,000	Old National Bancorp, 5.77%, 2/15/36(b)	417,429
240,000	Oracle Corp., 4.55%, 2/4/29	236,917
460,000	Oracle Corp., 5.70%, 2/4/36	442,251
476,000	Oracle Corp., 6.10%, 9/26/65	394,536
439,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	456,930
199,000	Paramount Global, 6.25%, 2/28/57(b)	134,365
209,000	Paramount Global, 6.38%, 3/30/62(b)	152,940
170,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	166,582
297,000	PG&E Corp., 6.85%, 9/15/56(b)	292,515
387,000	PG&E Corp., 7.38%, 3/15/55(b)	389,177
225,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	204,257
480,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%, (c),(g)	478,116
154,000(d)	Realty Income Corp., REIT, 3.88%, 6/20/35	170,520
340,000	Reinsurance Group of America, Inc., 6.38%, 9/15/56(b)	329,026
285,000	Royal Caribbean Cruises Ltd., 5.25%, 2/27/38	270,980
280,000	Spire, Inc., 6.25%, 6/1/56(b)	276,322
247,000	Symetra Life Insurance Co., 6.55%, 10/1/55(a)	248,406
200,000	Synchrony Financial, 5.02%, 7/29/29(b)	199,742
670,000	Texas Capital Bancshares, Inc., 5.30%, 2/27/32(b)	660,921
517,000	TPG Operating Group II LP, 4.88%, 5/15/31	506,975
340,000	TXNM Energy, Inc., 7.00%, 7/31/56(a),(b)	338,429
433,000	Vertiv Group Corp., 4.13%, 11/15/28(a)	425,037
290,000	Vertiv Holdings Co., 5.80%, 3/15/56	278,501
170,000	Vertiv Holdings Co., 5.95%, 3/15/66	162,695
254,000	VSP Optical Group, Inc., 5.45%, 12/1/35(a)	248,865
464,000	Webster Financial Corp., 5.78%, 9/11/35(b)	470,863
388,000	Western Alliance Bank, 6.54%, 11/15/35(b)	379,996
240,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	245,793
192,000(d)	WP Carey, Inc., REIT, 3.70%, 11/19/34	209,801

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 393,000	WULF Compute LLC, 7.75%, 10/15/30(a)	$415,291
300,000	Zions Bancorp NA, 3.25%, 10/29/29	278,023
250,000	Zions Bancorp NA, 4.70%, 8/18/28(b)	248,866
250,000	Zions Bancorp NA, 6.82%, 11/19/35(b)	256,859

		35,817,438

Total Corporate Bonds		44,136,503

(Cost $44,621,122)

U.S. Government Agency Backed Mortgages — 22.1%
United States — 22.1%
675,000	Fannie Mae, (TBA), 4.00%, 4/1/56	636,663
1,925,000	Fannie Mae, (TBA), 3.00%, 4/1/56	1,692,393
1,175,000	Fannie Mae, (TBA), 3.50%, 4/1/56	1,076,738
3,325,000	Fannie Mae, (TBA), 2.50%, 4/1/56	2,796,544
4,550,000	Fannie Mae, (TBA), 2.00%, 4/1/56	3,661,940
835,924	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	791,413
184,749	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	184,262
474,930	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	473,734
168,701	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	172,605
304,097	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	320,087
76,755	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	78,526
1,200,000	Fannie Mae, (TBA), 6.00%, 4/1/56	1,222,716
425,266	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	442,668
983,726	Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	995,958
623,479	Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	650,420
802,402	Fannie Mae, Pool #CC1572, 5.50%, 11/1/55	812,189
778,664	Fannie Mae, Pool #CC1573, 6.00%, 11/1/55	801,407
751,390	Fannie Mae, Pool #CC1898, 5.00%, 2/1/56	750,676
756,615	Fannie Mae, Pool #CC1900, 5.50%, 1/1/56	772,588
370,461	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	359,039
112,268	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	117,584

		18,810,150

Total U.S. Government Agency Backed Mortgages		18,810,150

(Cost $19,006,822)

Asset Backed Securities — 8.0%
Cayman Islands — 1.8%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 6.68%, 4/20/31(a),(f)	498,750
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 6.78%, 4/22/31(a),(f)	486,950
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 6.67%, 7/15/31(a),(f)	498,900

		1,484,600

United States — 6.2%
326,000	Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 8/25/55(a)	311,440

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 433,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(a)	$421,085
428,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class B, 5.56%, 2/25/56(a)	426,760
863,000	MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/55(a)	861,058
199,320	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(a)	200,273
80,479	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	76,696
691,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/6/55(a)	681,657
430,000	QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 5/25/55(a)	419,038
473,000	Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.00%, 3/27/56(a)	457,475
320,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55(a)	308,878
310,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	305,454
530,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(a)	540,972
300,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(a)	303,259

		5,314,045

Total Asset Backed Securities		6,798,645

(Cost $6,859,401)

U.S. Treasury Obligations — 7.7%
United States — 7.7%
1,693,000	U.S. Treasury Notes, 3.38%, 11/30/27	1,680,633
1,684,000	U.S. Treasury Notes, 3.50%, 10/31/27	1,675,251
2,640,000	U.S. Treasury Notes, 4.00%, 11/15/35	2,575,237
647,000	U.S. Treasury Notes, 4.13%, 2/15/36	636,891

		6,568,012

Total U.S. Treasury Obligations		6,568,012

(Cost $6,597,453)

Collateralized Mortgage Obligations — 7.3%
United States — 7.3%
141,205	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	141,388
307,317	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	309,252
238,287	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	240,036
462,093	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	461,043
612,080	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(a),(h)	611,992
496,592	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	497,717
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 4.94%, 10/15/36(a),(f)	247,268

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$377,911	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 0.00%, 8/25/55(a),(h)	$379,022
110,194	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	105,000
279,297	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	280,000
299,162	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	300,719
283,253	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	283,253
218,832	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	220,187
213,210	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	213,501
591,920	Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1, 5.07%, 8/25/65(a),(h)	589,369
352,978	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	353,619
201,632	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	201,179
202,921	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	202,880
264,168	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	266,622
267,975	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	268,440

		6,172,487

Total Collateralized Mortgage Obligations		6,172,487

(Cost $6,191,953)

Bank Loans — 5.5%
United States — 5.5%
484,000	Allison Transmission, Inc., (Term SOFR 1M + 1.750%), 5.40%, 1/2/33(f)	485,210
493,750	AS Mileage Plan IP Ltd., (Term SOFR 3M + 1.750%), 5.42%, 10/15/31(f)	490,457
363,434	Atkore International, Inc., (Term SOFR 1M + 2.000%), 5.67%, 9/29/32(f)	363,434
581,638	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30(f)	582,231
430,100	Charter Communications Operating LLC, (Term SOFR 3M + 2.000%), 5.66%, 12/7/30(f)	429,493
431,628	Citadel Securities LP, (Term SOFR 3M + 2.000%), 5.70%, 10/31/31(f)	431,870
410,850	Hilcorp Energy I LP, (Term SOFR 1M + 1.750%), 5.43%, 2/11/30(f)	410,336
400,000	Hilton Worldwide Finance LLC, (Term SOFR 1M + 1.750%), 5.43%, 11/8/30(f)	400,500
568,800	Solstice Advanced Materials, Inc., (Term SOFR 3M + 1.750%), 5.42%, 10/29/32(f)	571,172
495,009	Terex Corp., (Term SOFR 1M + 1.750%), 5.42%, 10/8/31(f)	495,321

		4,660,024

Total Bank Loans		4,660,024

(Cost $4,647,774)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 2.9%
Ecuador — 0.3%
$ 283,000	Ecuador Government International Bond, 9.25%, 1/29/39(a)	$277,162

Japan — 2.1%
301,050,000(i)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	760,004
10,000,000(i)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	42,713
78,650,000(i)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	360,203
84,200,000(i)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	402,237
41,500,000(i)	Japan Government Thirty Year Bond, Series 87, 2.80%, 6/20/55	221,408

		1,786,565

Mexico — 0.5%
450,000	Mexico Government International Bond, 5.63%, 2/9/34	440,799

Total Foreign Government Bonds		2,504,526

(Cost $3,143,512)

Contracts
Call Option Purchased — 0.1%
167	US 10YR NOTE FUT, Strike Price USD 112.5, Expires 05/22/26, Notional Amount $1,878,750,000	73,062

Total Call Option Purchased		73,062

(Cost $73,154)

Shares
Investment Company — 8.1%
6,929,519	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	6,929,519

Total Investment Company		6,929,519

(Cost $6,929,519)

Total Investments		$96,652,928
(Cost $98,070,710)(k) — 113.5%

Liabilities in excess of other assets — (13.5)%		(11,494,670)

NET ASSETS — 100.0%		$85,158,258

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	Perpetual security with no stated maturity date.

(d)	Principal amount denoted in Euros.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Floating rate note. Rate shown is as of report date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2026.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Principal amount denoted in Japanese Yen.

(j)	Affiliated investment.

(k)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Foreign currency exchange contracts as of March 31, 2026:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,149,866	GBP	1,870,000	Citibank N.A.	4/22/26	$12,638
EUR	714,531	SEK	7,654,616	Citibank N.A.	4/22/26	17,241
JPY	66,370,227	USD	417,028	Citibank N.A.	4/22/26	2,086
NOK	13,064,513	EUR	1,109,788	Citibank N.A.	4/22/26	64,929
USD	1,258,698	EUR	1,078,473	Citibank N.A.	4/22/26	10,753
USD	1,567,827	EUR	1,342,703	Citibank N.A.	4/22/26	14,131
USD	4,074,759	GBP	3,041,282	Citibank N.A.	4/22/26	49,437
USD	1,433,379	GBP	1,050,000	Citibank N.A.	4/22/26	43,640
USD	2,221,609	JPY	348,454,206	Citibank N.A.	4/22/26	21,194

						$236,049

AUD	1,358,897	USD	959,791	Citibank N.A.	4/22/26	$(22,477)
EUR	710,000	NOK	8,175,121	Citibank N.A.	4/22/26	(22,636)
EUR	400,000	NOK	4,501,360	Citibank N.A.	4/22/26	(1,978)
EUR	736,866	USD	860,000	Citibank N.A.	4/22/26	(7,343)
EUR	300,000	USD	349,838	Citibank N.A.	4/22/26	(2,696)
GBP	314,394	EUR	360,000	Citibank N.A.	4/22/26	(450)
GBP	1,628,812	USD	2,216,907	Citibank N.A.	4/22/26	(61,074)
GBP	630,000	USD	859,482	Citibank N.A.	4/22/26	(25,639)
GBP	520,000	USD	695,733	Citibank N.A.	4/22/26	(7,481)
SEK	7,432,320	EUR	700,000	Citibank N.A.	4/22/26	(23,937)
USD	909,199	AUD	1,358,897	Citibank N.A.	4/22/26	(28,114)

						$(203,825)

Total						$32,224

Options written as of March 31, 2026:

Contracts	Call Options	Notional Amount	Value
167	US 10YR NOTE FUT, Strike Price USD 113.5, Expires 05/22/26	USD (1,895,450,000)	$(41,750)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Financial futures contracts as of March 31, 2026:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	15	June 2026	$(41,023)	EUR	$2,173,980	Morgan Stanley & Co. LLC
10 Year U.S. Treasury Note	24	June 2026	789	USD	2,665,125	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	3	June 2026	(1,294)	USD	622,336	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	46	June 2026	(69,151)	USD	5,238,250	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	40	June 2026	(8,504)	USD	4,662,500	Morgan Stanley & Co. LLC

Total			$(119,183)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	33	June 2026	$(21,215)	USD	$3,746,016	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	3	June 2026	8,792	EUR	382,332	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	2	June 2026	5,870	EUR	266,840	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	6	June 2026	(589)	USD	649,078	Morgan Stanley & Co. LLC
EURO-OAT FUTURE	27	June 2026	94,058	EUR	3,704,072	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	June 2026	4,088	EUR	366,693	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	4	June 2026	23,979	JPY	3,284,333	Morgan Stanley & Co. LLC

Total			$114,983

Interest rate swaps as of March 31, 2026:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
1.51%	JPY-BCAPLDN	Pay	Yearly	Morgan Stanley &Co. LLC	10/10/35	JPY300,000	$0	$90,457	$90,457

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
12.80%	BRL-BCAPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	1/2/31	BRL 10,080	$0	$(78,490)	$(78,490)
13.71%	BRL-BCSANT	Pay	Yearly	Morgan Stanley & Co. LLC	1/2/31	BRL 1,915	$0	$(323)	$(323)
13.72%	BRL-MLLDN	Pay	Yearly	Morgan Stanley & Co. LLC	1/2/31	BRL 1,359	$0	$(348)	$(348)

							$0	$(79,161)	$(79,161)

Total							$0	$11,296	$11,296

Credit default swaps buy protection as of March 31, 2026:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	11,706	$(191,104)	$(14,855)	$(205,958)
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	13,006	(209,240)	(19,590)	(228,831)
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	7,804	(127,310)	(9,996)	(137,306)
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	6,000	(96,036)	(9,529)	(105,565)
1.00%	Paramount Global	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	830	16,461	53,202	69,663

Total							$(607,229)	$(768)	$(607,997)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2026 (Unaudited)

Credit default swaps sell protection as of March 31, 2026:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App. (Dep.)	Value
1.00%	Oracle Corp.	Quarterly	Morgan Stanley & Co. LLC	12/20/30	1.81	USD	420	$(9,531)	$(3,852)	$(13,383)
1.00%	Lincoln National Corp.	Quarterly	Morgan Stanley & Co. LLC	6/20/31	1.70	USD	870	(30,815)	5,425	(25,390)

Total								$(40,346)	$1,573	$(38,773)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

BRL - Brazilian Real

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

ICS - Implied Credit Spread

JPY - Japanese Yen

MTN - Medium Term Note

NOK - Norwegian Krone

OAT - Obligations Assimilables du Trésor

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SOFR - Secured Overnight Financing Rate

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

March 31, 2026 (Unaudited)

Principal Amount		Value

Corporate Bonds — 56.1%
Bermuda — 0.3%
$ 277,000	Triton Container International Ltd. / TAL International Container Corp., 5.15%, 2/15/33	$271,191

Brazil — 0.4%
325,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	327,929

Canada — 2.8%
307,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	310,451
386,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(b)	383,214
300,000	Canadian Imperial Bank of Commerce, 6.50%, 7/28/86(b)	291,734
400,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(a)	410,767
460,000	CI Financial Corp., 7.50%, 5/30/29(a)	481,869
195,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34	193,731
260,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54	247,555

		2,319,321

Chile — 0.6%
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	504,226

Colombia — 0.5%
206,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	187,875
206,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/32(a)	208,426

		396,301

France — 1.0%
250,000	BPCE SA, 6.29%, 1/14/36(a),(b)	261,597
317,000	BPCE SA, 6.35%, 1/13/47(a),(b)	304,335
250,000	Societe Generale SA, 8.13%, (a),(b),(c)	257,141

		823,073

Germany — 0.6%
200,000(d)	Commerzbank AG, EMTN, 7.88%, (b),(c),(e)	250,857
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	234,348

		485,205

Italy — 0.3%
217,000(d)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(e)	262,610

Japan — 0.7%
608,000	Kioxia Holdings Corp., 6.63%, 7/24/33(a)	623,187

Luxembourg — 0.3%
250,000	Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(a)	264,297

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

Mexico — 0.5%
$ 197,160	CFE Fibra E, REIT, 5.88%, 9/23/40(a)	$191,232
200,000	FIBRA Prologis, REIT, 5.63%, 1/14/38(a)	190,759

		381,991

Spain — 0.2%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.03%, 3/14/28(f)	201,183

Switzerland — 1.0%
592,000	Julius Baer Group Ltd., 3.63%, (b),(c),(e)	540,226
287,000	UBS Group AG, 7.00%, (a),(b),(c)	279,349

		819,575

United Arab Emirates — 0.5%
420,000	DAE Funding LLC, 4.95%, 1/15/33(a)	398,345

United Kingdom — 0.9%
470,000	Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55(b)	494,598
249,000	Standard Life Plc, 8.50%, (b),(c),(e)	259,624

		754,222

United States — 45.5%
260,000	Ally Financial, Inc., Series B, 4.70%, (b),(c)	257,462
506,000	Ally Financial, Inc., Series C, 4.70%, (b),(c)	467,602
318,000(d)	Alphabet, Inc., 4.38%, 11/6/64	346,242
510,000	American Airlines Group, Inc. Pass-Through Trust, Series 2025-1, B, 5.65%, 11/11/34	508,332
514,000	American National Group, Inc., 6.00%, 7/15/35	500,485
395,000	American National Group, Inc., 7.00%, 12/1/55(b)	372,995
313,000	APA Corp., 6.75%, 2/15/55	314,475
253,000	Athene Holding Ltd., 6.63%, 5/19/55	243,518
330,000	Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28(a)	325,121
500,000	Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(a)	484,377
416,000	Belrose Funding Trust II, 6.79%, 5/15/55(a)	415,115
240,000	BGC Group, Inc., 6.15%, 4/2/30	244,102
370,000	BGC Group, Inc., 6.60%, 6/10/29	381,372
199,000	BGC Group, Inc., 8.00%, 5/25/28	209,690
600,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	600,459
230,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	134,405
453,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	406,407
240,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	200,613
278,000	Citadel Finance LLC, 4.75%, 2/14/29(a)	272,358
500,000	Citadel Finance LLC, 5.15%, 2/14/31(a)	488,499
460,000(d)	Citigroup, Inc., 4.11%, 4/29/36(b)	528,577

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$369,000	Citigroup, Inc., 6.63%, (b),(c)	$368,966
420,000	Citizens Financial Group, Inc., 5.30%, 1/29/36(b)	416,353
570,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(b)	586,088
504,000	Constellation Global Funding, 4.85%, 10/22/30(a)	493,725
88,000	Coty Inc/HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 1/15/31(a)	85,108
290,000	Discovery Communications LLC, 5.00%, 9/20/37	209,697
300,000	Energy Transfer LP, 6.30%, 1/15/56	295,916
410,000	Energy Transfer LP, 6.50%, 2/15/56(b)	404,564
332,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 6.94%, 11/1/66(f)	326,189
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 6.90%, 8/16/77(g)	278,880
222,000	Essent Group Ltd., 6.25%, 7/1/29	229,473
263,000	Expand Energy Corp., 5.88%, 2/1/29(a)	263,027
405,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	383,711
346,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	352,385
480,000	Fedex Freight Holding Co., Inc., 4.30%, 3/15/29(a)	474,202
241,000	Fidelity National Information Services, Inc., 4.45%, 3/10/28	240,297
227,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 6.99%, (c),(g)	225,318
596,000	First Citizens BancShares, Inc., 5.60%, 9/5/35(b)	582,701
460,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(b)	449,067
219,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	183,236
380,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 5.68%, 3/20/28(f)	383,043
300,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	305,519
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	202,824
530,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	552,220
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	209,171
246,000	GA Global Funding Trust, 5.50%, 4/1/32(a)	243,462
410,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(c)	400,126
443,000	Global Atlantic Fin Co., 7.25%, 3/1/56(a),(b)	417,841
381,000	Global Atlantic Fin Co., 7.95%, 6/15/33(a)	409,301
370,000	Global Payments, Inc., 5.55%, 11/15/35	355,780
284,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	279,049
755,000	Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37(b)	739,244
130,000	Grand River Funding Trust I, 6.31%, 2/15/36(a)	131,141
559,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	573,629
249,000	HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(b)	247,939
282,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(b)	291,308
249,000	Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	248,603
281,000	Hess Midstream Operations LP, 5.88%, 3/1/28(a)	283,202
649,000	Hess Midstream Operations LP, 6.50%, 6/1/29(a)	663,194
260,000	Huntington Bancshares, Inc., 5.61%, 1/28/41(b)	253,846
275,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(b)	279,866
431,000	Huntington Bancshares, Inc., Series K, 6.25%, (b),(c)	423,458
250,000	Hyundai Capital America, 4.75%, 4/6/29(a)	249,825

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 283,000	Intel Corp., 3.20%, 8/12/61	$157,866
207,000	Intel Corp., 5.60%, 2/21/54	189,750
250,000	Intel Corp., 5.70%, 2/10/53	230,012
389,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	396,386
252,000	JH North America Holdings, Inc., 6.13%, 7/31/32(a)	251,653
420,000(d)	Liberty Mutual Group, Inc., 3.88%, 9/26/35(a)	465,520
146,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	151,084
433,000	LPL Holdings, Inc., 5.75%, 6/15/35	431,037
236,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(b)	234,006
430,000	Medline Borrower LP, 3.88%, 4/1/29(a)	416,159
410,000	Meta Platforms, Inc., 5.63%, 11/15/55	384,045
420,000	Morgan Stanley, 5.07%, 1/30/37(b)	411,362
565,000	National Health Investors, Inc., REIT, 5.35%, 2/1/33	554,639
240,000	Nissan Motor Acceptance Co. LLC, (SOFR Index + 2.050%), 5.70%, 9/13/27(a),(f)	238,119
419,000	Old National Bancorp, 5.77%, 2/15/36(b)	417,429
240,000	Oracle Corp., 4.55%, 2/4/29	236,917
460,000	Oracle Corp., 5.70%, 2/4/36	442,251
474,000	Oracle Corp., 6.10%, 9/26/65	392,878
518,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	539,157
242,000	Paramount Global, 6.25%, 2/28/57(b)	163,399
336,000	Paramount Global, 6.38%, 3/30/62(b)	245,876
230,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	225,375
291,000	PG&E Corp., 6.85%, 9/15/56(b)	286,605
460,000	PG&E Corp., 7.38%, 3/15/55(b)	462,588
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%, (c),(g)	711,197
197,000(d)	Realty Income Corp., REIT, 3.88%, 6/20/35	218,133
330,000	Reinsurance Group of America, Inc., 6.38%, 9/15/56(b)	319,348
279,000	Royal Caribbean Cruises Ltd., 5.25%, 2/27/38	265,276
290,000	Spire, Inc., 6.25%, 6/1/56(b)	286,191
274,000	Symetra Life Insurance Co., 6.55%, 10/1/55(a)	275,559
240,000	Synchrony Financial, 5.02%, 7/29/29(b)	239,691
660,000	Texas Capital Bancshares, Inc., 5.30%, 2/27/32(b)	651,056
506,000	TPG Operating Group II LP, 4.88%, 5/15/31	496,188
340,000	TXNM Energy, Inc., 7.00%, 7/31/56(a),(b)	338,429
424,000	Vertiv Group Corp., 4.13%, 11/15/28(a)	416,202
280,000	Vertiv Holdings Co., 5.80%, 3/15/56	268,898
170,000	Vertiv Holdings Co., 5.95%, 3/15/66	162,695
249,000	VSP Optical Group, Inc., 5.45%, 12/1/35(a)	243,966
536,000	Webster Financial Corp., 5.78%, 9/11/35(b)	543,928
396,000	Western Alliance Bank, 6.54%, 11/15/35(b)	387,831
225,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	230,431
213,000(d)	WP Carey, Inc., REIT, 3.70%, 11/19/34	232,748
428,000	WULF Compute LLC, 7.75%, 10/15/30(a)	452,277
290,000	Zions Bancorp NA, 3.25%, 10/29/29	268,756

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$250,000	Zions Bancorp NA, 4.70%, 8/18/28(b)	$248,866
250,000	Zions Bancorp NA, 6.82%, 11/19/35(b)	256,859

		38,133,338

Total Corporate Bonds		46,965,994

(Cost $47,414,454)

Asset Backed Securities — 10.1%
Cayman Islands — 1.8%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 6.68%, 4/20/31(a),(f)	498,750
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 6.78%, 4/22/31(a),(f)	486,950
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 6.67%, 7/15/31(a),(f)	498,900

		1,484,600

United States — 8.3%
317,000	Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 8/25/55(a)	302,842
560,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	539,276
427,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(a)	415,250
175,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	176,335
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	227,559
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	302,915
423,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class B, 5.56%, 2/25/56(a)	421,775
864,000	MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/55(a)	862,056
245,827	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(a)	247,003
80,479	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	76,696
692,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/6/55(a)	682,643
420,000	QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 5/25/55(a)	409,293
462,000	Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.00%, 3/27/56(a)	446,836
320,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55(a)	308,878
330,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	325,161

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$800,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(a)	$816,562
400,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(a)	404,345

		6,965,425

Total Asset Backed Securities		8,450,025

(Cost $8,486,992)

Collateralized Mortgage Obligations — 9.6%
United States — 9.6%
135,403	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	135,578
274,670	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 5.36%, 7/25/44(a),(f)	274,498
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 5.46%, 1/25/44(a),(f)	125,571
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 5.46%, 2/25/44(a),(f)	275,083
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 6.16%, 10/25/43(a),(f)	213,116
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 6.76%, 3/25/42(a),(f)	89,582
307,317	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	309,252
242,619	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	244,400
85,373	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.11%, 10/25/44(a),(f)	85,356
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 5.36%, 5/25/44(a),(f)	99,830
139,565	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 5.66%, 5/25/43(a),(f)	140,237
57,742	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 5.76%, 3/25/43(a),(f)	58,312
462,093	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	461,043
765,100	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(a),(h)	764,990
626,846	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	628,266
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 4.94%, 10/15/36(a),(f)	247,268
511,291	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 0.00%, 8/25/55(a),(h)	512,794
110,194	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	105,000
353,228	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	354,117
336,558	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	338,309
283,253	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	283,253
221,468	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	222,840
213,210	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	213,501
582,814	Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1, 5.07%, 8/25/65(a),(h)	580,302

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 352,978	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	$353,619
204,871	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	204,411
202,921	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	202,880
264,168	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	266,622
267,975	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	268,441

		8,058,471

Total Collateralized Mortgage Obligations		8,058,471

(Cost $8,070,622)

Bank Loans — 6.6%
United States — 6.6%
516,000	Allison Transmission, Inc., (Term SOFR 1M + 1.750%), 5.40%, 1/2/33(f)	517,290
493,750	AS Mileage Plan IP Ltd., (Term SOFR 3M + 1.750%), 5.42%, 10/15/31(f)	490,457
409,331	Atkore International, Inc., (Term SOFR 1M + 2.000%), 5.67%, 9/29/32(f)	409,332
674,956	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.43%, 6/24/30(f)	675,645
547,400	Charter Communications Operating LLC, (Term SOFR 3M + 2.000%), 5.66%, 12/7/30(f)	546,628
559,209	Citadel Securities LP, (Term SOFR 3M + 2.000%), 5.70%, 10/31/31(f)	559,522
579,150	Hilcorp Energy I LP, (Term SOFR 1M + 1.750%), 5.43%, 2/11/30(f)	578,426
600,000	Hilton Worldwide Finance LLC, (Term SOFR 1M + 1.750%), 5.43%, 11/8/30(f)	600,750
631,200	Solstice Advanced Materials, Inc., (Term SOFR 3M + 1.750%), 5.42%, 10/29/32(f)	633,832
495,009	Terex Corp., (Term SOFR 1M + 1.750%), 5.42%, 10/8/31(f)	495,321

		5,507,203

Total Bank Loans		5,507,203

(Cost $5,492,189)

U.S. Treasury Obligations — 3.9%
United States — 3.9%
1,670,000	U.S. Treasury Notes, 3.38%, 11/30/27	1,657,801
1,661,000	U.S. Treasury Notes, 3.50%, 10/31/27	1,652,371

		3,310,172

Total U.S. Treasury Obligations		3,310,172

(Cost $3,310,313)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 3.5%
Ecuador — 0.3%
$282,000	Ecuador Government International Bond, 9.25%, 1/29/39(a)	$276,183

Japan — 2.7%
403,300,000(i)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1,018,135
12,250,000(i)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	52,323
97,100,000(i)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	444,701
106,800,000(i)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	510,200
40,850,000(i)	Japan Government Thirty Year Bond, Series 87, 2.80%, 6/20/55	217,940

		2,243,299

Mexico — 0.5%
450,000	Mexico Government International Bond, 5.63%, 2/9/34	440,799

Total Foreign Government Bonds		2,960,281

(Cost $3,771,899)

Contracts
Call Option Purchased — 0.1%
165	US 10YR NOTE FUT, Strike Price USD 112.5, Expires 05/22/26, Notional Amount $1,856,250,000	72,187

Total Call Option Purchased		72,187

(Cost $72,278)

Shares
Investment Company — 9.2%
7,713,046	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	7,713,046

Total Investment Company		7,713,046

(Cost $7,713,046)

Total Investments		$83,037,379
(Cost $84,331,793)(k) — 99.1%

Other assets in excess of liabilities — 0.9%		722,570

NET ASSETS — 100.0%		$83,759,949

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	Perpetual security with no stated maturity date.

(d)	Principal amount denoted in Euros.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Floating rate note. Rate shown is as of report date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2026.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Principal amount denoted in Japanese Yen.

(j)	Affiliated investment.

(k)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Foreign currency exchange contracts as of March 31, 2026:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,138,370	GBP	1,860,000	Citibank N.A.	4/22/26	$12,571
EUR	714,531	SEK	7,654,617	Citibank N.A.	4/22/26	17,241
JPY	66,370,227	USD	417,028	Citibank N.A.	4/22/26	2,086
NOK	16,152,488	EUR	1,372,101	Citibank N.A.	4/22/26	80,276
USD	1,422,705	EUR	1,218,997	Citibank N.A.	4/22/26	12,153
USD	1,772,113	EUR	1,517,656	Citibank N.A.	4/22/26	15,972
USD	4,051,584	GBP	3,023,983	Citibank N.A.	4/22/26	49,158
USD	1,436,280	GBP	1,050,000	Citibank N.A.	4/22/26	46,541
USD	2,997,342	JPY	470,126,108	Citibank N.A.	4/22/26	28,595

						$264,593

AUD	724,603	USD	514,939	Citibank N.A.	4/22/26	$(15,137)
AUD	809,437	USD	571,459	Citibank N.A.	4/22/26	(13,142)
EUR	710,000	NOK	8,175,121	Citibank N.A.	4/22/26	(22,636)
EUR	670,000	NOK	7,539,778	Citibank N.A.	4/22/26	(3,313)
EUR	728,298	USD	850,000	Citibank N.A.	4/22/26	(7,257)
EUR	500,000	USD	582,325	Citibank N.A.	4/22/26	(3,754)
GBP	305,661	EUR	350,000	Citibank N.A.	4/22/26	(438)
GBP	621,501	USD	850,000	Citibank N.A.	4/22/26	(27,406)
GBP	620,000	USD	845,840	Citibank N.A.	4/22/26	(25,232)
GBP	1,500,000	USD	2,004,843	Citibank N.A.	4/22/26	(19,501)
SEK	7,432,320	EUR	700,000	Citibank N.A.	4/22/26	(23,937)
USD	1,026,382	AUD	1,534,040	Citibank N.A.	4/22/26	(31,738)

						$(193,491)

Total						$71,102

Options written as of March 31, 2026:

Contracts	Call Options	Notional Amount	Value
165	US 10YR NOTE FUT, Strike Price USD 113.5, Expires 05/22/26	USD (1,872,750,000)	$(41,250)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Financial futures contracts as of March 31, 2026:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	13	June 2026	$(35,597)	EUR	$1,884,116	Morgan Stanley & Co. LLC
10 Year U.S. Treasury Note	42	June 2026	9,480	USD	4,663,969	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	21	June 2026	(16,118)	USD	4,356,352	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	8	June 2026	528	USD	932,500	Morgan Stanley & Co. LLC

Total			$(41,707)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	128	June 2026	$46,142	USD	$14,530,001	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	2	June 2026	5,685	EUR	254,888	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	47	June 2026	72,988	USD	5,352,125	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	2	June 2026	5,870	EUR	266,840	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	181	June 2026	82,236	USD	19,580,524	Morgan Stanley & Co. LLC
EURO-OAT FUTURE	28	June 2026	99,962	EUR	3,841,259	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	June 2026	4,088	EUR	366,693	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	6	June 2026	38,090	JPY	4,926,499	Morgan Stanley & Co. LLC

Total			$355,061

Interest rate swaps as of March 31, 2026:

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
1.51%	JPY-BCAPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	10/10/35	JPY	326,000	$0	$98,296	$98,296
12.80%	BRL-BCAPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	1/2/31	BRL	10,080	$0	$(78,490)	$(78,490)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)		Premium Paid/ (Received)	Unreal App (Dep)	Value
13.71%	BRL-BCSANT	Pay	Yearly	Morgan Stanley &Co. LLC	1/2/31	BRL	1,915	$0	$(323)	$(323)
13.72%	BRL-MLLDN	Pay	Yearly	Morgan Stanley &Co. LLC	1/2/31	BRL	1,359	$0	$(348)	$(348)

								$0	$(79,161)	$(79,161)

Total								$0	$19,135	$19,135

Credit default swaps buy protection as of March 31, 2026:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	23,020	$(375,808)	$(29,212)	$(405,020)
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	25,578	(411,498)	(38,528)	(450,026)
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	15,347	(250,362)	(19,657)	(270,019)
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	12,000	(192,073)	(19,058)	(211,131)
1.00%	Paramount Global	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	830	16,461	53,202	69,663

Total							$(1,213,280)	$(53,253)	$(1,266,533)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2026 (Unaudited)

Credit default swaps sell protection as of March 31, 2026:

Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App. (Dep.)	Value

1.00%	Oracle Corp.	Quarterly	Morgan Stanley & Co. LLC	12/20/30	1.81	USD 420	$(9,531)	$(3,852)	$(13,383)
1.00%	Lincoln National Corp.	Quarterly	Morgan Stanley & Co. LLC	6/20/31	1.70	USD 850	(30,106)	5,300	(24,806)

Total							$(39,637)	$1,448	$(38,189)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

BRL - Brazilian Real

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

ICS - Implied Credit Spread

JPY - Japanese Yen

MTN - Medium Term Note

NOK - Norwegian Krone

OAT - Obligations Assimilables du Trésor

REIT - Real Estate Investment Trust

SEK - Swedish Krona

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Credit Opportunities Fund

March 31, 2026 (Unaudited)

Principal Amount		Value

Corporate Bonds — 36.4%
Canada — 1.1%
$161,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	$162,810
186,000	Garda World Security Corp., 8.38%, 11/15/32(a)	186,631
182,000	South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 3/1/55(b)	186,587

		536,028

France — 0.3%
172,000	Altice France SA, 6.88%, 7/15/32(a)	163,011

Germany — 0.8%
252,000	Cerdia Finanz GmbH, 9.38%, 10/3/31(a)	250,741
150,000	ZF North America Capital, Inc., 7.50%, 3/24/31(a)	147,168

		397,909

Japan — 0.4%
200,000	Rakuten Group, Inc., 9.75%, 4/15/29(c)	213,287

Luxembourg — 0.5%
250,000	Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(c)	264,297

United Kingdom — 1.2%
200,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	202,045
200,000	Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29(a)	210,065
200,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	191,761

		603,871

United States — 32.1%
200,000	1261229 BC Ltd., 10.00%, 4/15/32(a)	203,566
162,000	Advance Auto Parts, Inc., 7.38%, 8/1/33(a)	163,709
166,000	Ally Financial, Inc., Series B, 4.70%, (b),(d)	164,380
164,000	AMC Networks, Inc., 10.50%, 7/15/32(a)	161,881
254,000	American Axle & Manufacturing, Inc., 7.75%, 10/15/33(a)	247,310
198,000	American National Group, Inc., 7.00%, 12/1/55(b)	186,970
177,000	AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 6/1/30(a)	187,571
160,000	AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33(a)	165,021
175,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/1/29(a)	158,163
252,000	APLD ComputeCo 2 LLC, 6.75%, 3/15/31(a)	250,571
241,000	APLD ComputeCo LLC, 9.25%, 12/15/30(a)	248,326
240,000	Asurion LLC/ Asurion Co.-Issuer, Inc., 8.00%, 12/31/32(a)	249,165
193,000	Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 2/1/34(a)	187,987
233,000	Beach Acquisition Bidco LLC, PIK, 10.00%, 7/15/33(a)	247,683
162,000	Black Pearl Compute LLC, 6.13%, 2/15/31(a)	164,966
184,000	Bread Financial Holdings, Inc., 8.38%, 6/15/35(a),(b)	186,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Credit Opportunities Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$187,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 9/1/29(a)	$187,745
336,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 2/1/36(a)	334,317
189,000	Chemours Co. (The), 7.88%, 3/15/34(a)	188,936
240,000	CHS/Community Health Systems, Inc., 9.75%, 1/15/34(a)	248,758
175,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	188,011
164,000	Citigroup, Inc., 6.63%, (b),(d)	163,985
168,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	159,660
175,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	168,835
188,000	CMG Media Corp., 8.88%, 6/18/29(a)	162,280
254,000	Comstock Resources, Inc., 6.75%, 3/1/29(a)	251,115
171,000	CoreWeave, Inc., 9.00%, 2/1/31(a)	162,634
168,000	CoreWeave, Inc., 9.25%, 6/1/30(a)	163,394
194,000	CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(a)	184,920
195,000	CrossCountry Intermediate HoldCo LLC, 6.75%, 12/1/32(a)	183,651
247,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.38%, 6/30/33(a)	248,891
127,000	Dentsply Sirona, Inc., 8.38%, 9/12/55(b)	123,745
166,000	Directv Financing LLC, 8.88%, 2/1/30(a)	165,491
163,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 2/15/31(a)	166,416
279,000	Discovery Global Holdings, Inc., 5.05%, 3/15/42	186,132
165,000	Emera US Finance LLC, Series B, 6.85%, 10/1/56(b)	165,219
191,000	EW Scripps Co. (The), 9.88%, 8/15/30(a)	185,664
132,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	125,061
247,000	Flash Compute LLC, 7.25%, 12/31/30(a)	249,142
253,000	Freedom Mortgage Holdings LLC, 8.38%, 4/1/32(a)	249,079
162,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	164,267
167,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(d)	162,978
265,000	Global Atlantic Fin Co., 7.25%, 3/1/56(a),(b)	249,950
153,000	Global Atlantic Fin Co., 7.95%, 6/15/33(a)	164,365
234,000	Gray Media, Inc., 10.50%, 7/15/29(a)	249,052
252,000	HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(b)	250,927
185,000	Industrial F&B Investments III, Inc., 7.75%, 2/11/33(a)	186,881
187,000	Infinity Natural Resources LLC, 7.63%, 4/1/31(a)	188,012
201,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	187,563
165,000	K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(a)	163,613
186,000	Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29(a)	188,992
236,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	249,978
122,000	LifePoint Health, Inc., 10.00%, 6/1/32(a)	124,709
237,000	Long Ridge Energy LLC, 8.75%, 2/15/32(a)	248,559
160,000	Men’s Wearhouse LLC (The), 9.00%, 2/1/31(a)	162,746
194,000	Michaels Cos., Inc. (The), 8.50%, 3/15/33(a)	188,915
129,000	Neptune Bidco US, Inc., 9.50%, 2/15/33(a)	125,650
169,000	Osaic Holdings, Inc., 8.00%, 8/1/33(a)	166,870
172,000	PacifiCorp, 7.13%, 8/15/56(b)	162,744
200,000	Pagaya US Holdings Co. LLC, 8.88%, 8/1/30(a)	143,615

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Credit Opportunities Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$ 238,000	Paramount Global, 6.38%, 3/30/62(b)	$174,162
253,000	PG&E Corp., 6.85%, 9/15/56(b)	249,179
165,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%, (d),(e)	164,352
260,000	Planet Financial Group LLC, 10.50%, 12/15/29(a)	249,472
246,000	PRA Group, Inc., 8.88%, 1/31/30(a)	248,625
251,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	250,625
146,000	Sinclair Television Group, Inc., 5.50%, 3/1/30(a)	126,279
189,000	SM Energy Co., 6.63%, 4/15/34(a)	188,898
185,000	SM Energy Co., 7.00%, 8/1/32(a)	188,875
257,000	Snap, Inc., 6.88%, 3/1/33(a)	243,260
245,000	Sunoco LP, 7.88%, (a),(b),(d)	249,673
253,000	SV RNO Property Owner 1 LLC, 5.88%, 3/1/31(a)	250,716
162,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 3/15/34(a)	162,665
237,000	Transocean International Ltd., 8.50%, 5/15/31(a)	248,980
165,000	TXNM Energy, Inc., 7.00%, 7/31/56(a),(b)	164,238
192,000	Venture Global LNG, Inc., 9.00%, (a),(b),(d)	191,130
242,000	VoltaGrid LLC, 7.38%, 11/1/30(a)	249,712
239,000	Voyager Parent LLC, 9.25%, 7/1/32(a)	248,853
184,000	William Carter Co. (The), 7.38%, 2/15/31(a)	187,852
178,000	WULF Compute LLC, 7.75%, 10/15/30(a)	188,096
159,000	XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(a)	164,196
156,000	XPLR Infrastructure Operating Partners LP, 8.63%, 3/15/33(a)	164,941

		16,071,515

Total Corporate Bonds		18,249,918

(Cost $18,130,294)

Collateralized Mortgage Obligations — 8.3%
United States — 8.3%
1,000,000	Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, (Term SOFR 3M + 3.100%), 6.77%, 7/18/37(a),(f)	981,500
1,500,000	Mountain View CLO XVI Ltd., Series 2022-1A, Class D1RR, (Term SOFR 3M + 3.690%), 7.36%, 3/15/38(a),(f)	1,473,300
500,000	Santander Mortgage Asset Receivable Trust, Series 2025-WAG, Class C, 6.58%, 11/1/42(a)	502,188
455,000	Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class M1, 6.83%, 2/1/65(a)	461,807
750,000	WCORE Commercial Mortgage Trust, Series 2024-CORE, Class D, (Term SOFR 1M + 2.940%), 6.61%, 11/15/41(a),(f)	749,355

		4,168,150

Total Collateralized Mortgage Obligations		4,168,150

(Cost $4,193,657)

Asset Backed Securities — 1.5%
United States — 1.5%
250,000	Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 8/25/55(a)	238,834

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Credit Opportunities Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value

$250,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55(a)	$241,311
250,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	246,334

		726,479

Total Asset Backed Securities		726,479

(Cost $728,584)

Shares
Investment Company — 63.0%
31,551,251	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (g)	31,551,251

Total Investment Company		31,551,251

(Cost $31,551,251)

Total Investments		$54,695,798
(Cost $54,603,786)(h) — 109.2%

Liabilities in excess of other assets — (9.2)%		(4,597,490)

NET ASSETS — 100.0%		$50,098,308

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Perpetual security with no stated maturity date.

(e)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2026.

(f)	Floating rate note. Rate shown is as of report date.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

SOFR – Secured Overnight Financing Rate

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus
	Debt Fund	Bond Fund	Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $121,150,717, $1,437,080,696 and $91,141,191, respectively)	$124,500,778	$1,422,119,945	$89,723,409
Affiliated investments (cost $7,980,432, $35,809,101 and $6,929,519, respectively)	7,980,432	35,809,101	6,929,519
Cash	69,811	—	981,142
Cash at broker for financial futures contracts	409,666	—	529,131
Segregated cash for swap contracts	583,031	4,020,427	1,617,000
Cash at broker for forward foreign currency exchange contracts	670,000	—	320,000
Foreign currency, at value (cost $464,880, $57,774 and $803,179, respectively)	464,733	60,536	799,598
Interest and dividend receivable	2,046,025	22,710,478	874,247
Receivable from advisor	19,937	210,304	26,204
Receivable for capital shares issued	8,704	1,930,871	—
Receivable for investments sold	260,868	3,210,798	2,561,614
Receivable for investments sold on a delayed delivery basis	—	—	7,507,373
Credit default swaps at value (premiums paid $336,959, $0 and $16,461, respectively)	312,469	—	69,663
Unrealized appreciation on futures contracts	58,463	—	137,576
Unrealized appreciation on interest rate swaps contracts	—	—	90,457
Unrealized appreciation on forward foreign currency exchange contracts	404,106	—	236,049
Prepaid expenses and other assets	85,447	176,168	92,056

Total Assets	137,874,470	1,490,248,628	112,495,038

Liabilities:
Cash overdraft	—	2,594,561	—
Payable for capital shares redeemed	11,569	409,321	—
Payable for investments purchased	165,489	4,775,965	5,326,344
Payable for investments purchased on a delayed delivery basis	—	5,486,000	20,691,754
Credit default swaps at value (premiums received $287,854, $0 and $664,036, respectively)	315,126	—	716,433
Unrealized depreciation on interest rate swaps contracts	—	—	79,161
Written Options at value (premiums received $(13,156), $0 and $(39,053), respectively)	15	—	41,750
Unrealized depreciation on forward foreign currency exchange contracts	289,671	—	203,825
Unrealized depreciation on futures contracts	87,701	—	141,776
Accrued expenses and other payables:

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026 (Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus
	Debt Fund	Bond Fund	Bond Fund
Investment advisory fees	$74,483	$677,534	$24,596
Accounting fees	24,446	50,579	25,081
Audit fees	28,806	21,877	28,887
Professional fees	7,605	7,605	7,605
Trustees’ fees	533	—	28
Distribution fees	—	1,273	32,685
Shareholder reports	14,928	9,962	10,959
Transfer agent fees	7,206	61,925	57
Other	8,456	—	5,839

Total Liabilities	1,036,034	14,096,602	27,336,780

Net Assets	$136,838,436	$1,476,152,026	$85,158,258

Net Assets Consists of:
Capital	$136,903,495	$1,503,208,464	$90,417,123
Accumulated earnings	(65,059)	(27,056,438)	(5,258,865)

Net Assets	$136,838,436	$1,476,152,026	$85,158,258

Net Assets
Class A	$11,025	$5,371,664	$6,092,919
Class I	67,831,810	1,095,389,353	68,206,276
Class R6	68,995,601	375,391,009	10,859,063

Total	$136,838,436	$1,476,152,026	$85,158,258

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,277	553,772	678,503
Class I	7,674,382	111,509,900	7,588,132
Class R6	7,747,646	38,159,790	1,208,309

Total	15,423,305	150,223,462	9,474,944

Net Asset Values and Redemption Prices Per Share:
Class A	$8.64	$9.70	$8.98

Class I	$8.84	$9.82	$8.99

Class R6	$8.91	$9.84	$8.99

Maximum Offering Price Per Share:
Class A	$9.02	$10.13	$9.33

Maximum Sales Charge - Class A	4.25%	4.25%	3.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026 (Unaudited)

		RBC BlueBay
	RBC BlueBay	Credit
	Strategic	Opportunities
	Income Fund	Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $76,618,747 and $23,052,535, respectively)	$75,324,333	$23,144,547
Affiliated investments (cost $7,713,046 and $31,551,251, respectively)	7,713,046	31,551,251
Cash	387,875	166,576
Cash at broker for financial futures contracts	384,195	—
Segregated cash for swap contracts	2,435,502	—
Cash at broker for forward foreign currency exchange contracts	130,000	—
Foreign currency, at value (cost $1,070,622 and $0, respectively)	1,065,424	—
Interest and dividend receivable	861,996	366,611
Receivable from advisor	25,677	813
Receivable for capital shares issued	36,618	—
Receivable for investments sold	2,815,129	—
Receivable for investments sold on a delayed delivery basis	7,507,373	—
Credit default swaps at value (premiums paid $16,461 and $0, respectively)	69,663	—
Unrealized appreciation on futures contracts	365,069	—
Unrealized appreciation on interest rate swaps contracts	98,296	—
Unrealized appreciation on forward foreign currency exchange contracts	264,593	—
Prepaid expenses and other assets	90,377	—

Total Assets	99,575,166	55,229,798

Liabilities:
Payable for capital shares redeemed	1,153	—
Payable for investments purchased	4,415,535	5,129,895
Payable for investments purchased on a delayed delivery basis	9,497,900	—
Credit default swaps at value (premiums received $1,269,378 and $0, respectively)	1,374,385	—
Unrealized depreciation on interest rate swaps contracts	79,161	—
Written Options at value (premiums received $(38,585) and $0, respectively)	41,250	—
Unrealized depreciation on forward foreign currency exchange contracts	193,491	—
Unrealized depreciation on futures contracts	51,715	—
Accrued expenses and other payables:
Investment advisory fees	36,783	753
Accounting fees	25,106	186
Audit fees	28,889	277
Professional fees	7,605	28
Trustees’ fees	396	7
Distribution fees	40,724	2
Custodian fees	—	68
Shareholder reports	10,588	163

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2026 (Unaudited)

		RBC BlueBay
	RBC BlueBay	Credit
	Strategic	Opportunities
	Income Fund	Fund
Transfer agent fees	$4,069	$30
Other	6,467	81

Total Liabilities	15,815,217	5,131,490

Net Assets	$83,759,949	$50,098,308

Net Assets Consists of:
Capital	$83,215,132	$50,000,000
Accumulated earnings	544,817	98,308

Net Assets	$83,759,949	$50,098,308

Net Assets
Class A	$7,351,993	$250,490
Class I	63,428,468	49,597,326
Class R6	12,979,488	250,492

Total	$83,759,949	$50,098,308

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	730,876	25,000
Class I	6,298,556	4,950,000
Class R6	1,288,901	25,000

Total	8,318,333	5,000,000

Net Asset Values and Redemption Prices Per Share:
Class A	$10.06	$10.02

Class I	$10.07	$10.02

Class R6	$10.07	$10.02

Maximum Offering Price Per Share:
Class A	$10.45	$10.46

Maximum Sales Charge - Class A	3.75%	4.25%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2026

(Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus
	Debt Fund	Bond Fund	Bond Fund
Investment Income:
Interest income	$4,854,246	$40,239,446	$2,110,968
Dividend income - affiliated	40,115	687,431	47,114

Total Investment Income	4,894,361	40,926,877	2,158,082
Expenses:
Investment advisory fees	443,256	3,249,698	143,802
Distribution fees–Class A	12	7,091	7,379
Accounting fees	39,763	66,293	40,177
Audit fees	26,506	26,506	26,506
Custodian fees	38,101	45,412	41,451
Insurance fees	1,658	2,762	1,658
Legal fees	2,256	24,240	798
Registrations and filing fees	17,547	17,872	14,756
Shareholder reports	20,292	58,382	15,939
Transfer agent fees–Class A	1,788	4,001	2,432
Transfer agent fees–Class I	15,612	660,211	12,223
Transfer agent fees–Class R6	1,775	1,467	1,765
Trustees’ fees and expenses	3,084	21,072	1,613
Professional fees	2,531	2,531	2,531
Other fees	3,626	9,736	3,177

Total expenses before fee waiver/reimbursement	617,807	4,197,274	316,207
Expenses waived/reimbursed by:
Advisor	(98,284)	(866,267)	(128,781)

Net expenses	519,523	3,331,007	187,426

Net Investment Income	4,374,838	37,595,870	1,970,656

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	2,921,658	(453,848)	464,676
Foreign currency transactions	(121,797)	—	(14,952)
Foreign currency exchange contracts	—	—	300,565
Written options	20,000	—	—
Futures contracts	(9,615)	—	(308,917)
Swap agreements	(516,730)	(3,113,939)	242,731

Net realized gains/(losses)	2,293,516	(3,567,787)	684,103
Net change in unrealized appreciation/ (depreciation) on:
Investments	(3,331,430)	(34,746,918)	(2,289,728)
Foreign currency	(15,437)	(1,240)	(60,193)
Foreign currency exchange contracts	122,138	—	(94,949)
Written Options	13,141	—	(2,697)

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2026

(Unaudited)

	RBC BlueBay	RBC BlueBay	RBC BlueBay
	Emerging Market	High Yield	Core Plus
	Debt Fund	Bond Fund	Bond Fund
Futures contracts	$17,325	$—	$4,233
Swap agreements	111,464	—	(47,391)

Net unrealized losses	(3,082,799)	(34,748,158)	(2,490,725)

Change in net assets resulting from operations	$3,585,555	$(720,075)	$164,034

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2026 (Unaudited)

		RBC BlueBay
	RBC BlueBay	Credit
	Strategic	Opportunities
	Income Fund	Fund(a)
Investment Income:
Interest income	$2,235,630	$3,992
Dividend income - affiliated	63,247	3,086

Total Investment Income	2,298,877	7,078
Expenses:
Investment advisory fees	220,404	753
Distribution fees–Class A	9,187	2
Accounting fees	41,110	186
Audit fees	26,506	277
Custodian fees	41,287	68
Insurance fees	1,658	—
Legal fees	958	55
Registrations and filing fees	15,311	15
Shareholder reports	15,841	163
Transfer agent fees–Class A	2,307	10
Transfer agent fees–Class I	13,047	10
Transfer agent fees–Class R6	1,766	10
Trustees’ fees and expenses	1,944	7
Professional fees	2,531	28
Other fees	3,321	11

Total expenses before fee waiver/reimbursement	397,178	1,595
Expenses waived/reimbursed by:
Advisor	(132,018)	(813)

Net expenses	265,160	782

Net Investment Income	2,033,717	6,296

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	430,012	—
Foreign currency transactions	(41,358)	—
Foreign currency exchange contracts	383,653	—
Futures contracts	59,659	—
Swap agreements	337,043	—

Net realized gains	1,169,009	—
Net change in unrealized appreciation/ (depreciation) on:
Investments	(2,551,863)	92,012
Foreign currency	(79,992)	—
Foreign currency exchange contracts	(86,145)	—
Written Options	(2,665)	—

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2026 (Unaudited)

		RBC BlueBay
	RBC BlueBay	Credit
	Strategic	Opportunities
	Income Fund	Fund(a)
Futures contracts	$245,887	$—
Swap agreements	(114,162)	—

Net unrealized gains/(losses)	(2,588,940)	92,012

Net realized/unrealized gains/(losses)	(1,419,931)	92,012

Change in net assets resulting from operations	$613,786	$98,308

(a)	For the period from March 30, 2026 (commencement of operations) to March 31, 2026.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
From Investment Activities
Operations:
Net investment income	$4,374,838	$7,949,963
Net realized gains from investments, foreign currency, written options, futures contracts and swap contracts transactions	2,293,516	1,136,435
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	(3,082,799)	2,102,099

Change in net assets resulting from operations	3,585,555	11,188,497

Distributions to Shareholders:
Class A	(219)	(454)
Class I	(1,670,875)	(3,199,138)
Class R6	(1,794,215)	(3,964,612)

Change in net assets resulting from shareholder distributions	(3,465,309)	(7,164,204)

Capital Transactions: (Note 6)
Proceeds from shares issued	9,831,917	20,948,133
Distributions reinvested	3,430,644	7,053,572
Cost of shares redeemed	(7,260,584)	(17,071,245)

Change in net assets resulting from capital transactions	6,001,977	10,930,460

Net increase in net assets	6,122,223	14,954,753
Net Assets:
Beginning of period	130,716,213	115,761,460

End of period	$136,838,436	$130,716,213

Share Transactions:
Issued	1,092,467	2,480,833
Reinvested	384,149	834,780
Redeemed	(806,704)	(2,002,049)

Change in shares resulting from capital transactions	669,912	1,313,564

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
From Investment Activities
Operations:
Net investment income	$37,595,870	$56,345,782
Net realized gains/(losses) from investments, foreign currency and swap contracts transactions	(3,567,787)	3,892,701
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(34,748,158)	1,023,696

Change in net assets resulting from operations	(720,075)	61,262,179

Distributions to Shareholders:
Class A	(183,678)	(430,619)
Class I	(35,003,776)	(54,010,446)
Class R6	(53,352)	—

Change in net assets resulting from shareholder distributions	(35,240,806)	(54,441,065)

Capital Transactions: (Note 6)
Proceeds from shares issued	1,131,298,504	335,252,000
Distributions reinvested	31,751,159	48,142,804
Cost of shares redeemed	(551,507,616)	(218,863,135)

Change in net assets resulting from capital transactions	611,542,047	164,531,669

Net increase in net assets	575,581,166	171,352,783
Net Assets:
Beginning of period	900,570,860	729,218,077

End of period	$1,476,152,026	$900,570,860

Share Transactions:
Issued	113,455,467	33,887,217
Reinvested	3,181,550	4,877,089
Redeemed	(55,607,405)	(22,291,635)

Change in shares resulting from capital transactions	61,029,612	16,472,671

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Core Plus Bond Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
From Investment Activities
Operations:
Net investment income	$1,970,656	$3,188,854
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	684,103	(616,168)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	(2,490,725)	456,610

Change in net assets resulting from operations	164,034	3,029,296

Distributions to Shareholders:
Class A	(162,153)	(268,737)
Class I	(1,850,959)	(2,271,056)
Class R6	(316,665)	(517,565)

Change in net assets resulting from shareholder distributions	(2,329,777)	(3,057,358)

Capital Transactions: (Note 6)
Proceeds from shares issued	12,516,390	19,134,368
Distributions reinvested	2,292,146	3,042,003
Cost of shares redeemed	(1,086,823)	(9,170,203)

Change in net assets resulting from capital transactions	13,721,713	13,006,168

Net increase in net assets	11,555,970	12,978,106
Net Assets:
Beginning of period	73,602,288	60,624,182

End of period	$85,158,258	$73,602,288

Share Transactions:
Issued	1,363,916	2,123,545
Reinvested	251,207	338,669
Redeemed	(118,994)	(1,037,483)

Change in shares resulting from capital transactions	1,496,129	1,424,731

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Strategic Income Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
From Investment Activities
Operations:
Net investment income	$2,033,717	$3,684,657
Net realized gains from investments, foreign currency, written options, futures contracts and swap contracts transactions	1,169,009	393,825
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	(2,588,940)	478,406

Change in net assets resulting from operations	613,786	4,556,888

Distributions to Shareholders:
Class A	(226,573)	(310,499)
Class I	(1,970,782)	(2,692,862)
Class R6	(407,283)	(632,958)

Change in net assets resulting from shareholder distributions	(2,604,638)	(3,636,319)

Capital Transactions: (Note 6)
Proceeds from shares issued	6,121,130	33,534,876
Distributions reinvested	2,568,756	3,627,440
Cost of shares redeemed	(4,186,705)	(17,448,083)

Change in net assets resulting from capital transactions	4,503,181	19,714,233

Net increase in net assets	2,512,329	20,634,802
Net Assets:
Beginning of period	81,247,620	60,612,818

End of period	$83,759,949	$81,247,620

Share Transactions:
Issued	600,866	3,312,760
Reinvested	253,512	358,484
Redeemed	(411,746)	(1,729,720)

Change in shares resulting from capital transactions	442,632	1,941,524

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

RBC BlueBay Credit Opportunities Fund
For the Period Ended March 31, 2026(a) (Unaudited)
From Investment Activities
Operations:
Net investment income	$6,296
Net realized gains from	—
Net change in unrealized appreciation on investments	92,012

Change in net assets resulting from operations	98,308

Capital Transactions: (Note 6)
Proceeds from shares issued	50,000,000
Distributions reinvested	—
Cost of shares redeemed	—

Change in net assets resulting from capital transactions	50,000,000

Net increase in net assets	50,098,308
Net Assets:
Beginning of period	—

End of period	$50,098,308

Share Transactions:
Issued	5,000,000
Reinvested	—
Redeemed	—

Change in shares resulting from capital transactions	5,000,000

(a) For the period from March 30, 2026 (commencement of operations) to March 31, 2026.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/26 (Unaudited)	$8.63	0.27	(0.04)	0.23	(0.22)	—	(0.22)	$8.64
Year Ended 9/30/25	8.39	0.52	0.20	0.72	(0.45)	(0.03)	(0.48)	8.63
Year Ended 9/30/24	7.53	0.54	0.87	1.41	(0.55)	—	(0.55)	8.39
Year Ended 9/30/23	7.03	0.54	0.45	0.99	(0.49)	—	(0.49)	7.53
Year Ended 9/30/22	9.77	0.48	(2.70)	(2.22)	(0.52)	—	(0.52)	7.03
Year Ended 9/30/21	9.78	0.45	0.04(b)	0.49	(0.50)	—	(0.50)	9.77
Class I
Six Months Ended 3/31/26 (Unaudited)	$8.83	0.29	(0.05)	0.24	(0.23)	—	(0.23)	$8.84
Year Ended 9/30/25	8.58	0.55	0.21	0.76	(0.48)	(0.03)	(0.51)	8.83
Year Ended 9/30/24	7.68	0.58	0.89	1.47	(0.57)	—	(0.57)	8.58
Year Ended 9/30/23	7.17	0.57	0.45	1.02	(0.51)	—	(0.51)	7.68
Year Ended 9/30/22	9.89	0.50	(2.73)	(2.23)	(0.49)	—	(0.49)	7.17
Year Ended 9/30/21	9.90	0.48	0.03(b)	0.51	(0.52)	—	(0.52)	9.89
Class R6
Six Months Ended 3/31/26 (Unaudited)	$8.89	0.29	(0.04)	0.25	(0.23)	—	(0.23)	$8.91
Year Ended 9/30/25	8.64	0.56	0.20	0.76	(0.48)	(0.03)	(0.51)	8.89
Year Ended 9/30/24	7.72	0.58	0.91	1.49	(0.57)	—	(0.57)	8.64
Year Ended 9/30/23	7.20	0.58	0.45	1.03	(0.51)	—	(0.51)	7.72
Year Ended 9/30/22	9.94	0.51	(2.76)	(2.25)	(0.49)	—	(0.49)	7.20
Year Ended 9/30/21	9.94	0.49	0.04(b)	0.53	(0.53)	—	(0.53)	9.94

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
				Ratio of
			Ratio of	Net Investment	Ratio of
		Net Assets,	Net Expenses	Income (Loss)	Expenses to	Portfolio
	Total	End of	to Average	to Average	Average Net	Turnover
	Return(a)(b)	Period (000’s)	Net Assets	Net Assets	Assets*	Rate**
Class A
Six Months Ended 3/31/26 (Unaudited)	2.66%(c)	$ 11	1.03%(d)	6.19%(d)	40.38%(d)	38%
Year Ended 9/30/25	9.09%	8	1.04%	6.32%	46.82%	90%
Year Ended 9/30/24	19.47%	8	1.04%	6.83%	24.70%	70%
Year Ended 9/30/23	14.12%	17	1.04%	7.09%	15.47%	85%
Year Ended 9/30/22	(23.47)%	25	1.04%	5.67%	17.51%	98%
Year Ended 9/30/21	5.06%	15	1.04%	4.52%	43.25%	181%
Class I
Six Months Ended 3/31/26 (Unaudited)	2.73%(c)	$67,832	0.79%(d)	6.39%(d)	0.93%(d)	38%
Year Ended 9/30/25	9.30%	62,081	0.78%	6.56%	0.96%	90%
Year Ended 9/30/24	19.92%	49,259	0.79%	7.09%	1.18%	70%
Year Ended 9/30/23	14.42%	38,909	0.79%	7.38%	1.55%	85%
Year Ended 9/30/22	(23.27)%	30,173	0.79%	5.82%	1.65%	98%
Year Ended 9/30/21	5.28%	28,667	0.79%	4.76%	1.72%	181%
Class R6
Six Months Ended 3/31/26 (Unaudited)	2.84%(c)	$68,996	0.74%(d)	6.44%(d)	0.88%(d)	38%
Year Ended 9/30/25	9.28%	68,627	0.73%	6.61%	0.91%	90%
Year Ended 9/30/24	20.10%	66,495	0.74%	7.04%	1.09%	70%
Year Ended 9/30/23	14.54%	11	0.74%	7.43%	32.92%	85%
Year Ended 9/30/22	(23.27)%	10	0.74%	5.77%	31.35%	98%
Year Ended 9/30/21	5.35%	13	0.74%	4.82%	28.96%	181%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.The impact of the voluntary waivers for each period was less than 0.01% except for the year ended September 30, 2025, for Class I and Class R6, where the impact was 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/26 (Unaudited)	$ 9.98	0.30	(0.27)	—	0.03	(0.31)	—	(0.31)	$ 9.70
Year Ended 9/30/25	9.92	0.64	0.06	—	0.70	(0.64)	—	(0.64)	9.98
Year Ended 9/30/24	9.28	0.65	0.66	—	1.31	(0.67)	—	(0.67)	9.92
Year Ended 9/30/23	8.98	0.57	0.31	—	0.88	(0.58)	—	(0.58)	9.28
Year Ended 9/30/22	10.89	0.47	(1.94)	—	(1.47)	(0.44)	—	(0.44)	8.98
Year Ended 9/30/21	10.56	0.47	0.52	—(b)	0.99	(0.52)	(0.14)	(0.66)	10.89
Class I
Six Months Ended 3/31/26 (Unaudited)	$10.10	0.32	(0.27)	—	0.05	(0.33)	—	(0.33)	$ 9.82
Year Ended 9/30/25	10.03	0.68	0.05	—	0.73	(0.66)	—	(0.66)	10.10
Year Ended 9/30/24	9.38	0.68	0.66	—	1.34	(0.69)	—	(0.69)	10.03
Year Ended 9/30/23	9.07	0.61	0.30	—	0.91	(0.60)	—	(0.60)	9.38
Year Ended 9/30/22	10.98	0.48	(1.95)	—	(1.47)	(0.44)	—	(0.44)	9.07
Year Ended 9/30/21	10.64	0.50	0.53	—(b)	1.03	(0.55)	(0.14)	(0.69)	10.98
Class R6
Period Ended 3/31/26 (Unaudited)(c)	$ 9.99	0.18	(0.18)	—	—	(0.15)	—	(0.15)	$ 9.84

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from December 15, 2025 (commencement of operations) to March 31, 2026.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
						Ratio of
				Ratio of		Net Investment		Ratio of
			Net Assets,	Net Expenses		Income (Loss)		Expenses to		Portfolio
	Total		End of	to Average		to Average		Average Net		Turnover
	Return(a)(b)		Period (000’s)	Net Assets		Net Assets		Assets*		Rate**
Class A
Six Months Ended 3/31/26 (Unaudited)	0.32	%(c)	$5,372	0.81	%(d)	6.11	%(d)	0.99	%(d)	64%
Year Ended 9/30/25	7.35%		5,985	0.81%		6.58%		1.08%		107%
Year Ended 9/30/24	14.60%		7,181	0.82%		6.79%		0.97%		111%
Year Ended 9/30/23	10.06%		3,580	0.81%		6.18%		1.14%		72%
Year Ended 9/30/22	(12.74)%		2,983	0.82%		4.45%		1.16%		75%
Year Ended 9/30/21	9.60%		3,727	0.82%		4.32%		1.18%		100%
Class I
Six Months Ended 3/31/26 (Unaudited)	0.44	%(c)	$1,095,389	0.56	%(d)	6.35	%(d)	0.71	%(d)	64%
Year Ended 9/30/25	7.64%		894,585	0.56%		6.84%		0.75%		107%
Year Ended 9/30/24	14.82%		722,037	0.57%		7.05%		0.77%		111%
Year Ended 9/30/23	10.34%		452,775	0.56%		6.46%		0.81%		72%
Year Ended 9/30/22	(12.57)%		277,697	0.57%		4.76%		0.82%		75%
Year Ended 9/30/21	9.89%		244,644	0.57%		4.57%		0.87%		100%
Class R6
Period Ended 3/31/26 (Unaudited)(e)	0.00	%(c)(f)	$375,391	0.48	%(d)	6.76	%(d)	0.64	%(d)	64%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01% except for the periods ended September 30, 2023, September 30, 2025 and March 31, 2026, when the Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 15, 2025 (commencement of operations) to March 31, 2026.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)	Less than 0.01%.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/26 (Unaudited)	$ 9.22	0.21	(0.20)	0.01	(0.25)	(0.25)	$8.98
Year Ended 9/30/25	9.24	0.44	(0.03)	0.41	(0.43)	(0.43)	9.22
Year Ended 9/30/24	8.37	0.45	0.85	1.30	(0.43)	(0.43)	9.24
Year Ended 9/30/23	8.24	0.38	(0.05)	0.33	(0.20)	(0.20)	8.37
Period Ended 9/30/22(b)	10.00	0.18	(1.79)	(1.61)	(0.15)	(0.15)	8.24
Class I
Six Months Ended 3/31/26 (Unaudited)	$ 9.23	0.22	(0.19)	0.03	(0.27)	(0.27)	$8.99
Year Ended 9/30/25	9.25	0.46	(0.03)	0.43	(0.45)	(0.45)	9.23
Year Ended 9/30/24	8.38	0.47	0.85	1.32	(0.45)	(0.45)	9.25
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24
Class R6
Six Months Ended 3/31/26 (Unaudited)	$ 9.22	0.22	(0.18)	0.04	(0.27)	(0.27)	$8.99
Year Ended 9/30/25	9.25	0.47	(0.04)	0.43	(0.46)	(0.46)	9.22
Year Ended 9/30/24	8.38	0.47	0.85	1.32	(0.45)	(0.45)	9.25
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/26 (Unaudited)	0.14%(c)	$ 6,093	0.69%(d)	4.55%(d)	1.04%(d)	421%
Year Ended 9/30/25	4.65%	5,701	0.69%	4.91%	1.14%	842%
Year Ended 9/30/24	16.03%	5,637	0.69%	5.11%	1.38%	910%
Year Ended 9/30/23	4.11%	4,358	0.70%	4.46%	1.34%	750%
Period Ended 9/30/22(e)	(16.32)%(c)	4,188	0.70%(d)	2.09%(d)	1.51%(d)	254%
Class I
Six Months Ended 3/31/26 (Unaudited)	0.26%(c)	$68,206	0.44%(d)	4.81%(d)	0.75%(d)	421%
Year Ended 9/30/25	4.90%	57,101	0.44%	5.17%	0.85%	842%
Year Ended 9/30/24	16.31%	44,728	0.44%	5.36%	1.07%	910%
Year Ended 9/30/23	4.34%	30,653	0.45%	4.71%	1.02%	750%
Period Ended 9/30/22(e)	(16.06)%(c)	29,381	0.45%(d)	2.34%(d)	1.15%(d)	254%
Class R6
Six Months Ended 3/31/26 (Unaudited)	0.40%(c)	$10,859	0.39%(d)	4.85%(d)	0.74%(d)	421%
Year Ended 9/30/25	4.85%	10,800	0.39%	5.21%	0.86%	842%
Year Ended 9/30/24	16.37%	10,259	0.39%	5.41%	1.09%	910%
Year Ended 9/30/23	4.39%	8,766	0.40%	4.76%	1.05%	750%
Period Ended 9/30/22(e)	(16.03)%(c)	8,399	0.40%(d)	2.39%(d)	1.19%(d)	254%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%. except for the six months ended March 31, 2026 and the periods ended September 30, 2024 and September 30, 2025, when the Fund’s net expense ratio would increase by an amount of 0.01%.

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/26 (Unaudited)	$ 10.31	0.24	(0.18)	0.06	(0.31)	—	(0.31)	$ 10.06
Year Ended 9/30/25	10.21	0.47	0.13	0.60	(0.47)	(0.03)	(0.50)	10.31
Year Ended 9/30/24	9.95	0.49	0.52	1.01	(0.47)	(0.28)	(0.75)	10.21
Year Ended 9/30/23	9.60	0.41	0.36	0.77	(0.23)	(0.19)	(0.42)	9.95
Period Ended 9/30/22(b)	10.00	0.17	(0.44)	(0.27)	(0.13)	—	(0.13)	9.60
Class I
Six Months Ended 3/31/26 (Unaudited)	$ 10.32	0.25	(0.18)	0.07	(0.32)	—	(0.32)	$ 10.07
Year Ended 9/30/25	10.21	0.50	0.13	0.63	(0.49)	(0.03)	(0.52)	10.32
Year Ended 9/30/24	9.95	0.52	0.51	1.03	(0.49)	(0.28)	(0.77)	10.21
Year Ended 9/30/23	9.61	0.43	0.36	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.43)	(0.24)	(0.15)	—	(0.15)	9.61
Class R6
Six Months Ended 3/31/26 (Unaudited)	$ 10.32	0.25	(0.17)	0.08	(0.33)	—	(0.33)	$ 10.07
Year Ended 9/30/25	10.21	0.50	0.14	0.64	(0.50)	(0.03)	(0.53)	10.32
Year Ended 9/30/24	9.95	0.52	0.52	1.04	(0.50)	(0.28)	(0.78)	10.21
Year Ended 9/30/23	9.61	0.44	0.35	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.42)	(0.23)	(0.16)	—	(0.16)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/26 (Unaudited)	0.64%(c)	$ 7,352	0.87%(d)	4.66%(d)	1.20%(d)	385%
Year Ended 9/30/25	6.09%	7,081	0.87%	4.67%	1.27%	806%
Year Ended 9/30/24	10.77%	5,924	0.87%	4.96%	1.46%	890%
Year Ended 9/30/23	8.33%	5,269	0.88%	4.24%	1.42%	712%
Period Ended 9/30/22(e)	(2.70)%(c)	4,867	0.88%(d)	1.85%(d)	1.62%(d)	159%
Class I
Six Months Ended 3/31/26 (Unaudited)	0.72%(c)	$63,428	0.62%(d)	4.90%(d)	0.93%(d)	385%
Year Ended 9/30/25	6.45%	61,405	0.62%	4.91%	0.95%	806%
Year Ended 9/30/24	11.02%	42,857	0.62%	5.21%	1.16%	890%
Year Ended 9/30/23	8.48%	37,057	0.63%	4.49%	1.11%	712%
Period Ended 9/30/22(e)	(2.50)%(c)	34,146	0.63%(d)	2.10%(d)	1.28%(d)	159%
Class R6
Six Months Ended 3/31/26 (Unaudited)	0.74%(c)	$12,979	0.57%(d)	4.95%(d)	0.92%(d)	385%
Year Ended 9/30/25	6.51%	12,762	0.57%	4.97%	0.95%	806%
Year Ended 9/30/24	11.08%	11,832	0.57%	5.26%	1.18%	890%
Year Ended 9/30/23	8.54%	10,598	0.58%	4.54%	1.13%	712%
Period Ended 9/30/22(e)	(2.46)%(c)	9,760	0.58%(d)	2.15%(d)	1.32%(d)	159%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%, except for the six months ended March 31, 2026 and the periods ended September 30, 2024 and September 30, 2025, when the Fund’s net expense ratio would increase by an amount of 0.01%.

**

Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rate includes to-be-announced (“TBA”) transactions.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Credit Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Period Ended 3/31/26 (Unaudited)(b)	$10.00	—(c)	0.02	0.02	—	$10.02
Class I
Period Ended 3/31/26 (Unaudited)(b)	$10.00	—(c)	0.02	0.02	—	$10.02
Class R6
Period Ended 3/31/26 (Unaudited)(b)	$10.00	—(c)	0.02	0.02	—	$10.02

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from March 30, 2026 (commencement of operations) to March 31, 2026.

(c)	Less than $0.01 per share.

FINANCIAL HIGHLIGHTS

RBC BlueBay Credit Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Period Ended 3/31/26 (Unaudited)(c)	0.20%(d)	$ 250	0.82%(e)	4.34%(e)	2.82%(e)	—%
Class I
Period Ended 3/31/26 (Unaudited)(c)	0.20%(d)	$49,597	0.57%(e)	4.59%(e)	1.15%(e)	—%
Class R6
Period Ended 3/31/26 (Unaudited)(c)	0.20%(d)	$ 250	0.49%(e)	4.67%(e)	2.57%(e)	—%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from March 30, 2026 (commencement of operations) to March 31, 2026.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”)

- RBC BlueBay Core Plus Bond Fund (“Core Plus Bond Fund”)

- RBC BlueBay Strategic Income Fund (“Strategic Income Fund”)

- RBC BlueBay Credit Opportunities Fund (“Credit Opportunities Fund”)

Each Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a maximum front-end sales charge of 4.25% for Emerging Market Debt Fund, High Yield Bond Fund and the Credit Opportunities Fund and 3.75% for Core Plus Bond Fund and Strategic Income Fund and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or Sub-Advisor“) acts as a sub-advisor for Emerging Market Debt Fund and High Yield Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) –Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not

NOTES TO FINANCIAL STATEMENTS

specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. The Funds may participate in “rolling transactions” in which a Fund does not take delivery of the TBA securities, and this may result in a higher portfolio turnover rate.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit

NOTES TO FINANCIAL STATEMENTS

or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

NOTES TO FINANCIAL STATEMENTS

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. There were no material level 3 transfers as these funds hold level 3 securities. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Foreign Government Bonds	$—	$102,090,368	$—	$102,090,368
Corporate Bonds	—	22,086,638	—	22,086,638
Investment Company	7,980,432	—	—	7,980,432
Municipal Bond	—	207,931	—	207,931
Put Option Purchased	24,240	91,601	—	115,841
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	404,106	—	404,106
Financial futures contracts	58,463	—	—	58,463
Credit default swaps	—	312,469	—	312,469

Total Assets	$8,063,135	$125,193,113	$—	$133,256,248

Liabilities:
Other Financial Instruments*
Option Written - Put	$(15)	$—	$—	$(15)
Financial futures contracts	(87,701)	—	—	(87,701)
Foreign currency exchange contracts - forward contracts	—	(289,671)	—	(289,671)
Credit default swaps	—	(315,126)	—	(315,126)

Total Liabilities	$(87,716)	$(604,797)	$—	$(692,513)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities
Corporate Bonds
Australia	$—	$5,898,605	$17,457	$5,916,062
Canada	—	47,306,967	—	47,306,967
France	—	21,536,058	—	21,536,058
Germany	—	14,054,530	—	14,054,530
Italy	—	8,300,122	—	8,300,122
Jamaica	—	8,327,682	—	8,327,682
Japan	—	23,798,737	—	23,798,737
Mexico	—	10,745,887	—	10,745,887
Netherlands	—	16,109,794	—	16,109,794
Spain	—	11,549,457	—	11,549,457
United Kingdom	—	54,036,145	—	54,036,145
United States	—	1,170,713,008	—	1,170,713,008
Investment Company	35,809,101	—	—	35,809,101
U.S. Treasury Obligations	—	22,408,360	—	22,408,360
Preferred Stocks	7,314,271	—	—	7,314,271
Common Stocks
United Kingdom	—	2,865	—	2,865
United States	—	—	—	—
Rights/Warrants
Mexico	—	—	—	—

Total Assets	$43,123,372	$1,414,788,217	$17,457	$1,457,929,046

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Plus Bond Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$44,136,503	$—	$44,136,503
U.S. Government Agency Backed Mortgages	—	18,810,150	—	18,810,150
Investment Company	6,929,519	—	—	6,929,519
Asset Backed Securities	—	6,798,645	—	6,798,645
U.S. Treasury Obligations	—	6,568,012	—	6,568,012
Collateralized Mortgage Obligations	—	6,172,487	—	6,172,487
Bank Loans	—	4,660,024	—	4,660,024
Foreign Government Bonds	—	2,504,526	—	2,504,526
Call Option Purchased	73,062	—	—	73,062
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	236,049	—	236,049
Financial futures contracts	137,576	—	—	137,576
Credit default swaps	—	69,663	—	69,663
Interest rate swaps	—	90,457	—	90,457

Total Assets	$7,140,157	$90,046,516	$—	$97,186,673

Liabilities:
Other Financial Instruments*
Option Written - Call	$(41,750)	$—	$—	$(41,750)
Financial futures contracts	(141,776)	—	—	(141,776)
Foreign currency exchange contracts - forward contracts	—	(203,825)	—	(203,825)
Credit default swaps	—	(716,433)	—	(716,433)
Interest rate swaps	—	(79,161)	—	(79,161)

Total Liabilities	$(183,526)	$(999,419)	$—	$(1,182,945)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Strategic Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$46,965,994	$—	$46,965,994
Asset Backed Securities	—	8,450,025	—	8,450,025
Collateralized Mortgage Obligations	—	8,058,471	—	8,058,471
Investment Company	7,713,046	—	—	7,713,046
Bank Loans	—	5,507,203	—	5,507,203
U.S. Treasury Obligations	—	3,310,172	—	3,310,172
Foreign Government Bonds	—	2,960,281	—	2,960,281
Call Option Purchased	72,187	—	—	72,187
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	264,593	—	264,593
Financial futures contracts	365,069	—	—	365,069
Credit default swaps	—	69,663	—	69,663
Interest rate swaps	—	98,296	—	98,296

Total Assets	$8,150,302	$75,684,698	$—	$83,835,000

Liabilities:
Other Financial Instruments*
Option Written - Call	$(41,250)	$—	$—	$(41,250)
Financial futures contracts	(51,715)	—	—	(51,715)
Foreign currency exchange contracts - forward contracts	—	(193,491)	—	(193,491)
Credit default swaps	—	(1,374,385)	—	(1,374,385)
Interest rate swaps	—	(79,161)	—	(79,161)

Total Liabilities	$(92,965)	$(1,647,037)	$—	$(1,740,002)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Opportunities Fund
Assets:
Investments in Securities
Investment Company	$31,551,251	$—	$—	$31,551,251
Corporate Bonds	—	18,249,918	—	18,249,918
Collateralized Mortgage
Obligations	—	4,168,150	—	4,168,150
Asset Backed Securities	—	726,479	—	726,479

Total Assets	$31,551,251	$23,144,547	$—	$54,695,798

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

BlueBay High Yield Bond Fund
Corporate Bonds
Balance as of 9/30/25(value)	$17,457
Sale/Disposition	(3,000)
Amortization	1,252
Realized gain (loss)	(282,831)
Change in unrealized appreciation (depreciation)	284,579

Balance as of 3/31/26(value)	$17,457

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Corporate Bonds in High Yield Bond Fund were fair valued using discounted cash flows. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements
	Fund	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds (Australia)	High Yield Bond Fund	$17,457	Discounted Cash Flow	Discount Rate of Cash Flows	30%

				Liquidity Discount	10%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates

NOTES TO FINANCIAL STATEMENTS

when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2026, Core Plus Bond Fund and Strategic Income Fund held bank loans.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and

NOTES TO FINANCIAL STATEMENTS

Liabilities.

For the period ended March 31, 2026, the total in-kind payments received by the High Yield Bond Fund and Credit Opportunities Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Delayed Delivery Securities:

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or “forward commitment” basis. This may increase risk to a Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Japanese treasury bond futures, Euro Dollar futures, Euro-OAT futures and Euro Bund futures, during the period ended March 31, 2026.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2026.

NOTES TO FINANCIAL STATEMENTS

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of March 31, 2026.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed

NOTES TO FINANCIAL STATEMENTS

or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Funds entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for floating rate that is derived from an inflation index, such as the Consumer price Index or UK Retail Price Index, Inflation swaps subject the Fund to interest rate risk.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio

NOTES TO FINANCIAL STATEMENTS

Investments under the captions “Interest rate swaps”, “Total return swaps”, “Inflation swaps” and “Credit default swaps”.

Fair Values of Derivative Financial Instrument as of March 31, 2026(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund	BlueBay Credit Opportunities Fund
Credit Risk:
Credit default swaps, at value	$312,469	$—	$69,663	$69,663	$—
Equity Risk:
Investments, at value (purchased options)	109,303	—	—	—	—
Interest Rate Risk:
Investments, at value (purchased options)	—	—	73,062	72,187	—
Interest rate swaps contracts, at value	—	—	90,457	98,296	—
Unrealized appreciation on futures contracts	58,463	—	137,576	365,069	—
Foreign currency exchange risk:
Investments, at value (purchased options)	6,538	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	404,106	—	236,049	264,593	—

Total	$890,879	$—	$606,807	$869,808	$—

Liability Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund	BlueBay Credit Opportunities Fund
Credit Risk:
Credit default swaps, at value	$315,126	$—	$716,433	$1,374,385	$—
Equity Risk:
Written options, at value	15	—	—	—	—
Interest Rate Risk:
Unrealized depreciation on interest rate swaps contracts	—	—	79,161	79,161	—

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund	BlueBay Credit Opportunities Fund
Unrealized depreciation on futures contracts	$87,701	$—	$141,776	$51,715	$—
Written options, at value	—	—	41,750	41,250	—
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	289,671	—	203,825	193,491	—

Total	$692,513	$—	$1,182,945	$1,740,002	$—

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2026 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund	BlueBay Credit Opportunities Fund
Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(516,730)	$(3,113,939)	$25,607	$63,588	$—
Equity Risk:
Purchased options(2)	(30,816)	—	—	—	—
Written options	20,000	—	—	—	—
Interest Rate Risk:
Interest rate swaps	—	—	217,124	273,455	—
Financial futures contracts	(9,615)	—	(308,917)	59,659	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts	—	—	300,565	383,653	—

Total	$(537,161)	$(3,113,939)	$234,379	$780,355	$—

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund	BlueBay Credit Opportunities Fund
Net Change in Unrealized
Appreciation From:
Credit Risk:
Credit default swaps	$111,464	$—	$6,369	$(39,740)	$—
Equity Risk:
Purchased options(3)	78,883	—	—	—	—
Written options	13,141	—	—	—	—
Interest Rate Risk:
Purchased options(3)	—	—	(92)	(91)	—
Interest rate swaps	—	—	(53,760)	(74,422)	—
Financial futures contracts	17,325	—	4,233	245,887	—
Written options	—	—	(2,697)	(2,665)	—
Foreign currency exchange risk:
Purchased options(3)	(7,376)	—	—	—	—
Forward foreign currency exchange contracts	122,138	—	(94,949)	(86,145)	—

Total	$335,575	$—	$(140,896)	$42,824	$—

(1) Not considered to be hedging instruments for accounting disclosure purposes.

(2) Included in net realized gains/(losses) on investment transactions on Statement of Operations.

(3) Included in net change in unrealized appreciation/(depreciation) on investment transactions on Statement of Operations.

For the period ended March 31, 2026, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund	BlueBay Credit Opportunities Fund
Futures long position (contracts)	43	—	177	123	—
Futures short position (contracts)	26	—	60	370	—
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$22,791,038	$—	$11,855,818	$13,253,823	$—

NOTES TO FINANCIAL STATEMENTS

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund	BlueBay Credit Opportunities Fund
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	$5,572,054	$—	$4,614,144	$4,921,860	$—
Forward foreign currency exchange contracts Purchased in non-U.S. dollars (U.S. dollar equivalent)	—	—	5,813,114	6,574,210	—
Purchased options (Cost $)	26,997	—	36,577	36,139	—
Written Options (Premium received $)	6,578	—	19,526	19,293	—
Interest rate swaps (Notional Amount in U.S. Dollars)	—	—	10,766,559	11,278,792	—
Credit default swaps (Notional Amount in U.S. Dollars)	23,380,804	7,000,000	32,381,000	64,447,500	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

NOTES TO FINANCIAL STATEMENTS

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund
	Barclays Bank Plc	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$—	$404,106	$—	$404,106
Swaps	20,408	—	292,061	312,469

Total Assets	20,408	404,106	292,061	716,575

Liabilities:
Forward Currency Exchange Contracts	—	289,671	—	289,671
Swaps	69,191	—	245,935	315,126

Total Liabilities	69,191	289,671	245,935	604,797

Total Financial and Derivative Net Assets[1]	(48,783)	114,435	46,126	111,778
Total Collateral (Received) Pledged[2]	—	(114,435)	(46,126)	(160,561)

Net Amount[3]	$(48,783)	$—	$—	$(48,783)

Core Plus Bond Fund
	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$236,049	$—	$236,049
Swaps	—	160,120	160,120

Total Assets	236,049	160,120	396,169

Liabilities:
Forward Currency Exchange Contracts	203,825	—	203,825
Swaps	—	795,594	795,594

Total Liabilities	203,825	795,594	999,419

Total Financial and Derivative Net Assets[1]	32,224	(635,474)	(603,250)
Total Collateral (Received) Pledged[2]	(32,224)	635,474	603,250

Net Amount[3]	$—	$—	$—

NOTES TO FINANCIAL STATEMENTS

Strategic Income Fund

	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$264,593	$—	$264,593
Swaps	—	167,959	167,959

Total Assets	264,593	167,959	432,552

Liabilities:
Forward Currency Exchange Contracts	193,491	—	193,491
Swaps	—	1,453,546	1,453,546

Total Liabilities	193,491	1,453,546	1,647,037

Total Financial and Derivative Net Assets[1]	71,102	(1,285,587)	(1,214,485)
Total Collateral (Received) Pledged[2]	(71,102)	1,285,587	1,214,485

Net Amount[3]	$—	$—	$—

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a master netting agreement.

2 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the affiliated money market fund.

	Value September 30, 2025	Purchases	Sales	Value March 31, 2026	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
Emerging Market Debt Fund	$3,324,940	$37,036,857	$(32,381,365)	$7,980,432	$40,115
High Yield Bond Fund	32,929,624	746,972,747	(744,093,270)	35,809,101	687,431
Core Plus Bond Fund	6,698,566	65,059,137	(64,828,184)	6,929,519	47,114
Strategic Income Fund	3,197,573	56,368,918	(51,853,445)	7,713,046	63,247
Credit Opportunities Fund	—	31,551,251	—	31,551,251	3,086

NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Permanent differences include reclassification of foreign currency from capital to ordinary, currency treatment for the accrual of certain foreign denominated swaps and early termination on such swaps, and reclassification of foreign currency options from capital to currency.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.65%
High Yield Bond Fund	0.55%
Core Plus Bond Fund	0.35%
Strategic Income Fund	0.53%
Credit Opportunities Fund	0.55%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

NOTES TO FINANCIAL STATEMENTS

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.04%	0.79%	0.74%
High Yield Bond Fund	0.82%	0.57%	0.49%
Core Plus Bond Fund	0.70%	0.45%	0.40%
Strategic Income Fund	0.88%	0.63%	0.58%
Credit Opportunities Fund	0.82%	0.57%	0.49%

This expense limitation agreement is in place until January 31, 2027 (January 31, 2028, for Credit Opportunities Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/23	FYE 9/30/24	FYE 9/30/25	FYE 9/30/26	Total
Emerging Market Debt Fund	$158,333	$280,376	$213,019	$96,541	$748,269
High Yield Bond Fund	446,114	1,207,628	1,503,629	835,312	3,992,683
Core Plus Bond Fund	132,173	315,983	253,454	126,658	828,268
Strategic Income Fund	129,555	312,892	252,078	129,223	823,748
Credit Opportunities Fund	N/A	N/A	N/A	813	813

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the period ended March 31, 2026, the amount waived was $1,743, $30,955, $2,123, $2,795 and $0 for the Emerging Market Debt Fund, High Yield Bond Fund, Core Plus Bond Fund, Strategic Income Fund and Credit Opportunities Fund respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

Emerging Market Debt Fund and High Yield Bond Fund are sub-advised by RBC GAM-UK, a wholly-owned subsidiary of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $110,000. The Board Chairperson and Audit Committee Chairperson each receive an additional

NOTES TO FINANCIAL STATEMENTS

retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of March 31, 2026, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$136,838,436	1,731	0.0%
High Yield Bond Fund	$1,476,152,026	110,426	0.1%
Core Plus Bond Fund	$85,158,258	5,969,352	63.0%
Strategic Income Fund	$83,759,949	6,254,226	75.2%
Credit Opportunities Fund	$50,098,308	5,000,000	100.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25	% *

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2026, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2026.

For the period ended March 31, 2026, the Distributor received commissions of $12,685 for front-end sales charges of Class A shares of the Funds, of which $11,485 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2026 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Emerging Market Debt Fund	$49,959,419	$48,811,294	$—	$—
High Yield Bond Fund	1,127,687,182	568,991,311	152,699,902	129,834,672
Core Plus Bond Fund	287,005,722	280,996,149	90,548,920	80,373,380
Strategic Income Fund	288,446,973	288,763,578	9,982,883	6,810,000
Credit Opportunities Fund	23,052,426	—	—	—

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Market Debt Fund		High Yield Bond Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,599	$100	$551,406	$417,893
Distributions reinvested	219	454	183,678	430,619
Cost of shares redeemed	(106)	(3)	(1,186,514)	(2,027,147)

Change in Class A	$2,712	$551	$(451,430)	$(1,178,635)

Class I
Proceeds from shares issued	$9,013,681	$19,102,501	$735,327,882	$334,834,107
Distributions reinvested	1,636,210	3,088,506	31,514,129	47,712,185
Cost of shares redeemed	(4,901,985)	(11,385,690)	(533,299,042)	(216,835,988)

Change in Class I	$5,747,906	$10,805,317	$233,542,969	$165,710,304

Class R6
Proceeds from shares issued	$815,637	$1,845,532	$395,419,216	$—
Distributions reinvested	1,794,215	3,964,612	53,352	—
Cost of shares redeemed	(2,358,493)	(5,685,552)	(17,022,060)	—

Change in Class R6	$251,359	$124,592	$378,450,508	$—

Change in net assets resulting from capital transactions	$6,001,977	$10,930,460	$611,542,047	$164,531,669

SHARE TRANSACTIONS:
Class A
Issued	290	12	55,680	42,745
Reinvested	25	55	18,618	44,123
Redeemed	(12)	—	(120,451)	(211,096)

Change in Class A	303	67	(46,153)	(124,228)

Class I
Issued	1,002,519	2,263,504	73,520,860	33,844,472
Reinvested	183,916	366,773	3,157,594	4,832,966
Redeemed	(545,739)	(1,337,680)	(53,762,479)	(22,080,539)

Change in Class I	640,696	1,292,597	22,915,975	16,596,899

Class R6
Issued	89,658	217,317	39,878,927	—
Reinvested	200,208	467,952	5,338	—
Redeemed	(260,953)	(664,369)	(1,724,475)	—

Change in Class R6	28,913	20,900	38,159,790	—

Change in shares resulting from capital transactions	669,912	1,313,564	61,029,612	16,472,671

NOTES TO FINANCIAL STATEMENTS

	Core Plus Bond Fund		Strategic Income Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$518,276	$1,222,009	$578,946	$1,700,579
Distributions reinvested	162,153	268,737	222,768	310,339
Cost of shares redeemed	(133,619)	(1,405,074)	(351,234)	(928,154)

Change in Class A	$546,810	$85,672	$450,480	$1,082,764

Class I
Proceeds from shares issued	$11,950,614	$17,875,469	$5,423,653	$31,669,546
Distributions reinvested	1,813,328	2,255,701	1,938,705	2,684,143
Cost of shares redeemed	(930,996)	(7,765,129)	(3,835,471)	(16,519,929)

Change in Class I	$12,832,946	$12,366,041	$3,526,887	$17,833,760

Class R6
Proceeds from shares issued	$47,500	$36,890	$118,531	$164,751
Distributions reinvested	316,665	517,565	407,283	632,958
Cost of shares redeemed	(22,208)	—	—	—

Change in Class R6	$341,957	$554,455	$525,814	$797,709

Change in net assets resulting from capital transactions	$13,721,713	$13,006,168	$4,503,181	$19,714,233

SHARE TRANSACTIONS:
Class A
Issued	56,884	136,598	56,736	167,928
Reinvested	17,786	29,946	21,997	30,682
Redeemed	(14,691)	(157,819)	(34,663)	(92,125)

Change in Class A	59,979	8,725	44,070	106,485

Class I
Issued	1,301,818	1,982,797	532,497	3,128,600
Reinvested	198,709	251,092	191,310	265,231
Redeemed	(101,873)	(879,664)	(377,083)	(1,637,595)

Change in Class I	1,398,654	1,354,225	346,724	1,756,236

Class R6
Issued	5,214	4,150	11,633	16,232
Reinvested	34,712	57,631	40,205	62,571
Redeemed	(2,430)	—	—	—

Change in Class R6	37,496	61,781	51,838	78,803

Change in shares resulting from capital transactions	1,496,129	1,424,731	442,632	1,941,524

NOTES TO FINANCIAL STATEMENTS

Credit Opportunities Fund
For the Period Ended March 31, 2026 (Unaudited)(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$250,000

Change in Class A	$250,000

Class I
Proceeds from shares issued	$49,500,000

Change in Class I	$49,500,000

Class R6
Proceeds from shares issued	$250,000

Change in Class R6	$250,000

Change in net assets resulting from capital transactions	$50,000,000

SHARE TRANSACTIONS:
Class A
Issued	25,000

Change in Class A	25,000

Class I
Issued	4,950,000

Change in Class I	4,950,000

Class R6
Issued	25,000

Change in Class R6	25,000

Change in shares resulting from capital transactions	5,000,000

(a)	For the period from March 30, 2026 (commencement of operations) to March 31, 2026.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$129,588,999	$5,502,435	$(2,610,224)	$2,892,211
High Yield Bond Fund	1,474,364,271	8,469,938	(24,905,163)	(16,435,225)
Core Plus Bond Fund	98,072,221	460,882	(1,880,175)	(1,419,293)
Strategic Income Fund	84,334,080	552,668	(1,849,369)	(1,296,701)
Credit Opportunities Fund	54,603,786	127,876	(35,864)	92,012

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses, significant debt modifications and mark to market on derivatives.

The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$7,113,173	$51,031	$7,164,204	$7,164,204
High Yield Bond Fund	54,441,065	—	54,441,065	54,441,065
Core Plus Bond Fund	3,057,358	—	3,057,358	3,057,358
Strategic Income Fund	3,636,319	—	3,636,319	3,636,319

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2026.

As of September 30, 2025, the Emerging Market Debt Fund, the High Yield Bond Fund, and the Core Plus Bond Fund had short-term capital loss carryforwards of $3,359,874, $3,635,373 and $1,896,644 and long-term capital loss carryforwards of $1,269,489, $13,603,597 and $3,141,042 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

As of September 30, 2025, the Emerging Market Debt Fund, and the High Yield Bond Fund had utilized capital loss carryforwards of $4,040,073 and $3,398,660 respectively.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Market Debt Fund had deferred qualified late-year ordinary losses of $2,546,675 which will be treated as arising on the first business day of the fiscal year ending September 30, 2025.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Fund’s prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2026, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Line of Credit

The Funds (other than Credit Opportunities Fund) are participants in a single uncommitted, unsecured $80,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of June 12, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $80,000,000 at any particular time. During the period ended March 31, 2026, none of the Funds borrowed under the line of credit.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2026, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Market Debt Fund	1	18.5%
High Yield Bond Fund	2	41.3%
Core Plus Bond Fund	2	24.8%

In addition, one unaffiliated shareholder owned 13.5% of the Emerging Market Debt Fund as of March 31, 2026. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held

NOTES TO FINANCIAL STATEMENTS

by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Currency Risk:

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investment denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory

In March 2026, the RBC Funds Board of Trustees determined to approve an investment advisory agreement with the Advisor (the “Agreement”) for the RBC BlueBay Credit Opportunities Fund (the “Fund”).

As part of their review of the Agreement, the Trustees requested, received and considered information regarding the advisory services expected to be performed by the Advisor; the staffing and qualifications of the personnel expected to be responsible for operating and managing the Fund; and the proposed fee and anticipated expenses expected to be incurred by the Fund. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as the senior investment professionals expected to be responsible for managing the Fund, to discuss the information as well as the Advisor’s ongoing management of the Trust and how that would extend to the Fund. The Trustees reviewed the nature, quality, and extent of the services expected to be provided to the Fund by the Advisor. The Trustees considered the significant experience of the Advisor and the investment professionals with regard to credit and credit-related instruments but noted that the Advisor did not currently manage client accounts with the same investment objective and strategies as the Fund, such that there was no comparable performance data for the Trustees to consider.

In considering the nature and quality of services expected to be to be provided by the Advisor, the Trustees were informed with respect to the Advisor’s research and analysis capabilities and the extensive portfolio management experience of the Advisor’s staff as well as their respective operational and compliance structure and systems and financial strength. The Trustees reviewed the Fund’s proposed investment advisory fees and reviewed comparative fee and expense information for similarly situated funds.

The Trustees reviewed projected profitability data for the Advisor and considered information regarding other benefits the Advisor and its affiliates expected to derive from their relationships with the Fund.

Based upon their review, the Trustees determined that the proposed advisory fee to be payable to the Advisor was fair and reasonable in light of the nature and quality of services expected to be provided under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it was in the interests of the Fund its future shareholders for the Trustees to approve the Agreement. In arriving at their collective decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2026.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-BB SAR 03-26

Financial Statements and Other Important Information For the six months ended March 31, 2026 RBC SMID Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2026 (Unaudited)

Shares		Value

Common Stocks — 97.4%
Communication Services — 1.6%
9,537	Nexstar Media Group, Inc.	$1,724,576

Consumer Discretionary — 13.4%
7,440	Boot Barn Holdings, Inc.*	1,088,918
9,180	Burlington Stores, Inc.*	2,986,988
14,320	Cava Group, Inc.*	1,158,488
10,520	Dorman Products, Inc.*	1,097,867
5,776	Installed Building Products, Inc.	1,531,506
6,328	LCI Industries	778,218
48,390	Life Time Group Holdings, Inc.*	1,303,627
25,780	Ollie’s Bargain Outlet Holdings, Inc.*	2,372,791
15,940	Planet Fitness, Inc., Class A*	1,185,617
8,040	Texas Roadhouse, Inc.	1,327,726

		14,831,746

Consumer Staples — 2.6%
17,200	Chefs’ Warehouse, Inc. (The)*	1,022,540
21,781	Performance Food Group Co.*	1,865,760

		2,888,300

Energy — 3.4%
55,290	TechnipFMC Plc	3,822,198

Financials — 9.0%
35,060	Baldwin Insurance Group, Inc. (The)*	769,216
10,146	FirstCash Holdings, Inc.	1,907,448
7,472	Jack Henry & Associates, Inc.	1,180,875
2,297	Kinsale Capital Group, Inc.	784,793
14,310	Shift4 Payments, Inc., Class A*	625,776
28,560	Stifel Financial Corp.	2,111,155
8,893	WEX, Inc.*	1,360,985
8,960	Wintrust Financial Corp.	1,244,903

		9,985,151

Health Care — 17.7%
86,360	ADMA Biologics, Inc.*	778,104
135,890	Alphatec Holdings, Inc.*	1,478,483
26,480	Bio-Techne Corp.	1,383,845
6,220	Charles River Laboratories International, Inc.*	1,072,950
30,977	Haemonetics Corp.*	1,745,864
13,644	HealthEquity, Inc.*	1,140,229
18,710	Integer Holdings Corp.*	1,646,480
3,350	Medpace Holdings, Inc.*	1,608,636
29,508	Merit Medical Systems, Inc.*	2,033,986
28,640	RadNet, Inc.*	1,600,690
13,610	Repligen Corp.*	1,603,530

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2026 (Unaudited)

Shares		Value

70,650	Stevanato Group SpA	$971,438
4,630	UFP Technologies, Inc.*	896,368
48,620	Vericel Corp.*	1,564,105

		19,524,708

Industrials — 27.8%
10,890	AAR Corp.*	1,192,019
9,150	AGCO Corp.	1,060,210
6,063	Applied Industrial Technologies, Inc.	1,608,635
4,520	CACI International, Inc., Class A*	2,458,292
18,000	CBIZ, Inc.*	483,300
2,970	CSW Industrials, Inc.	773,923
5,210	Dycom Industries, Inc.*	1,765,252
8,160	EnPro Industries, Inc.	2,045,304
10,430	Esab Corp.	1,008,164
52,805	ExlService Holdings, Inc.*	1,607,912
33,590	GXO Logistics, Inc.*	1,741,642
13,262	ICF International, Inc.	865,876
12,950	JBT Marel Corp.	1,655,917
5,077	Landstar System, Inc.	813,894
28,474	Mercury Systems, Inc.*	2,076,039
4,050	MYR Group, Inc.*	1,143,396
7,180	Paylocity Holding Corp.*	775,727
5,360	RBC Bearings, Inc.*	2,911,123
56,090	Tetra Tech, Inc.	1,689,431
8,459	Woodward, Inc.	3,027,645

		30,703,701

Information Technology — 17.7%
61,780	Alkami Technology, Inc.*	968,093
4,880	Appfolio, Inc., Class A*	770,162
7,393	Badger Meter, Inc.	1,126,324
66,300	Cellebrite DI Ltd.*	913,614
47,540	Clearwater Analytics Holdings, Inc., Class A*	1,124,321
18,740	Descartes Systems Group, Inc. (The)*	1,341,034
29,380	Dynatrace, Inc.*	1,086,472
17,328	ePlus, Inc.	1,303,932
4,198	Littelfuse, Inc.	1,424,591
7,023	Manhattan Associates, Inc.*	934,902
44,690	Mirion Technologies, Inc.*	830,787
8,556	Novanta, Inc.*	1,010,549
14,040	Onto Innovation, Inc.*	2,879,183
4,140	OSI Systems, Inc.*	1,099,211
10,340	Silicon Laboratories, Inc.*	2,152,271
11,152	SPS Commerce, Inc.*	620,832

		19,586,278

Materials — 3.0%
9,105	AptarGroup, Inc.	1,147,412

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2026 (Unaudited)

Shares		Value

5,578	Balchem Corp.	$945,360
8,000	Hawkins, Inc.	1,228,800

		3,321,572

Real Estate — 1.2%
10,444	Lamar Advertising Co., REIT, Class A	1,322,837

Total Common Stocks		107,711,067

(Cost $98,183,758)

Investment Company — 2.7%
2,954,892	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	2,954,892

Total Investment Company		2,954,892

(Cost $2,954,892)

Total Investments		$110,665,959
(Cost $101,138,650)(b) — 100.1%

Liabilities in excess of other assets — (0.1)%		(159,998)

NET ASSETS — 100.0%		$110,505,961

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedule of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

RBC SMID Cap Growth Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $98,183,758)	$107,711,067
Affiliated investments (cost $2,954,892)	2,954,892
Interest and dividend receivable	10,972
Receivable from advisor	20,399
Receivable for capital shares issued	33,855
Prepaid expenses and other assets	53,290

Total Assets	110,784,475

Liabilities:
Professional fees payable	7,605
Distributions payable	2,505
Payable for capital shares redeemed	32,115
Accrued expenses and other payables:
Investment advisory fees	66,079
Accounting fees	15,310
Audit fees	23,876
Trustees’ fees	1,420
Distribution fees	90,325
Shareholder reports	23,513
Transfer agent fees	11,793
Other	3,973

Total Liabilities	278,514

Net Assets	$110,505,961

Net Assets Consists of:
Capital	$95,083,826
Accumulated earnings	15,422,135

Net Assets	$110,505,961

4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

March 31, 2026 (Unaudited)

RBC SMID Cap Growth Fund
Net Assets
Class A	$15,157,948
Class I	78,415,174
Class R6	16,932,839

Total	$110,505,961

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,413,496
Class I	5,583,411
Class R6	1,196,570

Total	8,193,477

Net Asset Values and Redemption Prices Per Share:
Class A	$10.72

Class I	$14.04

Class R6	$14.15

Maximum Offering Price Per Share:
Class A	$11.37

Maximum Sales Charge - Class A	5.75%

See Notes to the Financial Statements.

5

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

RBC SMID Cap Growth Fund
Investment Income:
Dividend income - unaffiliated	$287,769
Dividend income - affiliated	33,221

Total Investment Income	320,990
Expenses:
Investment advisory fees	431,082
Distribution fees–Class A	21,510
Accounting fees	17,807
Audit fees	21,550
Custodian fees	3,301
Insurance fees	1,658
Legal fees	1,808
Registrations and filing fees	21,413
Shareholder reports	25,927
Transfer agent fees–Class A	12,004
Transfer agent fees–Class I	72,334
Transfer agent fees–Class R6	1,858
Trustees’ fees and expenses	3,527
Professional fees	2,531
Other fees	3,275

Total expenses before fee waiver/reimbursement	641,585
Expenses waived/reimbursed by:
Advisor	(121,026)

Net expenses	520,559

Net Investment Loss	(199,569)

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	8,199,463
Net change in unrealized depreciation on investments	(10,878,965)

Net realized/unrealized losses	(2,679,502)

Change in net assets resulting from operations	$(2,879,071)

See Notes to the Financial Statements.

6

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
From Investment Activities
Operations:
Net investment loss	$(199,569)	$(474,073)
Net realized gains from investments and foreign currency	8,199,463	8,302,812
Net change in unrealized depreciation on investments	(10,878,965)	(18,392,885)

Change in net assets resulting from operations	(2,879,071)	(10,564,146)

Distributions to Shareholders:
Class A	(1,618,549)	(386,624)
Class I	(6,472,167)	(1,642,883)
Class R6	(1,318,312)	(206,824)

Change in net assets resulting from shareholder distributions	(9,409,028)	(2,236,331)

Capital Transactions: (Note 6)
Proceeds from shares issued	7,618,408	28,055,569
Distributions reinvested	8,162,091	2,038,815
Cost of shares redeemed	(21,275,467)	(59,385,918)

Change in net assets resulting from capital transactions	(5,494,968)	(29,291,534)

Net decrease in net assets	(17,783,067)	(42,092,011)
Net Assets:
Beginning of period	128,289,028	170,381,039

End of period	$110,505,961	$128,289,028

Share Transactions:
Issued	501,310	1,818,173
Reinvested	577,898	132,851
Redeemed	(1,434,296)	(3,997,109)

Change in shares resulting from capital transactions	(355,088)	(2,046,085)

See Notes to the Financial Statements.

7

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/26 (Unaudited)	$12.17	(0.03)	(0.27)	—	(0.30)	—	(1.15)	(1.15)	$10.72
Year Ended 9/30/25	13.13	(0.07)	(0.68)	—	(0.75)	—	(0.21)	(0.21)	12.17
Year Ended 9/30/24	11.21	(0.05)	2.28	—	2.23	—	(0.31)	(0.31)	13.13
Year Ended 9/30/23	10.77	(0.04)	1.52	—	1.48	—	(1.04)	(1.04)	11.21
Year Ended 9/30/22	16.98	(0.07)	(1.90)	—	(1.97)	—	(4.24)	(4.24)	10.77
Year Ended 9/30/21	12.60	(0.09)	4.93	—(b)	4.84	—	(0.46)	(0.46)	16.98
Class I
Six Months Ended 3/31/26 (Unaudited)	$15.58	(0.02)	(0.37)	—	(0.39)	—	(1.15)	(1.15)	$14.04
Year Ended 9/30/25	16.71	(0.04)	(0.88)	—	(0.92)	—	(0.21)	(0.21)	15.58
Year Ended 9/30/24	14.14	(0.03)	2.91	—	2.88	—	(0.31)	(0.31)	16.71
Year Ended 9/30/23	13.31	(0.02)	1.89	—	1.87	—	(1.04)	(1.04)	14.14
Year Ended 9/30/22	19.98	(0.04)	(2.39)	—	(2.43)	—	(4.24)	(4.24)	13.31
Year Ended 9/30/21	14.73	(0.05)	5.76	—(b)	5.71	—	(0.46)	(0.46)	19.98
Class R6
Six Months Ended 3/31/26 (Unaudited)	$15.68	(0.02)	(0.36)	—	(0.38)	—	(1.15)	(1.15)	$14.15
Year Ended 9/30/25	16.81	(0.04)	(0.88)	—	(0.92)	—	(0.21)	(0.21)	15.68
Year Ended 9/30/24	14.22	(0.02)	2.92	—	2.90	—	(0.31)	(0.31)	16.81
Year Ended 9/30/23	13.38	(0.02)	1.90	—	1.88	—	(1.04)	(1.04)	14.22
Year Ended 9/30/22	20.04	(0.04)	(2.38)	—	(2.42)	—	(4.24)	(4.24)	13.38
Year Ended 9/30/21	14.76	(0.05)	5.79	—	5.74	—	(0.46)	(0.46)	20.04

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

8

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/26 (Unaudited)	(3.03	)%(c)	$ 15,158	1.07	%(d)	(0.55	)%(d)	1.26	%(d)	11%
Year Ended 9/30/25	(5.75)%		17,830	1.07%		(0.53)%		1.23%		23%
Year Ended 9/30/24	20.21%		24,706	1.07%		(0.41)%		1.28%		16%
Year Ended 9/30/23	14.23%		13,321	1.07%		(0.38)%		1.25%		19%
Year Ended 9/30/22	(16.50)%		11,259	1.07%		(0.52)%		1.27%		25%
Year Ended 9/30/21	38.95%		14,318	1.07%		(0.54)%		1.26%		28	%(e)
Class I
Six Months Ended 3/31/26 (Unaudited)	(2.94	)%(c)	$ 78,415	0.82	%(d)	(0.30	)%(d)	1.03	%(d)	11%
Year Ended 9/30/25	(5.53)%		92,729	0.82%		(0.28)%		0.98%		23%
Year Ended 9/30/24	20.62%		128,958	0.82%		(0.16)%		1.04%		16%
Year Ended 9/30/23	14.45%		87,116	0.82%		(0.13)%		1.05%		19%
Year Ended 9/30/22	(16.30)%		66,994	0.82%		(0.27)%		1.04%		25%
Year Ended 9/30/21	39.23%		81,239	0.82%		(0.29)%		0.99%		28	%(e)
Class R6
Six Months Ended 3/31/26 (Unaudited)	(2.85	)%(c)	$ 16,933	0.77	%(d)	(0.24	)%(d)	0.89	%(d)	11%
Year Ended 9/30/25	(5.50)%		17,730	0.77%		(0.23)%		0.86%		23%
Year Ended 9/30/24	20.65%		16,717	0.77%		(0.11)%		0.93%		16%
Year Ended 9/30/23	14.54%		9,443	0.77%		(0.14)%		0.98%		19%
Year Ended 9/30/22	(16.24)%		17	0.77%		(0.23)%		18.45%		25%
Year Ended 9/30/21	39.36%		21	0.77%		(0.25)%		19.28%		28	%(e)

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

9

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to the Financial Statements.

10

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the RBC SMID Cap Growth Fund (“Fund”).

The SMID Cap Growth Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM-US“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of the Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but

11

NOTES TO FINANCIAL STATEMENTS

listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Fund.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Fund utilizes fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

12

NOTES TO FINANCIAL STATEMENTS

Foreign Taxes:

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Fund discloses the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2026 is as follows:

Fund	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:

Investments in Securities
SMID Cap Growth Fund	$110,665,959	(a)	$—	$—	$110,665,959

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

Affiliated Investments:

The Fund invests in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Fund from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Fund in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares

13

NOTES TO FINANCIAL STATEMENTS

purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value September 30, 2025	Purchases	Sales	Value March 31, 2026	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
SMID Cap Growth Fund	$1,168,249	$19,148,194	$(17,361,551)	$2,954,892	$33,221

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the Statement of Operations.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Fund. Additionally, in the normal course of business, the Fund enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Real Estate Investment Trusts:

The Fund may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for the Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions, basis adjustments on investments in

14

NOTES TO FINANCIAL STATEMENTS

passive foreign investment companies (PFICs) and partnerships), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Fund to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%

This expense limitation agreement is in place until January 31, 2027, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. At March 31, 2026, the amount subject to possible recoupment under the expense limitation agreement was $214,955.

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of the Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2026, the amount waived was $1,485 for the SMID Cap Growth Fund, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Fund. The Bank of New York Mellon (”BNY“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Fund, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY’s fee is included with ”Accounting fees“ in the Statement of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $110,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive

15

NOTES TO FINANCIAL STATEMENTS

an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of March 31, 2026, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investments in the Fund.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$110,505,961	48,003	0.6%

4. Fund Distribution:

The Fund has adopted a Master Distribution (12b-1) Plan (the “Plan”) with respect to Class A, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2026, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Fund during the period ended March 31, 2026.

For the period ended March 31, 2026, the Distributor received commissions of $366 from front-end sales charges of Class A shares of the Fund, of which $126 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2026 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$13,837,236	$31,098,594

Within the guidelines established by the Fund to always seek best execution when entering into portfolio transactions, the Fund participated in a “commission recapture” program until January 13, 2023, under which brokerage transactions were directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program were reimbursed to the Fund and recorded as net realized gains from investment transactions in the financial statements.

16

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Fund are summarized below:

	SMID Cap Growth Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$149,827	$956,528
Distributions reinvested	1,588,922	376,194
Cost of shares redeemed	(2,397,274)	(6,373,729)

Change in Class A	$(658,525)	$(5,041,007)

Class I
Proceeds from shares issued	$5,757,894	$22,796,860
Distributions reinvested	6,402,557	1,633,316
Cost of shares redeemed	(18,012,022)	(50,635,329)

Change in Class I	$(5,851,571)	$(26,205,153)

Class R6
Proceeds from shares issued	$1,710,687	$4,302,181
Distributions reinvested	170,612	29,305
Cost of shares redeemed	(866,171)	(2,376,860)

Change in Class R6	$1,015,128	$1,954,626

Change in net assets resulting from capital transactions	$(5,494,968)	$(29,291,534)

SHARE TRANSACTIONS:
Class A
Issued	12,753	75,521
Reinvested	138,891	29,786
Redeemed	(203,045)	(521,493)

Change in Class A	(51,401)	(416,186)

Class I
Issued	377,544	1,461,595
Reinvested	427,693	101,260
Redeemed	(1,174,978)	(3,328,773)

Change in Class I	(369,741)	(1,765,918)

Class R6
Issued	111,013	281,057
Reinvested	11,314	1,805
Redeemed	(56,273)	(146,843)

Change in Class R6	66,054	136,019

Change in shares resulting from capital transactions	(355,088)	(2,046,085)

17

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$101,567,785	$20,825,929	$(11,727,755)	$9,098,174

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) mark to market adjustment, and cumulative partnership basis adjustment.

The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$2,236,331	$2,236,331	$2,236,331

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2026.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $324,208 which will be treated as arising on the first business day of the fiscal year ending September 30, 2026.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, the Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Fund’s prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor

18

NOTES TO FINANCIAL STATEMENTS

to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Fund to seek the best execution for all of the Fund’s securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2026, the Fund used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Line of Credit

The Fund is a participant in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 25, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2026.There were no borrowings made by the Fund under the line of credit during the period ended March 31, 2026.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2026, the Fund had broker-dealer omnibus accounts which each owned more than 10% of the Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	75.9%

Significant transactions by these shareholders may impact the Fund’s performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program,

19

NOTES TO FINANCIAL STATEMENTS

to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2026, none of the Fund’s investments were in violation of such sanctions.

Industry and sector focus risk

At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2026.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-EQ SAR 03-26

RBC Global Asset Management Financial Statements and Other Important Information For the six months ended March 31, 2026 RBC Bluebay U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund

March 31, 2026 (Unaudited)

Principal Amount		Value
U.S. Government Agency Obligations — 26.0%
Federal Home Loan Bank Discount Notes — 0.5%
$100,000,000	3.68%, 7/17/26(a),(b)	$98,938,917

Fannie Mae — 1.9%
40,000,000	(SOFR RATE + 0.080%), 3.71%, 1/7/28(c)	40,000,000
32,000,000	(SOFR RATE + 0.090%), 3.72%, 2/2/28(c)	32,000,000
36,000,000	(SOFR RATE + 0.085%), 3.72%, 3/6/28(c)	36,000,000
48,000,000	(SOFR RATE + 0.120%), 3.75%, 7/29/26(c)	48,000,000
124,000,000	(SOFR RATE + 0.135%), 3.77%, 8/21/26(c)	124,000,000
68,000,000	(SOFR RATE + 0.140%), 3.77%, 9/11/26(c)	68,000,000
33,000,000	(SOFR RATE + 0.140%), 3.77%, 12/11/26(c)	33,000,000

		381,000,000

Fannie Mae Discount Notes — 1.0%
100,000,000	3.56%, 5/1/26(a)	99,706,250
100,000,000	3.57%, 6/5/26(a)	99,365,347

		199,071,597

Federal Farm Credit — 5.3%
40,000,000	3.63%, 10/7/26	39,998,786
20,000,000	(SOFR RATE + 0.075%), 3.71%, 11/5/27(c)	20,000,000
40,000,000	(SOFR RATE + 0.085%), 3.72%, 1/21/28(c)	40,000,000
10,000,000	(SOFR RATE + 0.090%), 3.72%, 2/2/28(c)	10,000,000
10,000,000	(SOFR RATE + 0.090%), 3.72%, 2/9/28(c)	10,000,000
20,000,000	(SOFR RATE + 0.090%), 3.72%, 2/11/28(c)	20,000,000
5,000,000	(SOFR RATE + 0.090%), 3.72%, 2/17/28(c)	5,000,000
50,000,000	(SOFR RATE + 0.085%), 3.72%, 2/23/28(c)	50,000,000
25,000,000	(SOFR RATE + 0.100%), 3.73%, 6/29/27(c)	25,000,000
35,000,000	(SOFR RATE + 0.110%), 3.74%, 8/5/27(c)	35,000,000
50,000,000	(SOFR RATE + 0.120%), 3.75%, 8/4/27(c)	50,000,000
40,000,000	(SOFR RATE + 0.120%), 3.75%, 8/11/27(c)	40,000,000
100,000,000	(SOFR RATE + 0.125%), 3.76%, 4/16/27(c)	100,000,000
75,000,000	(SOFR RATE + 0.130%), 3.76%, 4/23/27(c)	75,000,000
90,000,000	(SOFR RATE + 0.130%), 3.76%, 10/15/27(c)	90,000,000
100,000,000	(SOFR RATE + 0.125%), 3.76%, 11/3/27(c)	100,000,000
100,000,000	(SOFR RATE + 0.135%), 3.77%, 8/19/26(c)	100,000,000
37,000,000	(SOFR RATE + 0.140%), 3.77%, 9/3/26(c)	37,000,000
30,000,000	(SOFR RATE + 0.140%), 3.77%, 9/4/26(c)	30,000,000
10,000,000	(SOFR RATE + 0.140%), 3.77%, 9/9/26(c)	10,000,000
40,000,000	(SOFR RATE + 0.140%), 3.77%, 9/25/26(c)	40,000,000
60,000,000	(SOFR RATE + 0.140%), 3.77%, 12/30/26(c)	60,000,000
50,000,000	(SOFR RATE + 0.240%), 3.87%, 7/19/27(c)	50,079,155
10,000,000	(SOFR RATE + 0.270%), 3.90%, 11/24/26(c)	10,007,403

		1,047,085,344

Federal Home Loan Banks — 12.5%
24,985,000	1.88%, 9/11/26	24,794,743

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$100,000,000	3.57%, 6/8/26(a)	$99,336,056
200,000,000	3.58%, 4/10/26(a)	199,822,750
100,000,000	3.59%, 9/4/26(a)	98,476,833
100,000,000	3.60%, 7/10/26(a)	99,016,667
135,150,000	3.61%, 8/5/26(a)	133,473,126
117,250,000	3.61%, 8/26/26(a)	115,555,151
58,945,000	3.63%, 9/4/26	58,937,032
115,000,000	3.64%, 5/6/26(a)	114,596,382
140,000,000	3.64%, 5/27/26(a)	139,215,564
100,000,000	3.65%, 5/22/26(a)	99,487,592
115,000,000	3.65%, 6/3/26(a)	114,274,896
100,000,000	3.67%, 4/8/26(a)	99,929,417
55,000,000	3.67%, 6/24/26(a)	54,532,867
45,909,000	3.67%, 7/15/26(a)	45,422,939
50,000,000	3.67%, 7/22/26(a)	49,435,333
100,000,000	3.68%, 7/24/26(a)	98,847,333
65,000,000	3.69%, 9/11/26(a)	63,933,142
20,000,000	(SOFR RATE + 0.080%), 3.71%, 1/7/28(c)	20,000,000
50,000,000	(SOFR RATE + 0.080%), 3.71%, 1/20/28(c)	50,000,000
50,000,000	(SOFR RATE + 0.090%), 3.72%, 2/9/28(c)	50,000,000
50,000,000	(SOFR RATE + 0.100%), 3.73%, 10/23/26(c)	50,000,000
100,000,000	(SOFR RATE + 0.100%), 3.73%, 6/30/27(c)	100,000,000
100,000,000	(SOFR RATE + 0.110%), 3.74%, 7/15/27(c)	100,000,000
100,000,000	(SOFR RATE + 0.125%), 3.76%, 10/22/27(c)	100,000,000
200,000,000	(SOFR RATE + 0.145%), 3.78%, 9/25/26(c)	200,000,000
150,000,000	3.82%, 4/9/26	149,999,949

		2,529,087,772

Federal Home Loan Mortgage Corp. — 0.5%
100,000,000	(SOFR RATE + 0.140%), 3.77%, 10/14/27(c)	100,000,000

Freddie Mac — 2.0%
50,000,000	(SOFR RATE + 0.095%), MTN, 3.73%, 6/16/27(c)	49,993,360
100,000,000	(SOFR RATE + 0.120%), MTN, 3.75%, 8/11/27(c)	100,000,000
100,000,000	(SOFR RATE + 0.125%), MTN, 3.76%, 8/25/27(c)	100,000,000
100,000,000	(SOFR RATE + 0.130%), 3.76%, 9/2/27(c)	100,000,000
63,000,000	(SOFR RATE + 0.140%), 3.77%, 9/4/26(c)	63,000,000

		412,993,360

Freddie Mac Discount Notes — 0.5%
100,000,000	3.60%, 7/2/26(a)	99,092,778

U.S. International Development Finance Corp. — 1.8%
4,472,000	(US Treasury Bill Yield 3-Month + 0.000%), 3.66%, 5/15/30(c)	4,472,000
5,064,103	(US Treasury Bill Yield 3-Month + 0.000%), 3.66%, 10/15/32(c)	5,064,103
2,948,718	(US Treasury Bill Yield 3-Month + 0.000%), 3.66%, 11/15/33(c)	2,948,718
6,346,154	(US Treasury Bill Yield 3-Month + 0.000%), 3.66%, 6/15/34(c)	6,346,154
10,885,000	3.77%, 10/23/26(a)	11,064,886

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$3,646,439	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/20/27(c)	$3,646,439
2,166,667	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/20/27(c)	2,166,667
1,875,001	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/20/27(c)	1,875,001
1,350,000	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/20/27(c)	1,350,000
1,158,333	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/20/27(c)	1,158,333
1,100,000	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/20/27(c)	1,100,000
833,334	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/20/27(c)	833,334
4,232,143	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 9/20/27(c)	4,232,143
2,727,273	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/15/28(c)	2,727,273
1,819,091	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/15/28(c)	1,819,091
38,079,167	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 9/20/32(c)	38,079,167
7,586,576	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/15/34(c)	7,586,576
5,086,475	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 6/15/34(c)	5,086,475
21,639,436	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 7/7/40(c)	21,639,436
20,712,032	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 7/7/40(c)	20,712,032
11,592,555	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 7/7/40(c)	11,592,555
11,399,346	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 7/7/40(c)	11,399,346
8,110,924	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 7/7/40(c)	8,110,924
5,274,427	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 7/7/40(c)	5,274,427
3,477,767	(US Treasury Bill Yield 3-Month + 0.000%), 3.82%, 7/7/40(a),(c)	3,477,767
9,388,679	(US Treasury Bill Yield 3-Month + 0.000%), 3.83%, 1/15/30(c)	9,388,679
1,320,000	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 9/15/26(c)	1,320,000
1,026,923	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 12/15/26(c)	1,026,923
9,195,742	3.84%, 1/17/27(a)	9,265,360
4,650,000	3.84%, 1/17/27(a)	4,685,204
5,833,333	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 1/20/27(c)	5,833,333
17,629,615	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 6/20/28(c)	17,629,615
4,125,000	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 11/15/28(c)	4,125,000
6,930,000	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 8/15/29(c)	6,930,000
3,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 8/15/29(c)	3,500,000
25,200,000	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 3/15/30(c)	25,200,000
6,861,111	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 10/15/30(c)	6,861,111
2,365,746	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 12/15/33(c)	2,365,746
12,604,875	(US Treasury Bill Yield 3-Month + 0.000%), 3.84%, 11/20/37(c)	12,604,875
833,334	(US Treasury Bill Yield 3-Month + 0.000%), 3.85%, 9/15/26(c)	833,334
15,469,000	3.89%, 1/24/27(a)	15,577,581
33,490,000	MTN, 4.09%, 8/16/27(a)	34,338,199
5,900,000	MTN, 4.18%, 4/23/26(a)	6,131,571
9,500,000	MTN, 4.20%, 7/1/26(a)	9,799,759
19,750,000	MTN, 4.23%, 7/24/26(a)	20,325,027
12,360,000	MTN, 4.25%, 7/17/26(a)	12,731,684

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$15,000,000	MTN, 4.26%, 7/17/26(a)	$15,452,154
10,000,000	MTN, 4.33%, 6/21/26(a)	10,334,143

		420,022,145

Total U.S. Government Agency Obligations		5,287,291,913

(Cost $5,287,291,913)

U.S. Treasury Obligations — 25.0%
U.S. Treasury Bills — 10.3%
135,000,000	U.S. Treasury Bill- When Issued, 3.63%, 6/2/26(b)	134,165,093
125,000,000	U.S. Treasury Bill- When Issued, 3.63%, 6/11/26(b)	124,113,486
125,000,000	U.S. Treasury Bill- When Issued, 3.63%, 6/16/26(b)	124,053,958
125,000,000	U.S. Treasury Bill- When Issued, 3.63%, 7/7/26(b)	123,790,868
125,000,000	U.S. Treasury Bill- When Issued, 3.64%, 4/21/26(b)	124,748,611
200,000,000	U.S. Treasury Bill- When Issued, 3.64%, 5/12/26(b)	199,175,217
135,000,000	U.S. Treasury Bill- When Issued, 3.64%, 6/9/26(b)	134,070,570
200,000,000	U.S. Treasury Bill- When Issued, 3.65%, 4/7/26(b)	199,878,917
200,000,000	U.S. Treasury Bill- When Issued, 3.65%, 4/28/26(b)	199,455,875
200,000,000	U.S. Treasury Bill- When Issued, 3.65%, 5/5/26(b)	199,313,672
260,000,000	U.S. Treasury Bill- When Issued, 3.67%, 4/23/26(b)	259,422,728
125,000,000	U.S. Treasury Bill- When Issued, 3.68%, 7/28/26(b)	123,511,684
125,000,000	U.S. Treasury Bill- When Issued, 4.00%, 4/16/26(b)	124,799,557

		2,070,500,236

U.S. Treasury Floating Rate Notes — 1.7%
50,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.099%), 3.75%, 1/31/28(c)	49,995,417
300,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.159%), 3.81%, 7/31/27(c)	299,876,216

		349,871,633

U.S. Treasury Notes — 13.0%
100,000,000	0.75%, 4/30/26	99,729,077
50,000,000	0.88%, 6/30/26	49,598,938
50,000,000	1.13%, 2/28/27	48,947,049
100,000,000	1.25%, 11/30/26	98,450,971
100,000,000	1.50%, 1/31/27	98,335,223
60,000,000	1.63%, 5/15/26	59,815,292
50,000,000	1.88%, 7/31/26	49,658,376
50,000,000	2.50%, 3/31/27	49,476,024
125,000,000	3.63%, 5/15/26	124,939,906
100,000,000	3.75%, 4/15/26	99,988,890
200,000,000	3.75%, 8/31/26	199,935,084
75,000,000	3.88%, 3/31/27	75,215,594
100,000,000	4.13%, 6/15/26	99,995,419
100,000,000	4.13%, 10/31/26	100,258,397
100,000,000	4.13%, 1/31/27	100,461,912
50,000,000	4.13%, 2/15/27	50,251,746

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$200,000,000	4.13%, 2/28/27	$201,004,323
100,000,000	4.25%, 11/30/26	100,401,404
100,000,000	4.25%, 12/31/26	100,444,235
100,000,000	4.25%, 3/15/27	100,682,093
100,000,000	4.38%, 7/31/26	100,128,464
50,000,000	4.38%, 8/15/26	50,050,424
100,000,000	4.50%, 4/15/27	100,774,766
100,000,000	4.63%, 6/30/26	100,111,432
100,000,000	4.63%, 9/15/26	100,320,918
100,000,000	4.63%, 10/15/26	100,516,737
100,000,000	4.88%, 4/30/26	100,066,704
100,000,000	4.88%, 5/31/26	100,136,936

		2,659,696,334

Total U.S. Treasury Obligations		5,080,068,203

(Cost $5,080,068,203)

Repurchase Agreements — 48.2%
550,000,000	Bank of America, National Association, dated 3/31/26; due 4/1/26 at 3.65% with maturity value of $550,055,764 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/26 to 1/15/34 at rates ranging from 0.13% to 1.75%, aggregate original par and fair value of $424,632,000 and $561,000,030, respectively)	550,000,000
550,000,000	Bank of America, National Association, dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $550,055,917 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/26 to 3/1/56 at rates ranging from 1.50% to 7.50%, aggregate original par and fair value of $1,096,711,120 and $561,000,001, respectively)	550,000,000
100,000,000	Bank of America, National Association, dated 3/31/26; due 4/1/26 at 3.60% with maturity value of $100,010,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/28 to 8/15/43 at rates ranging from 0.00% to 4.63%, aggregate original par and fair value of $102,241,800 and $102,000,003, respectively)	100,000,000

	Total Value of Bank of America, National Association, (collateral value of $ 1,224,000,034)	1,200,000,000

175,000,000	Bank of Montreal, dated 3/31/26; due 4/1/26 at 3.64% with maturity value of $175,017,694 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/15/27 to 9/30/30 at rates ranging from 3.38% to 3.63%, aggregate original par and fair value of $180,066,200 and $178,500,034, respectively)	175,000,000

	Total Value of Bank of Montreal, (collateral value of $ 178,500,034)	175,000,000

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$50,000,000	Barclays Bank Plc, dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $50,005,083 (fully collateralized by U.S. Treasury security with maturity date of 7/31/29 at a rate 4.00%, original par and fair value of $50,497,100 and $51,000,018, respectively)	$50,000,000

	Total Value of Barclays Bank Plc, (collateral value of $ 51,000,018)	50,000,000

400,000,000	BNP Paribas Securities Corp., dated 3/31/26; due 4/1/26 at 3.65% with maturity value of $400,040,556 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/26 to 2/15/55 at rates ranging from 0.00% to 4.63%, aggregate original par and fair value of $493,172,698 and $408,000,016, respectively)	400,000,000
250,000,000	BNP Paribas Securities Corp., dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $250,025,417 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 6/30/26 to 3/1/56 at rates ranging from 0.00% to 7.50%, aggregate original par and fair value of $433,997,714 and $255,000,091, respectively)	250,000,000
200,000,000	BNP Paribas Securities Corp., dated 3/31/26; due 4/2/26 at 3.62% with maturity value of $200,120,667 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/2/26 to 11/15/53 at rates ranging from 0.00% to 6.63%, aggregate original par and fair value of $229,308,331 and $204,000,044, respectively)	200,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 867,000,151)	850,000,000

350,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $350,035,583 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/31 to 3/31/31 at rates ranging from 1.13% to 5.38%, aggregate original par and fair value of $358,546,000 and $357,000,037, respectively)	350,000,000
350,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $350,035,583 (fully collateralized by Fannie Mae, Freddie Mac, Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 4/15/26 to 1/20/76 at rates ranging from 0.00% to 9.95%, aggregate original par and fair value of $1,776,899,798 and $357,000,005, respectively)	350,000,000
200,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 4/2/26 at 3.64% with maturity value of $200,121,333 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Federal Home Loan Bank, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 5/8/26 to 2/15/56 at rates ranging from 0.00% to 4.75%, aggregate original par and fair value of $210,877,427 and $204,000,083, respectively)	200,000,000

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$100,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 4/1/26 at 3.67% with maturity value of $100,010,194 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/26 to 2/28/33 at rates ranging from 3.75% to 4.88%, aggregate original par and fair value of $103,282,400 and $102,000,041, respectively)	$100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 4/6/26 at 3.68% with maturity value of $100,930,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/26 to 7/15/26 at rates ranging from 0.13% to 4.88%, aggregate original par and fair value of $74,634,400 and $102,000,057, respectively)	100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 4/23/26 at 3.70% with maturity value of $100,935,278 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/26 to 7/15/26 at rates ranging from 0.13% to 4.88%, aggregate original par and fair value of $74,634,400 and $102,000,057, respectively)	100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 6/3/26 at 3.70% with maturity value of $101,233,333 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 12/31/27 to 2/28/33 at rates ranging from 3.75% to 3.88%, aggregate original par and fair value of $101,866,200 and $102,000,089, respectively)	100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 5/22/26 at 3.71% with maturity value of $101,195,444 (fully collateralized by Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 11/15/28 to 8/20/42 at rates ranging from 2.00% to 6.00%, aggregate original par and fair value of $1,755,069,372 and $102,000,070, respectively)	100,000,000
100,000,000	Citigroup Global Markets, Inc., dated 3/31/26; due 6/18/26 at 3.72% with maturity value of $100,961,000 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Federal Home Loan Bank, Freddie Mac, Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 4/22/26 to 5/15/53 at rates ranging from 0.00% to 8.38%, aggregate original par and fair value of $2,106,207,321 and $102,000,000, respectively)	100,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 1,530,000,439)	1,500,000,000

500,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $500,050,833 (fully collateralized by Fannie Mae, Freddie Mac, Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 10/31/27 to 4/1/56 at rates ranging from 1.50% to 7.50%, aggregate original par and fair value of $773,048,725 and $510,000,000, respectively)	500,000,000

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$200,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/26; due 4/1/26 at 3.62% with maturity value of $200,020,111 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 4/1/36 to 3/20/66 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of $431,848,650 and $204,000,000, respectively)	$200,000,000
150,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $150,015,250 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 4/1/29 to 11/20/65 at rates ranging from 2.00% to 7.50%, aggregate original par and fair value of $160,687,966 and $153,000,002, respectively)	150,000,000
120,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/26; due 4/1/26 at 3.65% with maturity value of $120,012,167 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/44 to 3/1/56 at rates ranging from 1.50% to 7.00%, aggregate original par and fair value of $187,352,659 and $122,400,000, respectively)	120,000,000
67,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $67,006,812 (fully collateralized by Fannie Mae, Freddie Mac, Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 1/15/27 to 4/20/65 at rates ranging from 0.38% to 7.00%, aggregate original par and fair value of $85,789,438 and $68,340,000, respectively)	67,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 1,057,740,002)	1,037,000,000

625,000,000	Deutsche Bank Securities, dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $625,063,542 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/29/28 to 8/15/31 at rates ranging from 1.25% to 4.25%, aggregate original par and fair value of $670,214,400 and $637,500,033, respectively)	625,000,000
220,000,000	Deutsche Bank Securities, dated 3/31/26; due 4/1/26 at 3.67% with maturity value of $220,022,428 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 2/20/50 to 9/1/62 at rates ranging from 2.00% to 6.50%, aggregate original par and fair value of $279,240,174 and $224,400,001, respectively)	220,000,000
200,000,000	Deutsche Bank Securities, dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $200,020,333 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/41 to 8/15/55 at rates ranging from 1.63% to 4.75%, aggregate original par and fair value of $274,682,900 and $204,000,053, respectively)	200,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 1,065,900,087)	1,045,000,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$300,000,000	Fixed Income Clearing Corporation, dated 3/31/26; due 4/1/26 at 3.60% with maturity value of $300,030,000 (fully collateralized by U.S. Treasury security with maturity date of 6/30/27 at a rate 0.50%, original par and fair value of $318,519,100 and 306,000,191, respectively)	$300,000,000
150,000,000	Fixed Income Clearing Corporation, dated 3/31/26; due 4/1/26 at 3.66% with maturity value of $150,030,500 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/32 to 2/15/32 at rates ranging from 1.88% to 4.38%, original par and fair value of $156,104,000 and 153,000,137, respectively)	150,000,000

	Total Value of Fixed Income Clearing Corporation, (collateral value of $ 459,000,328)	450,000,000

300,000,000	Goldman Sachs & Co. LLC, dated 3/31/26; due 4/1/26 at 3.64% with maturity value of $300,030,333 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 5/15/29 to 12/20/64 at rates ranging from 3.00% to 7.00%, aggregate original par and fair value of $569,280,377 and $306,000,000, respectively)	300,000,000
225,000,000	Goldman Sachs & Co. LLC, dated 3/31/26; due 4/1/26 at 3.00% with maturity value of $225,018,750 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/36 to 2/15/42 at rates ranging from 0.00% to 3.13%, aggregate original par and fair value of $281,020,597 and $229,500,046, respectively)	225,000,000
225,000,000	Goldman Sachs & Co. LLC, dated 3/31/26; due 4/1/26 at 3.50% with maturity value of $225,021,875 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/28 to 5/15/50 at rates ranging from 0.63% to 1.25%, aggregate original par and fair value of $288,428,900 and $229,500,057, respectively)	225,000,000
200,000,000	Goldman Sachs & Co. LLC, dated 3/31/26; due 4/2/26 at 3.63% with maturity value of $200,121,000 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 5/1/28 to 4/1/56 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of $283,963,885 and $204,000,000, respectively)	200,000,000
125,000,000	Goldman Sachs & Co. LLC, dated 3/31/26; due 4/1/26 at 3.50% with maturity value of $125,012,153 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/31/26 to 2/15/56 at rates ranging from 0.00% to 4.75%, aggregate original par and fair value of $133,574,262 and $127,500,074, respectively)	125,000,000

	Total Value of Goldman Sachs & Co. LLC, (collateral value of $ 1,096,500,177)	1,075,000,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount		Value
$500,000,000	TD Securities (USA), dated 3/31/26; due 4/1/26 at 3.67% with maturity value of $500,050,972 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/26 to 8/15/55 at a rate 0.00%, aggregate original par and fair value of $1,349,559,670 and $510,000,020, respectively)	$500,000,000
200,000,000	TD Securities (USA), dated 3/31/26; due 4/2/26 at 3.64% with maturity value of $200,121,333 (fully collateralized by Freddie Mac and Ginnie Mae securities with maturity dates ranging from 7/20/52 to 3/20/56 at rates ranging from 4.50% to 7.50%, aggregate original par and fair value of $232,344,306 and $204,000,001, respectively)	200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 714,000,021)	700,000,000

1,000,000,000	Wells Fargo Securities LLC, dated 3/31/26; due 4/1/26 at 3.67% with maturity value of $1,000,101,944 (fully collateralized by Ginnie Mae security with maturity date of 5/20/52 at a rate 4.00%, original par and fair value of $1,476,919,619 and $1,020,000,000, respectively)	1,000,000,000
300,000,000	Wells Fargo Securities LLC, dated 3/31/26; due 4/2/26 at 3.65% with maturity value of $300,182,500 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/28 to 3/1/56 at rates ranging from 1.50% to 7.00%, aggregate original par and fair value of $398,313,134 and $306,000,000, respectively)	300,000,000
100,000,000	Wells Fargo Securities LLC, dated 3/31/26; due 5/1/26 at 3.70% with maturity value of $100,945,556 (fully collateralized by Fannie Mae security with maturity date of 8/1/55 at a rate 6.00%, original par and fair value of $120,903,271 and $102,000,000, respectively)	100,000,000
100,000,000	Wells Fargo Securities LLC, dated 3/31/26; due 4/2/26 at 3.70% with maturity value of $100,647,500 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/37 to 10/1/55 at rates ranging from 2.50% to 6.50%, aggregate original par and fair value of $120,021,324 and $102,000,000, respectively)	100,000,000
100,000,000	Wells Fargo Securities LLC, dated 3/31/26; due 6/5/26 at 3.70% with maturity value of $100,945,556 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/24/26 to 11/15/30 at rates ranging from 0.75% to 6.63%, aggregate original par and fair value of $91,069,000 and $102,000,080, respectively)	100,000,000
100,000,000	Wells Fargo Securities LLC, dated 3/31/26; due 6/15/26 at 3.70% with maturity value of $100,925,000 (fully collateralized by Fannie Mae, Federal Home Loan Bank and Freddie Mac securities with maturity dates ranging from 7/26/27 to 7/15/36 at rates ranging from 0.00% to 7.25%, aggregate original par and fair value of $101,630,000 and $102,003,472, respectively)	100,000,000

	Total Value of Wells Fargo Securities LLC, (collateral value of $ 1,734,003,552)	1,700,000,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2026 (Unaudited)

Principal Amount	Value

Total Repurchase Agreements	9,782,000,000

(Cost $9,782,000,000)

Total Investments	$20,149,360,116
(Cost $20,149,360,116)(d) — 99.2%

Other assets in excess of liabilities — 0.8%	166,509,194

NET ASSETS — 100.0%	$20,315,869,310

(a)	The rate represents effective yield at the time of purchase.

(b)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(c)	Floating rate note. Rate shown is as of report date.

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

MTN - Medium Term Note

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

RBC BlueBay U.S. Government Money Market Fund

Assets:
Investments, at value (cost $10,367,360,116)	$10,367,360,116
Repurchase agreements, at value (cost $9,782,000,000)	9,782,000,000
Cash	120,671,202
Interest and dividend receivable	49,074,493
Receivable for capital shares issued	33,757,407
Prepaid expenses and other assets	123,371

Total Assets	20,352,986,589

Liabilities:
Distributions payable	24,856,922
Payable for capital shares redeemed	8,729,130
Accrued expenses and other payables:
Investment advisory fees	1,790,709
Accounting fees	508,515
Professional fees	7,606
Distribution fees	857,116
Custodian fees	36,922
Shareholder reports	68,800
Transfer agent fees	31,518
Other	230,041

Total Liabilities	37,117,279

Net Assets	$20,315,869,310

Net Assets Consists of:
Capital	$20,316,080,769
Accumulated earnings	(211,459)

Net Assets	$20,315,869,310

12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

March 31, 2026 (Unaudited)

RBC BlueBay U.S. Government Money Market Fund

Net Assets
Class A	$1,584,612,413
Institutional Class 1	14,783,328,108
Institutional Class 2	3,567,364,610
Investor Class	380,564,179

Total	$20,315,869,310

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,584,587,488
Institutional Class 1	14,783,593,956
Institutional Class 2	3,567,312,522
Investor Class	380,607,517

Total	20,316,101,483

Net Asset Values and Redemption Prices Per Share:
Class A	$1.00

Institutional Class 1	$1.00

Institutional Class 2	$1.00

Investor Class	$1.00

See Notes to the Financial Statements.

13

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)
RBC BlueBay U.S. Government Money Market Fund

Investment Income:
Interest income	$395,099,749

Expenses:
Investment advisory fees	10,170,374
Distribution fees–Class A	556,008
Distribution fees–Institutional Class 2	2,714,848
Distribution fees–Investor Class	1,904,756
Accounting fees	544,280
Audit fees	21,605
Custodian fees	128,843
Insurance fees	15,468
Legal fees	206,859
Registrations and filing fees	181,931
Shareholder reports	303,052
Transfer agent fees–Class A	39,421
Transfer agent fees–Institutional Class 1	682,339
Transfer agent fees–Institutional Class 2	3,230
Transfer agent fees–Investor Class	3,010
Trustees’ fees and expenses	399,137
Professional fees	2,531
Other fees	142,924

Total expenses before fee waiver/reimbursement	18,020,616
Expenses waived/reimbursed by:
Distributor - Class Specific	(230,184)

Net expenses	17,790,432

Net Investment Income	377,309,317

Realized/Unrealized Gains/(Losses):

Net realized gains from investment transactions	118,068

Change in net assets resulting from operations	$377,427,385

See Notes to the Financial Statements.

14

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
From Investment Activities
Operations:
Net investment income	$377,309,317	$639,956,177
Net realized gains from investments	118,068	14,342

Change in net assets resulting from operations	377,427,385	639,970,519

Distributions to Shareholders:
Class A	(20,127,806)	(10,414,060)
Institutional Class 1	(286,370,213)	(460,809,488)
Institutional Class 2	(65,348,452)	(155,214,336)
Investor Class	(5,486,184)	(13,506,030)

Change in net assets resulting from shareholder distributions	(377,332,655)	(639,943,914)

Capital Transactions: (Note 5)
Proceeds from shares issued	82,512,918,684	127,014,417,027
Distributions reinvested	224,775,415	415,791,966
Cost of shares redeemed	(80,902,166,543)	(124,430,298,727)

Change in net assets resulting from capital transactions	1,835,527,556	2,999,910,266

Net increase in net assets	1,835,622,286	2,999,936,871

Net Assets:
Beginning of period	18,480,247,024	15,480,310,153

End of period	$20,315,869,310	$18,480,247,024

Share Transactions:
Issued	82,512,918,684	127,014,417,027
Reinvested	224,774,485	415,778,692
Redeemed	(80,902,166,543)	(124,430,298,727)

Change in shares resulting from capital transactions	1,835,526,626	2,999,896,992

See Notes to the Financial Statements.

15

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/26 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/25	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Period Ended 9/30/23(c)	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Institutional Class 1
Six Months Ended 3/31/26 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/25	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Year Ended 9/30/23	1.00	0.05	(0.01)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Institutional Class 2
Six Months Ended 3/31/26 (Unaudited)	$1.00	0.02	—(b)	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/25	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/24	1.00	0.05	—(b)	0.05	(0.05)	(0.05)	1.00
Year Ended 9/30/23	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Investor Class
Six Months Ended 3/31/26 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/25	1.00	0.03	—(b)	0.03	(0.03)	(0.03)	1.00
Year Ended 9/30/24	1.00	0.04	—(b)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/23	1.00	0.03	0.01	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/21	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

16

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
Class A
Six Months Ended 3/31/26 (Unaudited)	1.84%(a)	$ 1,585	0.23%(b)	3.62%(b)	0.23%(b)
Year Ended 9/30/25	4.31%	758	0.23%	4.12%	0.23%
Year Ended 9/30/24	5.26%	8	0.25%(c)	5.06%	0.34%
Period Ended 9/30/23(d)	1.58%(a)	—	0.25%(b)(c)	4.94%(b)	5.53%(b)
Institutional Class 1
Six Months Ended 3/31/26 (Unaudited)	1.89%(a)	$14,783	0.13%(b)	3.76%(b)	0.13%(b)
Year Ended 9/30/25	4.43%	13,602	0.12%	4.33%	0.12%
Year Ended 9/30/24	5.39%	11,701	0.14%	5.25%	0.14%
Year Ended 9/30/23	4.54%	8,244	0.13%(e)	4.74%	0.17%
Year Ended 9/30/22	0.60%	2,724	0.07%(e)	0.29%	0.17%
Year Ended 9/30/21	0.02%	11,201	0.09%(e)	0.02%	0.17%
Institutional Class 2
Six Months Ended 3/31/26 (Unaudited)	1.82%(a)	$ 3,567	0.27%(b)	3.61%(b)	0.27%(b)
Year Ended 9/30/25	4.28%	3,737	0.27%	4.19%	0.27%
Year Ended 9/30/24	5.24%	3,383	0.27%	5.12%	0.27%
Year Ended 9/30/23	4.39%	3,705	0.28%	4.36%	0.28%
Year Ended 9/30/22	0.52%	2,967	0.15%(f)	0.43%	0.27%
Year Ended 9/30/21	0.02%	3,935	0.09%(f)	0.02%	0.27%
Investor Class
Six Months Ended 3/31/26 (Unaudited)	1.45%(a)	$ 381	1.00%(b)	2.88%(b)	1.12%(b)
Year Ended 9/30/25	3.52%	383	1.00%	3.47%	1.12%
Year Ended 9/30/24	4.49%	389	1.00%	4.40%	1.12%
Year Ended 9/30/23	3.64%	1,403	1.00%	3.38%	1.13%
Year Ended 9/30/22	0.25%	3,012	0.36%(g)	0.18%	1.12%
Year Ended 9/30/21	0.02%	5,218	0.08%(g)	0.02%	1.12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

17

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

(a)	Not annualized.

(b)	Annualized.

(c)

During the periods ended September 30, 2024 and September 30, 2023, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.01% and 5.19%, if such voluntary waivers were excluded for the period ended September 30, 2024 and for the period ended September 30, 2023. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(d)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

(e)

During the periods ended September 30, 2023, September 30, 2022 and September 30, 2021, the Advisor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.03%, 0.09% and 0.08%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2023, September 30, 2022 and September 30, 2021. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(f)

During the periods ended September 30, 2022 and September 30, 2021, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.11% and 0.18%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022 and September 30, 2021. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(g)

During the periods ended September 30, 2022 and September 30, 2021, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.65% and 0.92%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022 and September 30, 2021. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

See Notes to the Financial Statements.

18

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the RBC BlueBay U.S. Government Money Market Fund (“Fund”).

The Fund offers four share classes: Class A, Institutional Class 1, Institutional Class 2 and Investor Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Fund financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund financial statements.

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or the Advisor determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

20

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2026 is as follows:

Fund	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
RBC BlueBay U.S. Government Money Market Fund	$—	20,149,360,116	$—	20,149,360,116

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees, sub-transfer agent fees, shareholder servicing fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion

21

NOTES TO FINANCIAL STATEMENTS

of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2026, the Fund held when-issued securities and details are included in the Schedules of Portfolio Investments.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not had prior claims or losses pursuant to these contracts.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the fund as follows:

Annual Rate
RBC BlueBay U.S. Government Money Market Fund	0.10%

Institutional Class 1 of the Fund may pay an annual shareholder services administration fee of up to 0.05% of the average daily net assets attributable to Institutional Class 1 shares that is used to reimburse or compensate a servicing agent (or pay the Advisor, which the Advisor will use to reimburse or compensate a servicing agent) for its efforts and expenses incurred in connection with servicing shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for Institutional Class 1 and, effective October 1, 2025, at 0.25% for Class A until January 31, 2027. During the period ended March 31, 2026, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the

22

NOTES TO FINANCIAL STATEMENTS

Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $110,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The Advisor has invested in and, as of March 31, 2026, owns 53,327,604 shares of the Fund, representing 0.3% of total Fund net assets.

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to Class A, Institutional Class 2 and Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	Class A	Institutional Class 2	Investor Class
12b-1 Plan Fee	0.10%	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
Institutional Class 2	0.30%
Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2027. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2026, the amount subject to possible recoupment under the expense limitation agreement is $468,697.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

23

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2026, the following distribution fees were waived either contractually or voluntarily:

Share Class	Distribution Fees Waived
Investor Class	$230,184

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	RBC BlueBay U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2026	For the Year Ended
	(Unaudited)	September 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,589,381,077	$1,080,845,246
Distributions reinvested	20,127,712	10,414,109
Cost of shares redeemed	(782,713,405)	(341,052,137)

Change in Class A	$826,795,384	$750,207,218

Institutional Class 1
Proceeds from shares issued	$77,986,618,351	$118,599,286,565
Distributions reinvested	133,813,044	236,657,518
Cost of shares redeemed	(76,939,319,020)	(116,934,513,125)

Change in Institutional Class 1	$1,181,112,375	$1,901,430,958

Institutional Class 2
Proceeds from shares issued	$2,783,792,117	$6,908,075,030
Distributions reinvested	65,348,474	155,214,307
Cost of shares redeemed	(3,019,115,794)	(6,709,479,411)

Change in Institutional Class 2	$(169,975,203)	$353,809,926

Investor Class
Proceeds from shares issued	$153,127,139	$426,210,186
Distributions reinvested	5,486,185	13,506,032
Cost of shares redeemed	(161,018,324)	(445,254,054)

Change in Investor Class	$(2,405,000)	$(5,537,836)

Change in net assets resulting from capital transactions	$1,835,527,556	$2,999,910,266

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial

24

NOTES TO FINANCIAL STATEMENTS

statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay U.S. Government Money Market Fund	$636,404,257	$636,404,257	$636,404,257

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2026.

As of March 31, 2026, the Fund does not have any capital loss carryforward.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending

September 30, 2025.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 25, 2026. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2026 and there were no borrowings made by the Fund during the period.

8. Significant Risks

Shareholder concentration risk:

As of March 31, 2026, affiliated broker-dealer omnibus accounts in aggregate owned 30.0% of the Fund’s outstanding shares. In addition, an unaffiliated broker-dealer omnibus account owned 13.7% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the

25

NOTES TO FINANCIAL STATEMENTS

performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

The Fund’s yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund’s yield may also be low. When interest rates increase, securities held by the Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. The Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than as described below.

The RBC Funds Trust filed with the Securities and Exchange Commission a post-effective amendment to its registration statement to create a new share class for the Fund. The new share class, Institutional Class 3, is expected to become effective and commence operations on June 23, 2026.

26

27

RBC Funds

PO Box 219252

Kansas City, MO 64121-9252

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2026.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-MM SAR 03-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date	June 4, 2026

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	June 4, 2026

* Print the name and title of each signing officer under his or her signature.